UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

JEFFREY K. RINGDAHL, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2023

Date of reporting period: December 31, 2022

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2022 SEMI-ANNUAL REPORT

December 31, 2022

ARK TRANSFORMATIONAL INNOVATION FUND

ARK 1222

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

ARK TRANSFORMATIONAL INNOVATION FUND

Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Companies that the sub-advisor believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. Investing in Health Care sector companies involves risk due to government regulations, product litigation, competitive forces, and loss of patent protection. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2022

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Warren E. Buffett, the “Oracle of Omaha” and billionaire chairman and CEO of Berkshire Hathaway, once said, “Predicting rain doesn’t count. Building arks does.”

Mr. Buffet’s plain-spoken words make a great deal of common sense. Figuring out when the next dangerous storm may occur could prove to be an effort in futility if we haven’t also devised a plan for preserving our physical well-being when the thunder rolls and the lightning strikes. The time to build a shelter is before the storm clouds appear on the horizon. The same can also be said about our investment portfolios. Careful planning and fine-tuning can be especially important as we seek to preserve and grow our investment portfolios during periods of economic uncertainty – particularly as we consider the effects of higher inflation, slower economic growth and geopolitical concerns such as Russia’s war with Ukraine.

None of us has the ability to foresee the future – not even the Oracle of Omaha. To help your investment portfolio weather storms over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to better manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. Through careful planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon ARK Transformational Innovation FundSM

Performance Overview

December 31, 2022 (Unaudited)

The Investor Class of the American Beacon ARK Transformational Innovation Fund (the “Fund”) returned -20.87% for the six-month period ended December 31, 2022. The Fund underperformed the S&P 500® Index (the “Index”) return of 2.31% for the period.

Total Returns for the Period ended December 31, 2022

	Ticker	6 Months*	1 Year	3 Year	5 Year	Since inception 01/27/2017
R5 Class (1,6)	ADNIX	(20.69)%	(66.13)%	(13.37)%	(3.54)%	5.91%
Y Class (1,6)	ADNYX	(20.80)%	(66.19)%	(13.48)%	(3.64)%	5.79%
Investor Class (1,6)	ADNPX	(20.87)%	(66.26)%	(13.67)%	(3.87)%	5.54%
A Class without Sales Charge (1,2,3,6)	ADNAX	(21.00)%	(66.35)%	(13.77)%	(3.86)%	5.61%
A Class with Sales Charge (1,2,3,6)	ADNAX	(25.56)%	(68.28)%	(15.45)%	(5.00)%	4.56%
C Class without Sales Charge (1,2,3,6)	ADNCX	(21.34)%	(66.60)%	(14.42)%	(4.45)%	5.07%
C Class with Sales Charge (1,2,3,6)	ADNCX	(22.34)%	(67.60)%	(14.42)%	(4.45)%	5.07%
R6 Class (1,4,6)	ADNRX	(20.72)%	(66.13)%	(13.42)%	(3.57)%	5.88%

S&P 500® Index (5)		2.31%	(18.11)%	7.66%	9.42%	11.07%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the R5, Y, Investor, and R6 Classes of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. The strategy employed by the Fund’s sub-advisor has the potential for more volatility than broad market averages, which may result in significant fluctuations in the Fund’s short-term returns, both positive and negative.

2.

A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. A portion of the fees charged to the A and C Classes of the Fund was waived from Fund inception to 2020. Performance prior to waiving fees was lower than the actual returns shown from inception to 2020.

3.

Fund performance for the five-year and since inception periods represents the total returns achieved by the Investor Class from 1/27/2017 up to 1/2/2019, the inception date of the A and C Classes. Expenses of the Investor Class are lower than those of the A and C Classes. As a result, total returns shown may be higher than they would have been had the A and C Classes been in existence since 1/27/2017.

4.

Fund performance for the three-year, five-year and since inception periods represents the total returns achieved by the R5 Class from 1/27/2017 up to 10/28/2020, the inception date of the R6 Class. Expenses of the R5 Class are higher than those of the R6 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 1/27/2017.

5.

The S&P 500® Index is an unmanaged index of common stocks publicly traded in the United States. The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and has been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon ARK Transformational Innovation Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Index. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 1.12%, 1.19%, 1.45%, 1.43%, 2.19%, and 1.12%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s underperformance for the period was attributable to holdings primarily in the Information Technology and Consumer Discretionary sectors. Securities within the Information Technology sector that detracted from performance included out-of-Index names Zoom Video Communications, Inc. Class A (down 37.0%) and Twilio

2

American Beacon ARK Transformational Innovation FundSM

Performance Overview

December 31, 2022 (Unaudited)

Inc. Class A (down 40.0%). Within the Consumer Discretionary sector, names like Tesla, Inc. (down 45.2%) detracted from performance. Shares of Tesla declined after lower than expected third-quarter deliveries and management comments that supply chain issues could impact future deliveries. Adding pressure to the share price was a combination of concerns over demand in China and CEO Elon Musk’s Twitter acquisition.

From a sector allocation standpoint, underweight allocations to the Energy and Industrials, the best and second-best performing sectors in the Index, detracted from performance. An overweight allocation to the Health Care sector, the fifth-best performing sector in the Index, contributed to performance.

The sub-advisor will continue to focus on thematic investing in disruptive innovation with the potential for excess returns.

Top Ten Holdings (% Net Assets)
Zoom Video Communications, Inc., Class A		9.7
Exact Sciences Corp.		8.7
Roku, Inc.		6.5
Tesla, Inc.		6.5
Block, Inc.		6.3
Teladoc Health, Inc.		6.2
UiPath, Inc., Class A		5.6
Shopify, Inc., Class A		4.8
Twilio, Inc., Class A		4.1
Intellia Therapeutics, Inc.		4.0

Total Fund Holdings	29

Industry Weightings (% of Investments)
Software		23.0
Biotechnology		20.8
IT Services		15.3
Entertainment		9.5
Automobiles		6.5
Capital Markets		6.4
Health Care Technology		6.3
Life Sciences Tools & Services		3.7
Hotels, Restaurants & Leisure		3.2
Chemicals		2.5
Health Care Providers & Services		1.2
Diversified Consumer Services		0.8
Health Care Equipment & Supplies		0.7
Semiconductors & Semiconductor Equipment		0.1

3

American Beacon ARK Transformational Innovation FundSM

Expense Examples

December 31, 2022 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2022 through December 31, 2022.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon ARK Transformational Innovation FundSM

Expense Examples

December 31, 2022 (Unaudited)

American Beacon ARK Transformational Innovation Fund

	Beginning Account Value 7/1/2022	Ending Account Value 12/31/2022	Expenses Paid During Period 7/1/2022-12/31/2022*
R5 Class
Actual	$1,000.00	$793.10	$4.47
Hypothetical**	$1,000.00	$1,020.22	$5.04
Y Class
Actual	$1,000.00	$792.00	$4.88
Hypothetical**	$1,000.00	$1,019.76	$5.50
Investor Class
Actual	$1,000.00	$791.30	$5.96
Hypothetical**	$1,000.00	$1,018.55	$6.72
A Class
Actual	$1,000.00	$790.00	$7.04
Hypothetical**	$1,000.00	$1,017.34	$7.93
C Class
Actual	$1,000.00	$786.60	$10.76
Hypothetical**	$1,000.00	$1,013.16	$12.13
R6 Class
Actual	$1,000.00	$792.80	$4.47
Hypothetical**	$1,000.00	$1,020.22	$5.04

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.99%, 1.08%, 1.32%, 1.56%, 2.39%, and 0.99% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.79%

Communication Services - 9.52%

Entertainment - 9.52%
ROBLOX Corp., Class AA	201,033	$5,721,399
Roku, Inc.A	301,162	12,257,294

		17,978,693

Total Communication Services		17,978,693

Consumer Discretionary - 10.41%

Automobiles - 6.47%
Tesla, Inc.A	99,087	12,205,537

Diversified Consumer Services - 0.80%
2U, Inc.A	241,841	1,516,343

Hotels, Restaurants & Leisure - 3.14%
DraftKings, Inc., Class AA B	520,681	5,930,556

Total Consumer Discretionary		19,652,436

Financials - 6.42%

Capital Markets - 6.42%
Coinbase Global, Inc., Class AA	200,294	7,088,405
Robinhood Markets, Inc., Class AA	618,595	5,035,363

		12,123,768

Total Financials		12,123,768

Health Care - 32.61%

Biotechnology - 20.75%
CRISPR Therapeutics AGA B	182,186	7,405,861
Exact Sciences Corp.A	332,427	16,458,461
Intellia Therapeutics, Inc.A	218,332	7,617,603
Organovo Holdings, Inc.A B	2,538	3,604
Twist Bioscience Corp.A	125,458	2,987,155
Veracyte, Inc.A	156,264	3,708,145
Verve Therapeutics, Inc.A	50,694	980,929

		39,161,758

Health Care Equipment & Supplies - 0.68%
Cerus Corp.A	350,804	1,280,435

Health Care Providers & Services - 1.22%
Invitae Corp.A B	1,235,906	2,298,785

Health Care Technology - 6.24%
Teladoc Health, Inc.A B	498,138	11,780,964

Life Sciences Tools & Services - 3.72%
10X Genomics, Inc., Class AA	97,578	3,555,742
Pacific Biosciences of California, Inc.A	424,584	3,473,097

		7,028,839

Total Health Care		61,550,781

Information Technology - 38.30%

IT Services - 15.22%
Block, Inc.A	190,006	11,939,977
Shopify, Inc., Class AA	260,706	9,049,105

See accompanying notes

6

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.79% (continued)

Information Technology - 38.30% (continued)

IT Services - 15.22% (continued)
Twilio, Inc., Class AA	158,044	$7,737,834

		28,726,916

Semiconductors & Semiconductor Equipment - 0.13%
NVIDIA Corp.	1,601	233,970

Software - 22.95%
Materialise NV, ADRA	71,296	627,405
PagerDuty, Inc.A	243,421	6,465,262
UiPath, Inc., Class AA	835,081	10,613,879
Unity Software, Inc.A	255,983	7,318,554
Zoom Video Communications, Inc., Class AA	270,116	18,297,658

		43,322,758

Total Information Technology		72,283,644

Materials - 2.53%

Chemicals - 2.53%
Ginkgo Bioworks Holdings, Inc.A	2,820,910	4,767,338

Total Common Stocks (Cost $534,959,357)		188,356,660

SHORT-TERM INVESTMENTS - 0.34% (Cost $639,187)

Investment Companies - 0.34%
American Beacon U.S. Government Money Market Select Fund, 4.17%C D	639,187	639,187

SECURITIES LENDING COLLATERAL - 1.30% (Cost $2,450,631)

Investment Companies - 1.30%
American Beacon U.S. Government Money Market Select Fund, 4.17%C D	2,450,631	2,450,631

TOTAL INVESTMENTS - 101.43% (Cost $538,049,175)		191,446,478
LIABILITIES, NET OF OTHER ASSETS - (1.43%)		(2,700,955)

TOTAL NET ASSETS - 100.00%		$188,745,523

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at December 31, 2022 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

See accompanying notes

7

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2022, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$188,356,660	$-	$-	$188,356,660
Short-Term Investments	639,187	-	-	639,187
Securities Lending Collateral	2,450,631	-	-	2,450,631

Total Investments in Securities - Assets	$191,446,478	$-	$-	$191,446,478

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

8

American Beacon ARK Transformational Innovation FundSM

Statement of Assets and Liabilities

December 31, 2022 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value† §	$188,356,660
Investments in affiliated securities, at fair value‡	3,089,818
Dividends and interest receivable	5,631
Receivable for investments sold	55,770
Receivable for fund shares sold	652,950
Receivable for tax reclaims	99,997
Receivable for expense reimbursement (Note 2)	24,144
Prepaid expenses	94,358

Total assets	192,379,328

Liabilities:
Payable for investments purchased	193,723
Payable for fund shares redeemed	643,967
Management and sub-advisory fees payable (Note 2)	169,013
Service fees payable (Note 2)	31,119
Transfer agent fees payable (Note 2)	19,485
Payable upon return of securities loaned (Note 8)§	2,450,631
Custody and fund accounting fees payable	42,632
Professional fees payable	39,591
Trustee fees payable (Note 2)	1,753
Payable for prospectus and shareholder reports	38,498
Other liabilities	3,393

Total liabilities	3,633,805

Net assets	$188,745,523

Analysis of net assets:
Paid-in-capital	$711,049,935
Total distributable earnings (deficits)A	(522,304,412)

Net assets	$188,745,523

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	363,227

Y Class	13,583,926

Investor Class	5,409,639

A Class	1,824,492

C Class	1,090,832

R6 Class	53,898

Net assets:
R5 Class	$3,111,574

Y Class	$115,653,390

Investor Class	$45,377,782

A Class	$15,261,178

C Class	$8,880,940

R6 Class	$460,659

Net asset value, offering and redemption price per share:
R5 Class	$8.57

Y Class	$8.51

Investor Class	$8.39

A Class	$8.36

A Class (offering price)	$8.87

C Class	$8.14

R6 Class	$8.55

† Cost of investments in unaffiliated securities	$534,959,357
‡ Cost of investments in affiliated securities	$3,089,818
§ Fair value of securities on loan	$14,200,090

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon ARK Transformational Innovation FundSM

Statement of Operations

For the period ended December 31, 2022 (Unaudited)

Investment income:
Dividend income from unaffiliated securities	$1,094
Dividend income from affiliated securities (Note 2)	56,220
Income derived from securities lending (Note 8)	49,669

Total investment income	106,983

Expenses:
Management and sub-advisory fees (Note 2)	1,229,444
Transfer agent fees:
R5 Class (Note 2)	1,341
Y Class (Note 2)	95,108
Investor Class	2,515
A Class	634
C Class	400
R6 Class	292
Custody and fund accounting fees	35,751
Professional fees	82,095
Registration fees and expenses	64,760
Service fees (Note 2):
Investor Class	111,932
A Class	22,647
C Class	17,827
Distribution fees (Note 2):
A Class	26,560
C Class	60,974
Prospectus and shareholder report expenses	42,163
Trustee fees (Note 2)	13,530
Loan expense (Note 9)	4,372
Other expenses	12,918

Total expenses	1,825,263

Net fees waived and expenses (reimbursed) (Note 2)	(149,502)

Net expenses	1,675,761

Net investment (loss)	(1,568,778)

Realized and unrealized gain (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securitiesA	(109,817,178)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	57,318,960
Foreign currency transactions	11

Net (loss) from investments	(52,498,207)

Net (decrease) in net assets resulting from operations	$(54,066,985)

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

10

American Beacon ARK Transformational Innovation FundSM

Statement of Changes in Net Assets

	Six Months Ended December 31, 2022	Year Ended June 30, 2022
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(1,568,778)	$(4,310,737)
Net realized gain (loss) from investments in unaffiliated securities	(109,817,178)	43,033,949
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, and foreign currency transactions	57,318,971	(719,293,292)

Net (decrease) in net assets resulting from operations	(54,066,985)	(680,570,080)

Distributions to shareholders:
Total retained earnings:
R5 Class	(267,134)	(2,685,198)
Y Class	(10,260,124)	(112,948,763)
Investor Class	(4,039,338)	(45,317,560)
A Class	(1,376,666)	(13,396,308)
C Class	(826,866)	(7,709,359)
R6 Class	(39,638)	(504,056)

Net distributions to shareholders	(16,809,766)	(182,561,244)

Capital share transactions (Note 10):
Proceeds from sales of shares	47,160,079	292,365,287
Reinvestment of dividends and distributions	16,618,535	181,453,825
Cost of shares redeemed	(81,087,998)	(548,129,793)

Net (decrease) in net assets from capital share transactions	(17,309,384)	(74,310,681)

Net (decrease) in net assets	(88,186,135)	(937,442,005)

Net assets:
Beginning of period	276,931,658	1,214,373,663

End of period	$188,745,523	$276,931,658

See accompanying notes

11

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. As of December 31, 2022, the Trust consists of twenty-five active series, one of which is presented in this filing: American Beacon ARK Transformational Innovation Fund (the “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminated the asset segregation framework used by funds to comply with Section 18 of the Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds were not required to fully comply with the new rule until August 19, 2022. Management has evaluated the implications of these changes, and has determined that there is no impact to the financial statements.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management has evaluated the Valuation Rule, and has determined that there is no impact to the financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Fund’s financial statements.

12

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency

13

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under

14

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with ARK Investment Management LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $5 billion	0.55%
Next $5 billion	0.525%
Next $10 billion	0.50%
Over $20 billion	0.475%

The Management and Sub-Advisory Fees paid by the Fund for the period ended December 31, 2022 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$481,485
Sub-Advisor Fees	0.55%	747,959

Total	0.90%	$1,229,444

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investor advisory fees” on the Statement of Operations. During the period ended December 31, 2022, the Manager received securities lending fees of $5,115 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

15

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended December 31, 2022, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
ARK Transformational Innovation	$87,614

As of December 31, 2022, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
ARK Transformational Innovation	$10,969

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with a December 31, 2022 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2022 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2022 Shares/ Fair Value
U.S. Government Money Market Select	Direct	ARK Transformational Innovation	$639,187	$-	$-	$56,220	$639,187
U.S. Government Money Market Select	Securities Lending	ARK Transformational Innovation	2,450,631	-	-	N/A	2,450,631

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2022, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
ARK Transformational Innovation	$2,387	$3,147	$5,534

16

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2022, the Fund borrowed on average $1,320,149 for 9 days at an average interest rate of 4.74% with interest charges of $1,513. These amounts are recorded as “Other expenses” in the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through October 31, 2023, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended December 31, 2022, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	7/1/2022 - 10/31/2022	11/1/2022 - 12/31/2022	Reimbursed Expenses	(Recouped) Expenses
ARK Transformational Innovation	R5	0.99%	0.99%	$3,514	$–	2025-2026
ARK Transformational Innovation	Y	1.08%	1.08%	101,712	–	2025-2026
ARK Transformational Innovation	Investor	1.32%	1.32%	43,724	–	2025-2026
ARK Transformational Innovation	A	N/A	N/A	–	–	2025-2026
ARK Transformational Innovation	C	N/A	N/A	–	–	2025-2026
ARK Transformational Innovation	R6	0.99%	0.99%	552	–	2025-2026

Of the above amounts, $24,144 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at December 31, 2022.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2025 and 2026. The Fund did not record a liability for potential reimbursement due to the current assessment that a

17

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
ARK Transformational Innovation	$-	$43,615	$95,139	2022-2023
ARK Transformational Innovation	-	213,735	-	2023-2024
ARK Transformational Innovation	-	292,619	–	2024-2025

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended December 31, 2022, RID collected $4,405 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended December 31, 2022, no CDSC fees were collected for A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended December 31, 2022, CDSC fees of $634 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each

18

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

The Valuation Rule establishes requirements for determining fair value in good faith for purposes of the Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all of the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of

19

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Manager’s fair valuation procedures for the Funds.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a

20

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

The Fund may invest in securities issued by foreign companies through ADR and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency),resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying securities.

Foreign Securities

The Fund may invest in securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses

21

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as money market funds under the Investment Company Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invests in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset Selection Risk

Assets selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The portfolio manager’s judgments about the attractiveness, value and potential performance of a particular asset class or individual security may be incorrect, and there is no guarantee that individual securities will perform as anticipated. Additionally, asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets. The investment models used to manage the Fund may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Currency Risk

The Fund may have exposure to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks. Investing in such securities may expose the funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

22

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the

23

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

When a Fund is non-diversified, it may invest a high percentage of its assets in a limited number of issuers. When a Fund invests in a relatively small number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. When a Fund is non-diversified, its NAV and total return may also fluctuate more or be subject to declines in weaker markets than a diversified mutual fund. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, the Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

24

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

The Fund’s investing approach may dictate an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one particular sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of the Fund’s shares may change at different rates than to the value of shares of another fund that invests in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Because the Fund may hold a limited number of securities, it may at times be substantially over-weighted in certain economic sectors and underweighted in others. Accordingly, the Fund’s performance is likely to be disproportionately affected by the factors influencing the sectors in which it is substantially over-weighted. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of

25

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, the Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2022.

	Remaining Contractual Maturity of the Agreements As of December 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,450,631	$-	$-	$-	$2,450,631

Total Borrowings	$2,450,631	$-	$-	$-	$2,450,631

Gross amount of recognized liabilities for securities lending transactions					$2,450,631

26

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2022 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2022, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$615,890,534	$339,816	$(424,783,894)	$(424,444,078)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2022, the Fund did not have any capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2022 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
ARK Transformational Innovation	$38,819,961	$70,168,404

A summary of the Fund’s transactions in the USG Select Fund for the period ended December 31, 2022 were as follows:

Fund	Type of Transaction	June 30, 2022 Shares/Fair Value	Purchases	Sales	December 31, 2022 Shares/Fair Value
ARK Transformational Innovation	Direct	$5,017,674	$39,423,721	$43,802,208	$639,187
ARK Transformational Innovation	Securities Lending	9,417,165	45,424,605	52,391,139	2,450,631

27

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

8.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$14,200,090	$2,450,631	$12,044,796	$14,495,427

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

28

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

9.  Borrowing Arrangements

Effective November 11, 2022 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2022, the Fund did not utilize these facilities.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	42,097	$494,431	117,372	$3,082,508
Reinvestment of dividends	30,642	264,744	93,450	2,657,723
Shares redeemed	(96,054)	(1,067,161)	(171,861)	(5,060,205)

Net increase (decrease) in shares outstanding	(23,315)	$(307,986)	38,961	$680,026

	Y Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	3,049,548	$37,276,573	8,905,547	$224,385,259
Reinvestment of dividends	1,177,624	10,115,788	3,964,770	112,242,638
Shares redeemed	(5,545,720)	(62,532,168)	(13,126,039)	(361,424,619)

Net (decrease) in shares outstanding	(1,318,548)	$(15,139,807)	(255,722)	$(24,796,722)

29

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

	Investor Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	604,024	$6,985,590	1,751,215	$46,788,467
Reinvestment of dividends	477,004	4,035,453	1,615,676	45,238,934
Shares redeemed	(1,070,958)	(12,252,270)	(4,865,543)	(149,518,802)

Net increase (decrease) in shares outstanding	10,070	$(1,231,227)	(1,498,652)	$(57,491,401)

	A Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	117,106	$1,394,604	394,670	$10,652,906
Reinvestment of dividends	158,643	1,338,947	468,861	13,118,735
Shares redeemed	(318,231)	(3,510,813)	(738,168)	(20,918,805)

Net increase (decrease) in shares outstanding	(42,482)	$(777,262)	125,363	$2,852,836

	C Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	77,529	$885,322	236,775	$5,800,101
Reinvestment of dividends	100,239	823,965	279,395	7,691,739
Shares redeemed	(164,181)	(1,704,611)	(390,958)	(9,507,838)

Net increase in shares outstanding	13,587	$4,676	125,212	$3,984,002

	R6 Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	10,768	$123,559	51,141	$1,656,046
Reinvestment of dividends	4,598	39,638	17,761	504,056
Shares redeemed	(1,917)	(20,975)	(75,063)	(1,699,524)

Net increase (decrease) in shares outstanding	13,449	$142,222	(6,161)	$460,578

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

30

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31, 2022		Year Ended June 30,
			2022		2021		2020			2019	2018

	(unaudited)
Net asset value, beginning of period	$11.82		$48.75		$27.41		$18.59			$18.60	$12.87

Income (loss) from investment operations:
Net investment income (loss)	(0.15)		(0.12	)B	(0.34	)D	(0.16	)B C		(0.29)	0.06
Net gains (losses) on investments (both realized and unrealized)	(2.29)		(28.04)		21.91		9.60			1.24	6.25

Total income (loss) from investment operations	(2.44)		(28.16)		21.57		9.44			0.95	6.31

Less distributions:
Dividends from net investment income	–		(0.90)		(0.07)		(0.03)			–	(0.09)
Distributions from net realized gains	(0.81)		(7.87)		(0.16)		(0.59)			(0.96)	(0.49)

Total distributions	(0.81)		(8.77)		(0.23)		(0.62)			(0.96)	(0.58)

Net asset value, end of period	$8.57		$11.82		$48.75		$27.41			$18.59	$18.60

Total returnE	(20.69	)%F	(68.27)%		78.67%		52.22%			6.55%	49.76%

Ratios and supplemental data:
Net assets, end of period	$3,111,574		$4,569,803		$16,943,552		$8,438,698			$2,674,638	$7,650,448
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.15	%G	1.12%		1.03%		1.24%			1.74%	4.74%
Expenses, net of reimbursements and/or recoupmentsH	0.99	%G	1.06%		1.00%		1.00%			1.00%	1.02%
Net investment (loss), before expense reimbursements and/or recoupments	(1.08	)%G	(0.47)%		(0.87	)%D	(1.04)%		C	(1.42)%	(3.59)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.92	)%G	(0.41)%		(0.84	)%D	(0.80)%		C	(0.68)%	0.14%
Portfolio turnover rate	15	%F	59%		61%		28%			63%	59%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes significant dividend payment from Xilinx, Inc. amounting to $0.0021.
D	Net investment income includes significant dividend payment from Novartis AG, ADR amounting to $0.0114.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

31

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2022		Year Ended June 30,
			2022	2021		2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$11.76		$48.53	$27.31		$18.54		$18.57	$12.87

Income (loss) from investment operations:
Net investment (loss)	(0.19)		(0.04)	(0.29	)C	(0.19	)A B	(0.06)	(0.02)
Net gains (losses) on investments (both realized and unrealized)	(2.25)		(28.00)	21.73		9.58		0.99	6.30

Total income (loss) from investment operations	(2.44)		(28.04)	21.44		9.39		0.93	6.28

Less distributions:
Dividends from net investment income	–		(0.86)	(0.06)		(0.03)		–	(0.09)
Distributions from net realized gains	(0.81)		(7.87)	(0.16)		(0.59)		(0.96)	(0.49)

Total distributions	(0.81)		(8.73)	(0.22)		(0.62)		(0.96)	(0.58)

Net asset value, end of period	$8.51		$11.76	$48.53		$27.31		$18.54	$18.57

Total returnD	(20.80	)%E	(68.30)%	78.48%		52.09%		6.45%	49.52%

Ratios and supplemental data:
Net assets, end of period	$115,653,390		$175,258,402	$735,669,845		$220,504,263		$32,822,832	$9,887,450
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.20	%F	1.19%	1.11%		1.26%		1.94%	4.84%
Expenses, net of reimbursements and/or recoupmentsG	1.08	%F	1.15%	1.09%		1.10%		1.10%	1.12%
Net investment (loss), before expense reimbursements and/or recoupments	(1.13	)%F	(0.52)%	(0.95	)%C	(1.08	)%B	(1.62)%	(3.85)%
Net investment (loss), net of reimbursements and/or recoupments	(1.01	)%F	(0.48)%	(0.93	)%C	(0.92	)%B	(0.78)%	(0.13)%
Portfolio turnover rate	15	%E	59%	61%		28%		63%	59%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes significant dividend payment from Xilinx, Inc. amounting to $0.0042.
C	Net investment income includes significant dividend payment from Novartis AG, ADR amounting to $0.0150.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

32

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2022		Year Ended June 30,
			2022	2021		2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$11.62		$47.98	$27.05		$18.42		$18.51	$12.85

Income (loss) from investment operations:
Net investment (loss)	(0.07)		(0.37)	(0.37	)C	(0.25	)A B	(0.17)	(0.06	)A
Net gains (losses) on investments (both realized and unrealized)	(2.35)		(27.41)	21.48		9.50		1.04	6.30

Total income (loss) from investment operations	(2.42)		(27.78)	21.11		9.25		0.87	6.24

Less distributions:
Dividends from net investment income	–		(0.71)	(0.02)		(0.03)		–	(0.09)
Distributions from net realized gains	(0.81)		(7.87)	(0.16)		(0.59)		(0.96)	(0.49)

Total distributions	(0.81)		(8.58)	(0.18)		(0.62)		(0.96)	(0.58)

Net asset value, end of period	$8.39		$11.62	$47.98		$27.05		$18.42	$18.51

Total returnD	(20.87	)%E	(68.36)%	78.03%		51.66%		6.13%	49.28%

Ratios and supplemental data:
Net assets, end of period	$45,377,782		$62,722,510	$331,002,394		$69,421,549		$9,310,932	$6,910,383
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.47	%F	1.45%	1.38%		1.52%		2.03%	4.96%
Expenses, net of reimbursements and/or recoupmentsG	1.32	%F	1.39%	1.34%		1.38%		1.38%	1.40%
Net investment (loss), before expense reimbursements and/or recoupments	(1.40	)%F	(0.77)%	(1.21	)%C	(1.34	)%B	(1.71)%	(3.92)%
Net investment (loss), net of reimbursements and/or recoupments	(1.25	)%F	(0.71)%	(1.17	)%C	(1.19	)%B	(1.06)%	(0.36)%
Portfolio turnover rate	15	%E	59%	61%		28%		63%	59%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes significant dividend payment from Xilinx, Inc. amounting to $0.0063.
C	Net investment income includes significant dividend payment from Novartis AG, ADR amounting to $0.0143.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

33

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31, 2022		Year Ended June 30,					January 2, 2019A to June 30, 2019
			2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$11.60		$48.00	$27.05		$18.42		$14.72

Income (loss) from investment operations:
Net investment (loss)	(0.12)		(0.06)	(0.35	)C	(0.06	)B	(0.05)
Net gains (losses) on investments (both realized and unrealized)	(2.31)		(27.74)	21.46		9.31		3.75

Total income (loss) from investment operations	(2.43)		(27.80)	21.11		9.25		3.70

Less distributions:
Dividends from net investment income	–		(0.73)	(0.00	)D	(0.03)		–
Distributions from net realized gains	(0.81)		(7.87)	(0.16)		(0.59)		–

Total distributions	(0.81)		(8.60)	(0.16)		(0.62)		–

Net asset value, end of period	$8.36		$11.60	$48.00		$27.05		$18.42

Total returnE	(21.00	)%F	(68.40)%	78.03%		51.66%		25.14	%F

Ratios and supplemental data:
Net assets, end of period	$15,261,178		$21,659,351	$83,589,357		$23,391,480		$3,606,814
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.56	%G	1.43%	1.37%		1.66%		2.31	%G
Expenses, net of reimbursements and/or recoupmentsH	1.56	%G	1.43%	1.37%		1.40%		1.40	%G
Net investment (loss), before expense reimbursements and/or recoupments	(1.48	)%G	(0.76)%	(1.21	)%C	(1.47	)%B	(2.00	)%G
Net investment (loss), net of reimbursements and/or recoupments	(1.48	)%G	(0.76)%	(1.21	)%C	(1.21	)%B	(1.09	)%G
Portfolio turnover rate	15	%F	59%	61%		28%		63%

A	Commencement of operations.
B	Net investment income includes significant dividend payment from Xilinx, Inc. amounting to $(0.0608).
C	Net investment income includes significant dividend payment from Novartis AG, ADR amounting to $0.0160.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

34

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31, 2022		Year Ended June 30,					January 2, 2019A to June 30, 2019
			2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$11.37		$47.16	$26.78		$18.35		$14.72

Income (loss) from investment operations:
Net investment (loss)	(0.11)		(0.27)	(0.61	)C	(0.09	)B	(0.10)
Net gains (losses) on investments (both realized and unrealized)	(2.31)		(27.23)	21.15		9.11		3.73

Total income (loss) from investment operations	(2.42)		(27.50)	20.54		9.02		3.63

Less distributions:
Dividends from net investment income	–		(0.42)	–		–		–
Distributions from net realized gains	(0.81)		(7.87)	(0.16)		(0.59)		–

Total distributions	(0.81)		(8.29)	(0.16)		(0.59)		–

Net asset value, end of period	$8.14		$11.37	$47.16		$26.78		$18.35

Total returnD	(21.34	)%E	(68.62)%	76.68%		50.54%		24.66	%E

Ratios and supplemental data:
Net assets, end of period	$8,880,940		$12,244,432	$44,900,174		$15,060,539		$1,790,079
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.39	%F	2.19%	2.12%		2.31%		3.25	%F
Expenses, net of reimbursements and/or recoupmentsG	2.39	%F	2.19%	2.12%		2.15%		2.15	%F
Net investment (loss), before expense reimbursements and/or recoupments	(2.31	)%F	(1.52)%	(1.96	)%C	(2.13	)%B	(2.94	)%F
Net investment (loss), net of reimbursements and/or recoupments	(2.31	)%F	(1.52)%	(1.96	)%C	(1.97	)%B	(1.83	)%F
Portfolio turnover rate	15	%E	59%	61%		28%		63%

A	Commencement of operations.
B	Net investment income includes significant dividend payment from Xilinx, Inc. amounting to $(0.0873).
C	Net investment income includes significant dividend payment from Novartis AG, ADR amounting to $0.0154.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

35

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022	October 28, 2020A to June 30, 2021

	(unaudited)
Net asset value, beginning of period	$11.80		$48.67	$36.25

Income from investment operations:
Net investment (loss)	(0.05	)B	(0.55)	(0.14	)C
Net gains (losses) on investments (both realized and unrealized)	(2.39)		(27.54)	12.78

Total income (loss) from investment operations	(2.44)		(28.09)	12.64

Less distributions:
Dividends from net investment income	–		(0.91)	(0.06)
Distributions from net realized gains	(0.81)		(7.87)	(0.16)

Total distributions	(0.81)		(8.78)	(0.22)

Net asset value, end of period	$8.55		$11.80	$48.67

Total returnD	(20.72	)%E	(68.25)%	34.86	%E

Ratios and supplemental data:
Net assets, end of period	$460,659		$477,160	$2,268,341
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21	%F	1.12%	1.22	%F
Expenses, net of reimbursements and/or recoupmentsG	0.99	%F	1.04%	0.95	%F
Net investment (loss), before expense reimbursements and/or recoupments	(1.14	)%F	(0.42)%	(1.05	)%C F
Net investment (loss), net of reimbursements and/or recoupments	(0.92	)%F	(0.34)%	(0.78	)%C F
Portfolio turnover rate	15	%E	59%	61	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes significant dividend payment from Novartis AG, ADR amounting to $0.0197.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

36

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, and American Beacon ARK Transformational Innovation Fund are service marks of American Beacon Advisors, Inc.

SAR 12/22

American Beacon®
FUNDS

2022 SEMI-ANNUAL REPORT

December 31, 2022

SHAPIRO EQUITY OPPORTUNITIES FUND

SHAPIRO SMID CAP EQUITY FUND

Shapiro 1222

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SHAPIRO EQUITY OPPORTUNITIES FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

SHAPIRO SMID CAP EQUITY FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2022

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Warren E. Buffett, the “Oracle of Omaha” and billionaire chairman and CEO of Berkshire Hathaway, once said, “Predicting rain doesn’t count. Building arks does.”

Mr. Buffet’s plain-spoken words make a great deal of common sense. Figuring out when the next dangerous storm may occur could prove to be an effort in futility if we haven’t also devised a plan for preserving our physical well-being when the thunder rolls and the lightning strikes. The time to build a shelter is before the storm clouds appear on the horizon. The same can also be said about our investment portfolios. Careful planning and fine-tuning can be especially important as we seek to preserve and grow our investment portfolios during periods of economic uncertainty – particularly as we consider the effects of higher inflation, slower economic growth and geopolitical concerns such as Russia’s war with Ukraine.

None of us has the ability to foresee the future – not even the Oracle of Omaha. To help your investment portfolio weather storms over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to better manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. Through careful planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon Shapiro Equity Opportunities FundSM

Performance Overview

December 31, 2022 (Unaudited)

The Investor Class of the American Beacon Shapiro Equity Opportunities Fund (the “Fund”) returned -0.49% for the six months ended December 31, 2022. The Fund underperformed the Russell 3000® Value Index (the “Index”) return of 5.95% for the same period.

Total Returns for the Period ended December 31, 2022

	Ticker	6 Months*	1 Year	3 Year	5 Year	Since Inception 09/12/2017	Inception Dates
R5 Class (1,4)	SHXIX	(0.23)%	(18.65)%	6.47%	7.30%	8.35%	9/12/2017
Y Class (1,4)	SHXYX	(0.37)%	(18.75)%	6.35%	7.22%	8.27%	9/12/2017
Investor Class (1,4)	SHXPX	(0.49)%	(18.93)%	6.10%	6.92%	7.97%	9/12/2017
A Class without Sales Charge(1,2,4)	SHXAX	(0.47)%	(18.91)%	6.11%	6.92%	7.97%	10/28/2021
A Class with Sales Charge(1,2,4)	SHXAX	(6.23)%	(23.56)%	4.02%	5.67%	6.77%	10/28/2021
C Class without Sales Charge(1,2,4)	SHXCX	(0.88)%	(19.56)%	5.77%	6.72%	7.78%	10/28/2021
C Class with Sales Charge(1,2,4)	SHXCX	(1.88)%	(20.56)%	5.77%	6.72%	7.78%	10/28/2021

Russell 3000® Value Index (3)		5.95%	(7.98)%	5.88%	6.50%	7.51%
Russell 3000® Index (3)		2.40%	(19.21)%	7.07%	8.79%	9.81%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

2.

A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. Fund performance represents the returns achieved by the Investor Class from 9/12/2017 up to the 10/28/2021 inception date of the A and C Classes and returns of the A and C Classes since 10/28/2021. Expenses of the A and C Classes are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A and C Classes been in existence since 9/12/2017.

3.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Russell 3000® Value Index measures the performance of the broad value segment of the US equity market. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index and the Russell 3000® Value Index (each an “Index”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by American Beacon Funds. The American Beacon Shapiro Equity Opportunities Fund is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which a fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with a Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to any fund or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 0.83%, 0.93%, 1.21%, 3.36%, and 4.11%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due primarily to stock selection. Sector allocation also detracted from relative performance.

Security selection in the Consumer Discretionary and Communication Services sectors detracted the most from relative returns. Positions in the Consumer Discretionary sector that detracted from relative performance included Hanesbrands, Inc. (down 35.6%) and Mohawk Industries, Inc. (down 17.4%). In the Communication Services sector, Lions Gate Entertainment Class B and Alphabet, Inc. Class C (down 38.6% and down 18.6%, respectively) was a large detractor. Conversely, within the Information Technology sector, Infinera Corp. (up 35.4%) somewhat helped to offset relative underperformance.

2

American Beacon Shapiro Equity Opportunities FundSM

Performance Overview

December 31, 2022 (Unaudited)

From a sector allocation perspective, an overweight to the Communication Services sector (down 11.4%) and an underweight to the Energy sector (up 26.6%) detracted from performance relative to the Index. Conversely, an underweight allocation to the Real Estate sector (down 6.8%) contributed to relative performance.

Looking ahead, the Fund’s sub-advisor will continue to employ a team-oriented investment process that is driven by deep fundamental research in a concentrated, value-oriented approach.

Top Ten Holdings (% Net Assets)
Berkshire Hathaway, Inc., Class B		5.3
Carter’s, Inc.		5.1
Bank of America Corp.		5.1
Mohawk Industries, Inc.		5.0
Alphabet, Inc., Class C		4.9
Micron Technology, Inc.		4.9
General Motors Co.		4.9
SS&C Technologies Holdings, Inc.		4.7
Axalta Coating Systems Ltd.		4.6
DuPont de Nemours, Inc.		4.5

Total Fund Holdings	25

Sector Allocation (% Equities)
Consumer Discretionary		21.8
Materials		17.9
Information Technology		16.5
Financials		15.2
Communication Services		13.4
Industrials		4.5
Consumer Staples		4.4
Health Care		4.3
Energy		2.0

3

American Beacon Shapiro SMID Cap Equity FundSM

Performance Overview

December 31, 2022 (Unaudited)

The Investor Class of the American Beacon Shapiro SMID Cap Equity Fund (the “Fund”) returned 7.56% for the six months ended December 31, 2022. The Fund outperformed the Russell 2500® Value Index (the “Index”) return of 4.29% for the same period.

Total Returns for the Period ended December 31, 2022

	Ticker	6 Months*	1 Year	3 Year	5 Year	Since Inception 09/12/2017	Inception Dates
R5 Class (1,5)	SHDIX	7.80%	(9.43)%	9.35%	6.65%	7.88%	9/12/2017
Y Class (1,5)	SHDYX	7.75%	(9.49)%	9.22%	6.55%	7.77%	9/12/2017
Investor Class (1,5)	SHDPX	7.56%	(9.70)%	8.98%	6.30%	7.51%	9/12/2017
A Class without Sales Charge(1,2,5)	SHEAX	7.56%	(9.80)%	8.91%	6.25%	7.47%	10/28/2021
A Class with Sales Charge(1,2,5)	SHEAX	1.36%	(15.01)%	6.79%	5.00%	6.28%	10/28/2021
C Class without Sales Charge(1,2,5)	SHDCX	7.15%	(10.52)%	8.59%	6.07%	7.29%	10/28/2021
C Class with Sales Charge(1,2,5)	SHDCX	6.15%	(11.52)%	8.59%	6.07%	7.29%	10/28/2021
R6 Class (1,3,5)	SHDRX	7.71%	(9.52)%	9.32%	6.63%	7.86%	10/28/2021

Russell 2500® Value Index (4)		4.29%	(13.08)%	5.22%	4.75%	5.97%
Russell 2500® Index (4)		4.40%	(18.37)%	5.00%	5.89%	7.20%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

2.

A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. Fund performance represents the returns achieved by the Investor Class from 9/12/2017 up to the 10/28/2021 inception date of the A and C Classes and returns of the A and C Classes since 10/28/2021. Expenses of the A and C Classes are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A and C Classes been in existence since 9/12/2017.

3.

Fund performance represents the returns achieved by the R5 Class from 9/12/2017 up to the 10/28/2021 inception date of the R6 Class and returns of the R6 Class since 10/28/2021. Expenses of the R6 Class are lower than those of the R5 Class. Therefore, total returns shown may be lower than they would have been had the R6 Class been in existence since 9/12/2017.

4.

The Russell 2500® Index is an unmanaged index that measures the performance of the small to mid-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,500 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell 2500® Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell’s style methodology. The Russell 2500® Value Index and the Russell 2500® Value Index (each an “Index”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by American Beacon Funds. The American Beacon Shapiro SMID Cap Equity Fund is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which a fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with a Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to any fund or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 1.92%, 2.00%, 2.31%, 4.75%, 5.51%, and 4.49%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index over the six-month period primarily due to security selection. Sector allocation slightly added to performance.

Most of the Fund’s performance related to security selection was attributed to holdings in the Information Technology and the Consumer Staples sectors. In the Information Technology sector, out-of-Index names like EVO

4

American Beacon Shapiro SMID Cap Equity FundSM

Performance Overview

December 31, 2022 (Unaudited)

Payments, Inc. Class A Shares (up 46.2%) and Infinera Corp. (up 28.6%) were large contributors to performance. Within the Consumer Staples sector, TreeHouse Foods, Inc. (up 17.0%) and Ingredion, Inc. (up 12.5%) were also large contributors to performance. Security selection in the Consumer Discretionary sector detracted from performance, however, such as positions in Hanesbrands, Inc. (down 35.6%) and Mohawk Industries, Inc. (down 17.8%).

From a sector allocation perspective, the Fund’s null allocation to the Real Estate sector (down 5.0%) and an overweight allocation to the Materials sector (up 10.6%) contributed positively to performance relative to the Index. Partially offsetting was an overweight allocation to the Communication Services sector (down 4.7%).

Looking forward, the Fund’s sub-advisor will continue to employ a team-oriented investment process that is driven by deep fundamental research in a concentrated, value-oriented approach.

Top Ten Holdings (% Net Assets)
Graphic Packaging Holding Co.		4.9
Ingredion, Inc.		4.9
Elanco Animal Health, Inc.		4.9
Ultra Clean Holdings, Inc.		4.9
BWX Technologies, Inc.		4.8
Madison Square Garden Sports Corp.		4.8
Liberty Media Corp.-Liberty Braves, Class C		4.8
Varex Imaging Corp.		4.8
Mohawk Industries, Inc.		4.6
Sensata Technologies Holding PLC		4.6

Total Fund Holdings	25

Sector Allocation (% Equities)
Materials		17.7
Consumer Discretionary		16.5
Communication Services		14.3
Industrials		13.7
Health Care		12.4
Information Technology		9.2
Financials		8.1
Consumer Staples		7.1
Energy		1.0

5

American Beacon FundsSM

Expense Examples

December 31, 2022 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2022 through December 31, 2022.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

December 31, 2022 (Unaudited)

American Beacon Shapiro Equity Opportunities Fund

	Beginning Account Value 7/1/2022	Ending Account Value 12/31/2022	Expenses Paid During Period 7/1/2022-12/31/2022*
R5 Class
Actual	$1,000.00	$997.70	$3.98
Hypothetical**	$1,000.00	$1,021.22	$4.02
Y Class
Actual	$1,000.00	$996.30	$4.48
Hypothetical**	$1,000.00	$1,020.72	$4.53
Investor Class
Actual	$1,000.00	$995.10	$5.33
Hypothetical**	$1,000.00	$1,019.86	$5.40
A Class
Actual	$1,000.00	$995.30	$5.63
Hypothetical**	$1,000.00	$1,019.56	$5.70
C Class
Actual	$1,000.00	$991.20	$9.39
Hypothetical**	$1,000.00	$1,015.78	$9.50

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.79%, 0.89%, and 1.06% for the R5, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Shapiro SMID Cap Equity Fund

	Beginning Account Value 7/1/2022	Ending Account Value 12/31/2022	Expenses Paid During Period 7/1/2022-12/31/2022*
R5 Class
Actual	$1,000.00	$1,078.00	$4.66
Hypothetical**	$1,000.00	$1,020.72	$4.53
Y Class
Actual	$1,000.00	$1,077.50	$5.03
Hypothetical**	$1,000.00	$1,020.37	$4.89
Investor Class
Actual	$1,000.00	$1,075.60	$6.12
Hypothetical**	$1,000.00	$1,019.31	$5.96
A Class
Actual	$1,000.00	$1,075.60	$6.59
Hypothetical**	$1,000.00	$1,018.85	$6.41
C Class
Actual	$1,000.00	$1,071.50	$10.49
Hypothetical**	$1,000.00	$1,015.07	$10.21
R6 Class
Actual	$1,000.00	$1,077.10	$4.71
Hypothetical	$1,000.00	$1,020.67	$4.58

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.96%, 1.17%, 1.26%, 2.01%, and 0.90% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

7

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.68%

Communication Services - 13.14%

Entertainment - 8.19%
Lions Gate Entertainment Corp., Class AA	24,200	$138,182
Lions Gate Entertainment Corp., Class BA	1,168,800	6,346,584
Walt Disney Co.A	91,550	7,953,864

		14,438,630

Interactive Media & Services - 4.95%
Alphabet, Inc., Class CA	98,190	8,712,399

Total Communication Services		23,151,029

Consumer Discretionary - 21.35%

Automobiles - 4.88%
General Motors Co.	255,600	8,598,384

Household Durables - 4.96%
Mohawk Industries, Inc.A	85,470	8,736,744

Specialty Retail - 3.63%
Urban Outfitters, Inc.A	268,131	6,394,924

Textiles, Apparel & Luxury Goods - 7.88%
Carter’s, Inc.B	120,900	9,020,349
Hanesbrands, Inc.B	766,800	4,876,848

		13,897,197

Total Consumer Discretionary		37,627,249

Consumer Staples - 4.26%

Food & Staples Retailing - 4.26%
Walgreens Boots Alliance, Inc.	200,800	7,501,888

Energy - 1.93%

Oil, Gas & Consumable Fuels - 1.93%
Devon Energy Corp.	55,320	3,402,733

Financials - 14.82%

Banks - 9.52%
Bank of America Corp.	269,500	8,925,840
Regions Financial Corp.	364,700	7,862,932

		16,788,772

Diversified Financial Services - 5.30%
Berkshire Hathaway, Inc., Class BA	30,220	9,334,958

Total Financials		26,123,730

Health Care - 4.18%

Pharmaceuticals - 4.18%
Elanco Animal Health, Inc.A	421,200	5,147,064
Merck & Co., Inc.	20,025	2,221,774

		7,368,838

Total Health Care		7,368,838

Industrials - 4.38%

Electrical Equipment - 4.38%
Sensata Technologies Holding PLC	191,300	7,724,694

See accompanying notes

8

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.68% (continued)

Information Technology - 16.16%

Communications Equipment - 2.10%
Infinera Corp.A B	548,834	$3,699,141

Electronic Equipment, Instruments & Components - 4.44%
Corning, Inc.	245,100	7,828,494

IT Services - 4.73%
SS&C Technologies Holdings, Inc.	160,200	8,340,012

Semiconductors & Semiconductor Equipment - 4.89%
Micron Technology, Inc.	172,475	8,620,301

Total Information Technology		28,487,948

Materials - 17.46%

Chemicals - 13.06%
Axalta Coating Systems Ltd.A	320,200	8,155,494
DuPont de Nemours, Inc.	116,067	7,965,678
International Flavors & Fragrances, Inc.	65,741	6,892,286

		23,013,458

Containers & Packaging - 4.40%
Graphic Packaging Holding Co.	348,600	7,756,350

Total Materials		30,769,808

Total Common Stocks (Cost $190,992,763)		172,157,917

SHORT-TERM INVESTMENTS - 2.33% (Cost $4,107,962)

Investment Companies - 2.33%
American Beacon U.S. Government Money Market Select Fund, 4.17%C D	4,107,962	4,107,962

TOTAL INVESTMENTS - 100.01% (Cost $195,100,725)		176,265,879
LIABILITIES, NET OF OTHER ASSETS - (0.01%)		(15,516)

TOTAL NET ASSETS - 100.00%		$176,250,363

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at December 31, 2022 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2022, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$172,157,917	$—	$—	$172,157,917
Short-Term Investments	4,107,962	—	—	4,107,962

Total Investments in Securities - Assets	$176,265,879	$—	$—	$176,265,879

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

9

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.50%

Communication Services - 13.75%

Entertainment - 13.75%
Liberty Media Corp.-Liberty Braves, Class CA B	113,551	$3,659,749
Lions Gate Entertainment Corp., Class BB	586,626	3,185,379
Madison Square Garden Sports Corp.	20,043	3,674,483

		10,519,611

Total Communication Services		10,519,611

Consumer Discretionary - 15.86%

Household Durables - 4.63%
Mohawk Industries, Inc.B	34,657	3,542,638

Specialty Retail - 3.80%
Urban Outfitters, Inc.B	122,127	2,912,729

Textiles, Apparel & Luxury Goods - 7.43%
Carter’s, Inc.C	46,700	3,484,287
Hanesbrands, Inc.C	345,641	2,198,277

		5,682,564

Total Consumer Discretionary		12,137,931

Consumer Staples - 6.86%

Food Products - 6.86%
Ingredion, Inc.	38,413	3,761,785
TreeHouse Foods, Inc.B	30,050	1,483,869

		5,245,654

Total Consumer Staples		5,245,654

Energy - 0.97%

Oil, Gas & Consumable Fuels - 0.97%
Devon Energy Corp.	12,043	740,765

Financials - 7.83%

Banks - 7.83%
Cadence Bank	128,937	3,179,586
Regions Financial Corp.	130,212	2,807,371

		5,986,957

Total Financials		5,986,957

Health Care - 11.99%

Health Care Equipment & Supplies - 4.75%
Varex Imaging Corp.B	179,174	3,637,232

Health Care Technology - 2.37%
Allscripts Healthcare Solutions, Inc.B	102,702	1,811,664

Pharmaceuticals - 4.87%
Elanco Animal Health, Inc.B	304,882	3,725,658

Total Health Care		9,174,554

Industrials - 13.24%

Aerospace & Defense - 4.82%
BWX Technologies, Inc.	63,542	3,690,519

Electrical Equipment - 4.56%
Sensata Technologies Holding PLC	86,338	3,486,329

See accompanying notes

10

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.50% (continued)

Industrials - 13.24% (continued)

Trading Companies & Distributors - 3.86%
Univar Solutions, Inc.B	92,740	$2,949,132

Total Industrials		10,125,980

Information Technology - 8.91%

Communications Equipment - 4.05%
Infinera Corp.B C	460,423	3,103,251

Semiconductors & Semiconductor Equipment - 4.86%
Ultra Clean Holdings, Inc.B	112,090	3,715,784

Total Information Technology		6,819,035

Materials - 17.09%

Chemicals - 9.20%
Axalta Coating Systems Ltd.B	136,255	3,470,415
Ecovyst, Inc.B	320,374	2,838,513
Livent Corp.B	37,000	732,600

		7,041,528

Containers & Packaging - 4.94%
Graphic Packaging Holding Co.	170,036	3,783,301

Metals & Mining - 2.95%
Compass Minerals International, Inc.	54,967	2,253,647

Total Materials		13,078,476

Total Common Stocks (Cost $70,442,340)		73,828,963

SHORT-TERM INVESTMENTS - 3.55% (Cost $2,719,835)

Investment Companies - 3.55%
American Beacon U.S. Government Money Market, 4.17%D E	2,719,835	2,719,835

SECURITIES LENDING COLLATERAL - 0.18% (Cost $134,505)

Investment Companies - 0.18%
American Beacon U.S. Government Money Market Select Fund, 4.17%D E	134,505	134,505

TOTAL INVESTMENTS - 100.23% (Cost $73,296,680)		76,683,303
LIABILITIES, NET OF OTHER ASSETS - (0.23%)		(173,133)

TOTAL NET ASSETS - 100.00%		$76,510,170

Percentages are stated as a percent of net assets.

A Tracking Stock - A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

B Non-income producing security.

C All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at December 31, 2022 (Note 8).

D The Fund is affiliated by having the same investment advisor.

E 7-day yield.

PLC - Public Limited Company.

See accompanying notes

11

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2022, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$73,828,963	$-	$-	$73,828,963
Short-Term Investments	2,719,835	-	-	2,719,835
Securities Lending Collateral	134,505	-	-	134,505

Total Investments in Securities - Assets	$76,683,303	$-	$-	$76,683,303

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

12

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value§§†	$172,157,917	$73,828,963
Investments in affiliated securities, at fair value‡	4,107,962	2,854,340
Dividends and interest receivable	239,071	114,178
Receivable for investments sold	–	2,576,161
Receivable for fund shares sold	381,720	242,331
Receivable for tax reclaims	–	3,289
Receivable for expense reimbursement (Note 2)	11,875	10,141
Prepaid expenses	79,607	96,931

Total assets	176,978,152	79,726,334

Liabilities:
Payable for investments purchased	420,848	1,498,439
Payable for fund shares redeemed	131,890	1,461,683
Management and sub-advisory fees payable (Note 2)	110,804	51,528
Service fees payable (Note 2)	948	10,088
Transfer agent fees payable (Note 2)	12,921	13,432
Payable upon return of securities loaned (Note 8)§	–	134,505
Custody and fund accounting fees payable	13,587	1,470
Professional fees payable	31,152	32,911
Trustee fees payable (Note 2)	593	–
Payable for prospectus and shareholder reports	384	–
Other liabilities	4,662	12,108

Total liabilities	727,789	3,216,164

Net assets	$176,250,363	$76,510,170

Analysis of net assets:
Paid-in-capital	$203,515,196	$72,239,187
Total distributable earnings (deficits)A	(27,264,833)	4,270,983

Net assets	$176,250,363	$76,510,170

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	4,774,286	2,560,340

Y Class	9,920,014	1,481,089

Investor Class	205,548	2,561,194

A Class	6,656	266,049

C Class	6,647	90,956

R6 Class	N/A	117,216

Net assets:
R5 Class	$56,554,059	$27,972,223

Y Class	$117,136,396	$16,078,264

Investor Class	$2,405,328	$27,376,082

A Class	$77,385	$2,839,705

C Class	$77,195	$963,546

R6 Class	N/A	$1,280,350

See accompanying notes

13

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Net asset value, offering and redemption price per share:
R5 Class	$11.85	$10.93

Y Class	$11.81	$10.86

Investor Class	$11.70	$10.69

A Class	$11.63	$10.67

A Class (offering price)	$12.34	$11.32

C Class	$11.61	$10.59

R6 Class	N/A	$10.92

† Cost of investments in unaffiliated securities	$190,992,763	$70,442,340
‡ Cost of investments in affiliated securities	$4,107,962	$2,854,340
§ Fair value of securities on loan	$15,369,362	$7,957,018

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

14

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2022 (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities	$2,007,440	$345,843	A
Dividend income from affiliated securities (Note 2)	41,762	14,924
Income derived from securities lending (Note 8)	4,324	1,305

Total investment income	2,053,526	362,072

Expenses:
Management and sub-advisory fees (Note 2)	722,272	145,503
Transfer agent fees:
R5 Class (Note 2)	1,781	2,095
Y Class (Note 2)	74,503	4,236
Investor Class	712	706
A Class	1	1
C Class	1	–
Custody and fund accounting fees	25,935	14,405
Professional fees	40,937	24,490
Registration fees and expenses	51,563	48,940
Service fees (Note 2):
Investor Class	5,953	24,460
Distribution fees (Note 2):
A Class	109	1,338
C Class	432	2,136
Prospectus and shareholder report expenses	7,669	5,762
Trustee fees (Note 2)	8,962	545
Loan expense (Note 9)	5,030	2,875
Other expenses	12,541	14,559

Total expenses	958,401	292,051

Net fees waived and expenses (reimbursed) (Note 2)	(66,249)	(93,825)

Net expenses	892,152	198,226

Net investment income	1,161,374	163,846

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	(6,575,545)	1,218,982
Commission recapture (Note 1)	19,505	5,294
Change in net unrealized appreciation of:
Investments in unaffiliated securities	4,594,549	26,068	D

Net gain (loss) from investments	(1,961,491)	1,250,344

Net increase (decrease) in net assets resulting from operations	$(800,117)	$1,414,190

A Includes significant dividends of $97,146.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

D Change in net unrealized appreciation of investments in unaffiliated securities does not include net unrealized appreciation of investments of $5,252,424 of the Target Fund in connection with the Reorganization (Note 1).

See accompanying notes

15

American Beacon FundsSM

Statements of Changes in Net Assets

	Shapiro Equity Opportunities Fund		Shapiro SMID Cap Equity Fund
	Six Months Ended December 31, 2022	Year Ended June 30, 2022	Six Months Ended December 31, 2022	Year Ended June 30, 2022
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$1,161,374	$2,284,183	$163,846	$280,820
Net realized gain (loss) from investments in unaffiliated securities, and commission recapture	(6,556,040)	21,459,905	1,224,276	1,644,525
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	4,594,549	(69,117,884)	26,068	(4,233,451)

Net increase (decrease) in net assets resulting from operations	(800,117)	(45,373,796)	1,414,190	(2,308,106)

Distributions to shareholders:
Total retained earnings:
R5 Class	(4,417,286)	(4,648,925)	(564,962)	(881,943)
Y Class	(9,551,750)	(12,046,630)	(374,842)	(693,255)
Investor Class	(226,205)	(410,062)	(581,874)	(427,699)
A ClassA	(6,708)	(6,688)	(59,671)	(11,749)
C ClassA	(6,166)	(6,554)	(18,677)	(11,729)
R6 ClassA	–	–	(25,839)	(11,559)

Net distributions to shareholders	(14,208,115)	(17,118,859)	(1,625,865)	(2,037,934)

Capital share transactions (Note 10):
Proceeds from sales of shares	15,596,256	63,305,846	5,451,834	3,080,197
Reinvestment of dividends and distributions	13,748,821	16,869,756	1,619,875	1,522,942
Issued in reorganization	–	–	76,360,869	–
Cost of shares redeemed	(39,050,202)	(81,778,436)	(19,062,325)	(7,957,203)

Net increase (decrease) in net assets from capital share transactions	(9,705,125)	(1,602,834)	64,370,253	(3,354,064)

Net increase (decrease) in net assets	(24,713,357)	(64,095,489)	64,158,578	(7,700,104)

Net assets:
Beginning of period	200,963,720	265,059,209	12,351,592	20,051,696

End of period	$176,250,363	$200,963,720	$76,510,170	$12,351,592

A The A Class, C Class and R6 Class became effective on October 28, 2021 and commenced operations on October 29, 2021 (Note 1).

See accompanying notes

16

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. The American Beacon Shapiro Equity Opportunities Fund is non-diversified, and the American Beacon Shapiro SMID Cap Equity Fund is diversified, as defined by the Act. As of December 31, 2022, the Trust consists of twenty-five active series, two of which are presented in this filing: American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Fund Reorganizations

On June 8, 2022, the Board of Trustees (the “Board”) of the American Beacon Funds (the “Trust”) approved a Plan of Reorganization and Termination (the “Reorganization Plan”) that provided for the reorganization of the American Beacon Mid-Cap Value Fund (the “Target Fund”), a series of the Trust, into the American Beacon Shapiro SMID Cap Equity Fund (the “Acquiring Fund”), also a series of the Trust (the “Reorganization”).

The Acquiring Fund and Target Fund had identical investment objectives and similar principal investment strategies. The Manager served as each Fund’s investment advisor and administrator. Barrow, Hanley, Mewhinney & Strauss, LLC, Pzena Investment Management, LLC, and WEDGE Capital Management, L.L.P each served as a sub-advisor to the Target Fund. Shapiro Capital Management LLC serves as the sole sub-advisor to the Acquiring Fund, and continued to serve as the sole sub-advisor to the Acquiring Fund after the Reorganization.

The Reorganization Plan, which set forth the terms of the Reorganization, provided for the Target Fund to transfer all of its assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund having an aggregate net asset value equal to the Target Fund’s net assets, and the Acquiring Fund’s assumption of all of the Target Fund’s liabilities. The Target Fund’s shareholders became shareholders of the Acquiring Fund, receiving shares of the Acquiring Fund equal in value to the shares of the Target Fund that they held prior to the Reorganization. Shareholders who owned A Class, C Class, Y Class, R6 Class, R5 Class, or Investor Class shares of the Target Fund, received shares of the corresponding class of the Acquiring Fund. As the Acquiring Fund does not offer Advisor Class shares, shareholders of the Target Fund who owned Advisor Class shares of the Target Fund received A Class shares of the Acquiring Fund.

A Special Meeting of Shareholders of the Target Fund was held on October 12, 2022, at which the shareholders approved the Reorganization Plan, which provided for the reorganization of the Target Fund into the Acquiring Fund. On October 28, 2022, pursuant to the Plan, the Target Fund transferred all of its property and assets to the Acquiring Fund in exchange solely for voting shares of the Acquiring Fund and the assumption all of the Target Fund’s liabilities. The Target Fund’s shareholders received a pro rata portion of the Acquiring Fund’s shares on a class-by class basis in exchange for their shares therein and in complete liquidation and termination of the Target Fund. No sales loads, commissions or other transactional fees were imposed on shareholders in

17

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

connection with the exchange of their shares. Class shares outstanding, net assets applicable to each class and NAV per share outstanding immediately before the Reorganization were as follows:

Target Fund Class Prior to Reorganization	Target Fund Shares Outstanding Prior to Reorganization	Target Fund Net Assets Prior to Reorganization	Target Fund NAV Per Share Prior to Reorganization	Acquiring Fund Class Prior to Reorganization	Acquiring Fund Shares Outstanding Prior to Reorganization	Acquiring Fund Net Assets Prior to Reorganization	Acquiring Fund NAV Per Share Prior to Reorganization	Exchange Ratio [1]
R5	2,104,299	$24,951,727	$11.86	R5	818,301	$9,080,566	$11.10	1.0685
Y	1,712,239	20,003,917	11.68	Y	220,871	2,435,913	11.03	1.0593
Investor	2,152,857	26,190,156	12.17	Investor	396,811	4,311,997	10.87	1.1195
Advisor	37,231	429,181	11.53	A	-	-	-	1.0623
A	210,238	2,412,373	11.47	A	7,493	81,308	10.85	1.0575
C	103,586	1,124,519	10.86	C	7,491	80,677	10.77	1.0079
R6	105,011	1,248,995	11.89	R6	7,374	81,798	11.09	1.0722

[1]	Calculated by dividing the NAV of the Target Fund by the NAV of the Acquiring Fund on Reorganization date.

The Reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes. As such, the Target Fund’s shareholders recognized no gain or loss for federal income tax purposes. Prior to the closing of the Reorganization, the Target Fund distributed all of its net investment income and capital gains to shareholders of record on July 25, 2022. Such a distribution may be taxable to the Target Fund’s shareholders for federal income tax purposes. For accounting and performance reporting purposes, the Acquiring Fund is the survivor. As such, the accounting and performance history of the Target Fund prior to the reorganization became the financial and performance history of the Acquiring Fund and is reflected in the Acquiring Fund’s financial statements and financial highlights.

Class shares outstanding, net assets applicable to each class and NAV per share outstanding immediately after the Reorganization were as follows:

Acquiring Fund Class – After Reorganization	Shares Outstanding	Net Assets	NAV Per Share
R5	3,066,898	$34,033,028	$11.10
Y	2,034,690	22,439,973	11.03
Investor	2,807,337	30,506,220	10.87
A	269,361	2,922,861	10.85
C	111,899	1,205,194	10.77
R6	119,948	1,330,788	11.09

The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund immediately before the date of Reorganization, were as follows:

Target Fund – Prior to Reorganization
Cost of investments	$66,044,871
Fair value of investments	71,297,295
Net unrealized appreciation of investments	5,252,424

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with the amount distributable to shareholders for tax purposes.

18

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Assuming the Reorganization had been completed on July 1, 2022, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for the current fiscal period would have been as follows:

Acquiring Fund – Pro Forma Results from Operations
Net investment income	$1,780,443
Net realized and unrealized gains	34,908,838
Change in net assets resulting in operations	36,689,281

Because the combined investment portfolios for the Reorganization have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Statements of Operations for the Acquiring Fund since the Reorganization was consummated.

In connection with the Reorganization, the Acquiring Fund incurred certain associated expenses. Such amounts were included as components of “Other liabilities” on the Statements of Assets and Liabilities and “Reorganization expenses” on the Statements of Operations.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminated the asset segregation framework used by funds to comply with Section 18 of the Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds were not required to fully comply with the new rule until August 19, 2022. Management has evaluated the implications of these changes, and has determined that there is no impact to the financial statements.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management has evaluated the Valuation Rule, and has determined that there is no impact to the financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.

19

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as brokerdealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors—sold through retirement plan.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency

20

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a

21

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreement with Shapiro Capital Management LLC (“Shapiro”), an affiliate of the Manager pursuant to which each Fund has agreed to pay Shapiro an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

Shapiro Equity Opportunities Fund

First $250 million	0.35%
Next $250 million	0.30%
Over $500 million	0.25%

Shapiro SMID Cap Equity Fund

First $250 million	0.40%
Next $250 million	0.35%
Over $500 million	0.30%

The Management and Sub-Advisory Fees paid by the Funds for the period ended December 31, 2022 were as follows:

Shapiro Equity Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$361,376
Sub-Advisor Fees	0.35%	360,896

Total	0.70%	$722,272

Shapiro SMID Cap Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$67,979
Sub-Advisor Fees	0.40%	77,524

Total	0.75%	$145,503

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended December 31, 2022, the Manager received securities lending fees of $689 and $284 for the securities lending activities of Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Classes, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended December 31, 2022, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$72,283
Shapiro SMID Cap Equity	6,138

As of December 31, 2022, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub- Transfer Agent Fees
Shapiro Equity Opportunities	$10,910
Shapiro SMID Cap Equity	2,284

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG

23

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Select Fund. The Funds listed below held the following shares with a December 31, 2022 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2022 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2022 Shares/Fair Value
U.S. Government Money Market Select	Direct	Shapiro Equity Opportunities	$4,107,962	$-	$-	$41,762	$4,107,962
U.S. Government Money Market Select	Direct	Shapiro SMID Cap Equity	2,719,835	-	-	14,924	2,719,835
U.S. Government Money Market Select	Securities Lending	Shapiro SMID Cap Equity	134,505	-	-	N/A	134,505

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2022, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Shapiro Equity Opportunities	$1,969	45	2,014
Shapiro SMID Cap Equity	418	61	479

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2022, the Shapiro Equity Opportunities Fund borrowed on average $2,383,206 for 12 days at an average interest rate of 4.68% with interest charges of $3,539 and the Shapiro SMID Cap Equity Fund borrowed on average $1,123,086 for 8 days at an average interest rate of 5.00% with interest charges of $1,265. These amounts are recorded as “Other expenses” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through October 31, 2023, for the Shapiro Equity Opportunities Fund, and through the later of October 31, 2024 or two years following the closing date of the reorganization of the American Beacon Mid-Cap Value Fund into the Fund, for the Shapiro SMID Cap Equity Fund, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated

24

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended December 31, 2022, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	7/1/2022 - 10/31/2022	11/1/2022 – 12/31/2022	Reimbursed Expenses	(Recouped) Expenses
Shapiro Equity Opportunities	R5	0.79%	0.79%	$19,085	$–		2025-2026
Shapiro Equity Opportunities	Y	0.89%	0.89%	43,869	–		2025-2026
Shapiro Equity Opportunities	Investor	1.06%	1.06%	3,295	-		2025-2026
Shapiro Equity Opportunities	A	1.12%	1.12%	–	(8	)*	2025-2026
Shapiro Equity Opportunities	C	1.87%	1.87%	–	(7	)*	2025-2026
Shapiro SMID Cap Equity	R5	0.89%	0.89%	49,605	(8,506	)*	2025-2026
Shapiro SMID Cap Equity	Y	0.96%	0.96%	29,093	–		2025-2026
Shapiro SMID Cap Equity	Investor	1.17%	1.17%	59,428	–		2025-2026
Shapiro SMID Cap Equity	A	1.26%	1.26%	4,158	(113	)*	2025-2026
Shapiro SMID Cap Equity	C	2.01%	2.01%	1,575	(49)		2025-2026
Shapiro SMID Cap Equity	R6	0.90%	0.90%	2,381	–		2025-2026

* These amounts represents Recouped Expenses from prior fiscal years and are reflected in Total Expenses on the Statements of Operations

Of the above amounts, $11,875, and $10,141 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at December 31, 2022 for the Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2025 and 2026. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Shapiro Equity Opportunities	$-	$95,750	$63,010	2022-2023
Shapiro Equity Opportunities	-	93,703	-	2023-2024
Shapiro Equity Opportunities	15	103,068	-	2024-2025
Shapiro SMID Cap Equity	8,506	80,715	61,605	2022-2023
Shapiro SMID Cap Equity	-	267,369	-	2023-2024
Shapiro SMID Cap Equity	113	624,160	-	2024-2025

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2022, based on management’s evaluation of the shareholder account base, three accounts have been identified as representing an unaffiliated significant ownership of approximately 36% for the Shapiro Equity Opportunities Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended December 31, 2022, there were no Class A sales charges collected for the Shapiro Equity Opportunities Fund or the Shapiro SMID Cap Equity Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2022, there were no CDSC fees collected for the Class A Shares of the Shapiro Equity Opportunities Fund or the Shapiro SMID Cap Equity Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2022, there were no CDSC fees collected for the Class C Shares of the Shapiro Equity Opportunities Fund or the Shapiro SMID Cap Equity Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

The Valuation Rule establishes requirements for determining fair value in good faith for purposes of the Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotation are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all of the Funds’ portfolio

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Manager’s fair valuation procedures for the Funds.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating

28

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Investment Company Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invest in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

5.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Dividend Risk

A Fund’s focus on dividend-paying stocks could cause a Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by a Fund may choose not to declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, a Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by a Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is

29

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Focused Holdings Risk

Because the Funds may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Funds’ NAV and total return when compared to other diversified funds. Although a focused portfolio has the potential to generate attractive returns over time, it also may increase the Funds’ volatility.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies,

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

When a Fund is non-diversified, it may invest a high percentage of its assets in a limited number of issuers. When a Fund invests in a relatively small number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. When a Fund is non-diversified, its NAV and total return may also fluctuate more or be subject to declines in weaker markets than a diversified mutual fund. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Funds may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown

31

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in to seek income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Funds may not perform to expectations. The portfolio managers’ judgments about the attractiveness, value and anticipated price movements of a particular

32

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

asset class or individual security may be incorrect, and there is no guarantee that individual securities will perform as anticipated. The value of an individual security can be more or less volatile than the market as a whole or a relative value approach may fail to produce the intended results. The portfolio managers’ assessment of relative value may be wrong or even if the assessment of relative value is correct, it may take a long period of time before the price and intrinsic value converge. It may not be possible to predict, or to hedge against, a widening in the yield spread of the securities selected by a sub-advisor. This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

6.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2022 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2022, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)		Net Unrealized Appreciation (Depreciation)
Shapiro Equity Opportunities	$198,464,475	$12,698,376		$(34,896,972)		$(22,198,596)
Shapiro SMID Cap Equity	73,769,668	5,970,716		(3,057,081)		2,913,635

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2022, the Funds did not have any capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2022 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Shapiro Equity Opportunities	$35,057,779	$59,266,750
Shapiro SMID Cap Equity	10,117,262	21,149,047

33

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2022 were as follows:

Fund	Type of Transaction	June 30, 2022 Shares/Fair Value	Purchases	Sales	December 31, 2022 Shares/Fair Value
Shapiro Equity Opportunities	Direct	$3,539,421	$34,275,391	$33,706,850	$4,107,962
Shapiro Equity Opportunities	Securities Lending	-	1,116,850	1,116,850	-
Shapiro SMID Cap Equity	Direct	111,312	15,716,671	13,108,148	2,719,835
Shapiro SMID Cap Equity	Securities Lending	-	1,077,388	942,883	134,505

8.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

34

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

As of December 31, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan		Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Shapiro Equity Opportunities	$15,369,362	$	–	$15,829,444	$15,829,444
Shapiro SMID Cap Equity	7,957,018		134,505	8,071,916	8,206,421

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 11, 2022 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2022, the Funds did not utilize these facilities.

35

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	21,537	$258,803	55,912	$896,677
Reinvestment of dividends	377,223	4,417,286	302,271	4,648,925
Shares redeemed	(26,969)	(334,651)	(215,446)	(2,903,919)

Net increase in shares outstanding	371,791	$4,341,438	142,737	$2,641,683

	Y Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,146,421	$15,278,059	3,791,295	$59,208,468
Reinvestment of dividends	780,234	9,105,330	769,070	11,797,527
Shares redeemed	(2,946,913)	(37,840,745)	(4,062,635)	(61,275,877)

Net increase (decrease) in shares outstanding	(1,020,258)	$(13,457,356)	497,730	$9,730,118

	Investor Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	4,460	$59,394	187,145	$3,000,701
Reinvestment of dividends	19,551	226,205	26,942	410,062
Shares redeemed	(71,737)	(874,806)	(1,110,006)	(17,598,640)

Net (decrease) in shares outstanding	(47,726)	$(589,207)	(895,919)	$(14,187,877)

	A Class
	Six Months Ended December 31, 2022		October 28, 2021A to June 30, 2022
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	–	$–	6,215	$100,000	B
Reinvestment of dividends	–	–	441	6,688
Shares redeemed	–	–	–	–

Net increase in shares outstanding	–	$–	6,656	$106,688

	C Class
	Six Months Ended December 31, 2022		October 28, 2021A to June 30, 2022
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	–	$–	6,215	$100,000	B
Reinvestment of dividends	–	–	432	6,554
Shares redeemed	–	–	–	–

Net increase in shares outstanding	–	$–	6,647	$106,554

	R5 Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	378,995	$4,104,521	21,094	$278,974
Reinvestment of dividends	52,237	564,680	36,389	436,306
Issued in Reorganization	2,248,531	24,951,727	–	–
Shares redeemed	(710,825)	(7,938,922)	(29,379)	(387,190)

Net increase in shares outstanding	1,968,938	$21,682,006	28,104	$328,090

36

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

	Y Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	28,189	$307,752	18,639	$249,802
Reinvestment of dividends	34,450	369,993	56,720	676,099
Issued in Reorganization	1,813,806	20,003,917	(504,594)	(6,212,546)
Shares redeemed	(608,306)	(6,700,792)	–	–

Net increase (decrease) in shares outstanding	1,268,139	$13,980,870	(429,235)	$(5,286,645)

	Investor Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	78,250	$851,957	183,697	$2,251,421
Reinvestment of dividends	54,992	581,820	34,880	410,537
Issued in Reorganization	2,410,152	26,190,156	–	–
Shares redeemed	(357,768)	(3,838,925)	(109,023)	(1,357,467)

Net increase in shares outstanding	2,185,626	$23,785,008	109,554	$1,304,491

	A Class
	Six Months Ended December 31, 2022		October 28, 2021A to June 30, 2022
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	10,186	$113,118	7,491	$100,000	C
Reinvestment of dividends	5,605	59,189	–	–
Issued in Reorganization	261,868	2,841,555	–	–
Shares redeemed	(19,101)	(204,990)	–	–

Net increase in shares outstanding	258,558	$2,808,872	7,491	$100,000

	C Class
	Six Months Ended December 31, 2022		October 28, 2021A to June 30, 2022
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	82	$894	7,491	$100,000	C
Reinvestment of dividends	1,750	18,354	–	–
Issued in Reorganization	104,408	1,124,519	–	–
Shares redeemed	(22,775)	(249,404)	–	–

Net increase in shares outstanding	83,465	$894,363	7,491	$100,000

	R6 Class
	Six Months Ended December 31, 2022		October 28, 2021A to June 30, 2022
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	6,638	$73,592	7,369	$100,000	C
Reinvestment of dividends	2,390	25,839	–	–
Issued in Reorganization	112,576	1,248,995	–	–
Shares redeemed	(11,757)	(129,292)	–	–

Net increase in shares outstanding	109,847	$1,219,134	7,369	$100,000

A	Class launched on October 28, 2021 and commenced operations on October 29, 2021 (Note 1).
B

Seed capital was received on October 28, 2021 in the amount of $100,000 for the A Class and $100,000 for the C Class. As a result, shares were issued in the amount of 6,215 for the A Class and 6,251 for the C Class.

C

Seed capital was received on October 28, 2021 in the amount of $100,000 for the A Class, $100,000 for the C Class, $100,000 for the R6 Class. As a result, shares were issued in the amount of 7,491 for the A Class, 7,491 for the C Class, and 7,369 for the R6 Class.

37

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

38

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31,		Year Ended June 30, 2022				September 12, 2017B to June 30,

	2022		2022	2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$12.90		$16.77	$9.44	$11.28	$11.29	$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.16	0.12	0.14	0.11	0.02
Net gains (losses) on investments (both realized and unrealized)	(0.11)		(2.95)	7.49	(1.36)	0.16	1.29

Total income (loss) from investment operations	(0.04)		(2.79)	7.61	(1.22)	0.27	1.31

Less distributions:
Dividends from net investment income	(0.08)		(0.16)	(0.05)	(0.11)	(0.07)	(0.02)
Distributions from net realized gains	(0.93)		(0.92)	(0.23)	(0.51)	(0.21)	(0.00	)C

Total distributions	(1.01)		(1.08)	(0.28)	(0.62)	(0.28)	(0.02)

Net asset value, end of period	$11.85		$12.90	$16.77	$9.44	$11.28	$11.29

Total returnD	(0.23	)%E	(17.65)%	81.43%	(11.84)%	2.97%	13.07	%E

Ratios and supplemental data:
Net assets, end of period	$56,554,059		$56,812,654	$71,421,117	$40,207,550	$52,917,588	$43,796,676
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.86	%F	0.83%	0.86%	0.97%	0.98%	2.81	%F
Expenses, net of reimbursements and/or recoupments	0.79	%F	0.79%	0.79%	0.79%	0.79%	0.79	%F
Net investment income (loss), before expense reimbursements and/or recoupments	1.13	%F	0.96%	0.82%	1.11%	0.80%	(1.53	)%F
Net investment income, net of reimbursements and/or recoupments	1.20	%F	1.00%	0.89%	1.29%	0.99%	0.49	%F
Portfolio turnover rate	18	%E	47%	31%	59%	54%	9	%G

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

39

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31,		Year Ended June 30,				September 12, 2017A to June 30,

	2022		2022	2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$12.87		$16.72	$9.43	$11.28	$11.30	$10.00

Income (loss) from investment operations:
Net investment income	0.09		0.14	0.06	0.12	0.10	0.03
Net gains (losses) on investments (both realized and unrealized)	(0.15)		(2.92)	7.51	(1.35)	0.16	1.29

Total income (loss) from investment operations	(0.06)		(2.78)	7.57	(1.23)	0.26	1.32

Less distributions:
Dividends from net investment income	(0.07)		(0.15)	(0.05)	(0.11)	(0.07)	(0.02)
Distributions from net realized gains	(0.93)		(0.92)	(0.23)	(0.51)	(0.21)	(0.00	)B

Total distributions	(1.00)		(1.07)	(0.28)	(0.62)	(0.28)	(0.02)

Net asset value, end of period	$11.81		$12.87	$16.72	$9.43	$11.28	$11.30

Total returnC	(0.37	)%D	(17.63)%	81.09%	(11.92)%	2.88%	13.17	%D

Ratios and supplemental data:
Net assets, end of period	$117,136,396		$140,753,789	$174,605,529	$30,239,629	$35,505,884	$26,419,367
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.95	%E	0.93%	0.95%	1.09%	1.06%	2.77	%E
Expenses, net of reimbursements and/or recoupments	0.89	%E	0.89%	0.89%	0.89%	0.89%	0.89	%E
Net investment income (loss), before expense reimbursements and/or recoupments	1.04	%E	0.85%	0.77%	0.99%	0.77%	(0.79	)%E
Net investment income, net of reimbursements and/or recoupments	1.10	%E	0.89%	0.83%	1.19%	0.94%	1.09	%E
Portfolio turnover rate	18	%D	47%	31%	59%	54%	9	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

40

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31,		Year Ended June 30,				September 12, 2017A to June 30,

	2022		2022	2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$12.75		$16.56	$9.35	$11.20	$11.25	$10.00

Income (loss) from investment operations:
Net investment income	0.09		0.21	0.08	0.08	0.07	0.02
Net gains (losses) on investments (both realized and unrealized)	(0.16)		(2.99)	7.41	(1.34)	0.16	1.25

Total income (loss) from investment operations	(0.07)		(2.78)	7.49	(1.26)	0.23	1.27

Less distributions:
Dividends from net investment income	(0.05)		(0.11)	(0.05)	(0.08)	(0.07)	(0.02)
Distributions from net realized gains	(0.93)		(0.92)	(0.23)	(0.51)	(0.21)	(0.00	)B

Total distributions	(0.98)		(1.03)	(0.28)	(0.59)	(0.28)	(0.02)

Net asset value, end of period	$11.70		$12.75	$16.56	$9.35	$11.20	$11.25

Total returnC	(0.49	)%D	(17.80)%	80.85%	(12.20)%	2.62%	12.67	%D

Ratios and supplemental data:
Net assets, end of period	$2,405,328		$3,228,564	$19,032,563	$320,828	$736,220	$180,767
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.27	%E	1.21%	1.26%	2.20%	2.57%	4.88	%E
Expenses, net of reimbursements and/or recoupments	1.06	%E	1.06%	1.06%	1.17%	1.17%	1.17	%E
Net investment income (loss), before expense reimbursements and/or recoupments	0.70	%E	0.51%	0.57%	(0.11)%	(0.74)%	(3.54	)%E
Net investment income, net of reimbursements and/or recoupments	0.91	%E	0.66%	0.77%	0.92%	0.66%	0.17	%E
Portfolio turnover rate	18	%D	47%	31%	59%	54%	9	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

41

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31, 2022		October 29, 2021A to June 30, 2022

	(unaudited)
Net asset value, beginning of period	$12.71		$16.09

Income (loss) from investment operations:
Net investment income	0.06		0.08
Net gains (losses) on investments (both realized and unrealized)	(0.13)		(2.39)

Total income (loss) from investment operations	(0.07)		(2.31)

Less distributions:
Dividends from net investment income	(0.08)		(0.15)
Distributions from net realized gains	(0.93)		(0.92)

Total distributions	(1.01)		(1.07)

Net asset value, end of period	$11.63		$12.71

Total returnB	(0.47	)%C	(15.40	)%C

Ratios and supplemental data:
Net assets, end of period	$77,385		$84,569
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12	%D	3.36	%D
Expenses, net of reimbursements and/or recoupments	1.12	%D	1.12	%D
Net investment income (loss), before expense reimbursements and/or recoupments	0.87	%D	(1.53	)%D
Net investment income, net of reimbursements and/or recoupments	0.87	%D	0.71	%D
Portfolio turnover rate	18	%C	47	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from October 29, 2021 through June 30, 2022 and is not annualized.

See accompanying notes

42

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31, 2022		October 29, 2021A to June 30, 2022

	(unaudited)
Net asset value, beginning of period	$12.66		$16.09

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.00	)BC
Net (losses) on investments (both realized and unrealized)	(0.13)		(2.38)

Total income (loss) from investment operations	(0.12)		(2.38)

Less distributions:
Dividends from net investment income	–		(0.13)
Distributions from net realized gains	(0.93)		(0.92)

Total distributions	(0.93)		(1.05)

Net asset value, end of period	$11.61		$12.66

Total returnD	(0.88	)%E	(15.85	)%E

Ratios and supplemental data:
Net assets, end of period	$77,195		$84,144
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.87	%F	4.11	%F
Expenses, net of reimbursements and/or recoupments	1.87	%F	1.87	%F
Net investment income (loss), before expense reimbursements and/or recoupments	0.12	%F	(2.28	)%F
Net investment income (loss), net of reimbursements and/or recoupments	0.12	%F	(0.04	)%F
Portfolio turnover rate	18	%E	47	%G

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from October 29, 2021 through June 30, 2022 and is not annualized.

See accompanying notes

43

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31,		Year Ended June 30,						September 12, 2017B to June 30,

	2022		2022		2021		2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$10.35		$13.69		$7.62		$9.72	$11.39	$10.00

Income (loss) from investment operations:
Net investment income	0.01	C	0.21	D	0.07	E	0.04	0.05	0.01
Net gains (losses) on investments (both realized and unrealized)	0.79		(1.98)		6.13		(1.46)	(0.97)	1.38

Total income (loss) from investment operations	0.80		(1.77)		6.20		(1.42)	(0.92)	1.39

Less distributions:
Dividends from net investment income	(0.02)		(0.26)		(0.00	)F	(0.05)	(0.04)	–
Distributions from net realized gains	(0.20)		(1.31)		(0.13)		(0.63)	(0.71)	–

Total distributions	(0.22)		(1.57)		(0.13)		(0.68)	(0.75)	–

Net asset value, end of period	$10.93		$10.35		$13.69		$7.62	$9.72	$11.39

Total returnG	7.80	%H	(14.51)%		81.91%		(16.09)%	(6.67)%	13.90	%H

Ratios and supplemental data:
Net assets, end of period	$27,972,223		$6,121,930		$7,711,085		$4,276,389	$5,293,291	$5,124,948
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.35	%I	1.92%		2.24%		3.22%	2.84%	4.32	%I
Expenses, net of reimbursements and/or recoupments	0.89	%I	0.89%		0.89%		0.90%	0.89%	0.89	%I
Net investment income (loss), before expense reimbursements and/or recoupments	0.49	%C I	0.63	%D	(0.71	)%E	(1.84)%	(1.47)%	(3.34	)%I
Net investment income, net of reimbursements and/or recoupments	0.95	%C I	1.66	%D	0.64	%E	0.48%	0.48%	0.08	%I
Portfolio turnover rate	23	%H	34%		64%		48%	56%	22	%J

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Net investment income includes significant dividend payment from Carter’s, Inc. and Hanesbrands, Inc. amounting to $0.0244.
D	Net investment income includes significant dividend payment from Cadence Bank and Ecovyst, Inc. amounting to $0.1767.
E	Net investment income includes significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0223.
F	Amount represents less than $0.01 per share.
G

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

H	Not annualized.
I	Annualized.
J	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

44

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31,		Year Ended June 30,						September 12, 2017A to June 30,

	2022		2022		2021		2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$10.29		$13.63		$7.60		$9.71	$11.39	$10.00

Income (loss) from investment operations:
Net investment income	0.05	B E	0.29	C	0.04	D E	0.05	0.04	0.01
Net gains (losses) on investments (both realized and unrealized)	0.74		(2.06)		6.12		(1.48)	(0.97)	1.38

Total income (loss) from investment operations	0.79		(1.77)		6.16		(1.43)	(0.93)	1.39

Less distributions:
Dividends from net investment income	(0.02)		(0.26)		(0.00	)F	(0.05)	(0.04)	–
Distributions from net realized gains	(0.20)		(1.31)		(0.13)		(0.63)	(0.71)	–

Total distributions	(0.22)		(1.57)		(0.13)		(0.68)	(0.75)	–

Net asset value, end of period	$10.86		$10.29		$13.63		$7.60	$9.71	$11.39

Total returnH	7.75	%G	(14.57)%		81.60%		(16.21)%	(6.76)%	13.90	%G

Ratios and supplemental data:
Net assets, end of period	$16,078,264		$2,191,298		$8,753,769		$104,553	$398,161	$215,795
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.44%		2.00%		2.21%		3.33%	2.87%	5.69	%I
Expenses, net of reimbursements and/or recoupments	0.96	%I	0.97	%J	0.99%		1.00%	0.99%	0.99	%I
Net investment income (loss), before expense reimbursements and/or recoupments	0.43	%B I	1.16	%C	(0.94	)%D	(1.91)%	(1.47)%	(4.47	)%I
Net investment income, net of reimbursements and/or recoupments	0.91	%B I	2.19	%C	0.28	%D	0.42%	0.41%	0.22	%I
Portfolio turnover rate	23	%G	34%		64%		48%	56%	22	%K

A	Commencement of operations.
B	Net investment income includes significant dividend payment from Carter’s, Inc. and Hanesbrands, Inc. amounting to $0.0273.
C	Net investment income includes significant dividend payment from Cadence Bank and Ecovyst, Inc. amounting to $0.2671.
D	Net investment income includes significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0412.
E	Per share amounts have been calculated using the average shares method.
F	Amount is less than $0.01 per share.
G	Not annualized.
H

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

I	Annualized.
J	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on October 31, 2021.
K	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

45

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31,		Year Ended June 30,						September 12, 2017A to June 30,

	2022		2022		2021		2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$10.15		$13.48		$7.53		$9.65	$11.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07	B	0.20	C	0.05	D	0.01	0.04	(0.01)
Net gains (losses) on investments (both realized and unrealized)	0.69		(1.96)		6.03		(1.45)	(1.00)	1.37

Total income (loss) from investment operations	0.76		(1.76)		6.08		(1.44)	(0.96)	1.36

Less distributions:
Dividends from net investment income	(0.02)		(0.26)		(0.00	)E	(0.05)	(0.04)	–
Distributions from net realized gains	(0.20)		(1.31)		(0.13)		(0.63)	(0.71)	–

Total distributions	(0.22)		(1.57)		(0.13)		(0.68)	(0.75)	–

Net asset value, end of period	$10.69		$10.15		$13.48		$7.53	$9.65	$11.36

Total returnF	7.56	%G	(14.67)%		81.29%		(16.43)%	(7.06)%	13.60	%G

Ratios and supplemental data:
Net assets, end of period	$27,376,082		$3,810,635		$3,586,842		$913,709	$1,119,472	$352,882
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.69	%H	2.31%		2.59%		3.86%	3.87%	6.12	%H
Expenses, net of reimbursements and/or recoupments	1.17	%H	1.17%		1.20%		1.28%	1.27%	1.27	%H
Net investment income (loss), before expense reimbursements and/or recoupments	0.20	%B H	0.11	%C	(1.14	)%D	(2.49)%	(2.44)%	(5.09	)%H
Net investment income (loss), net of reimbursements and/or recoupments	0.72	%B H	1.25	%C	0.25	%D	0.09%	0.16%	(0.24	)%H
Portfolio turnover rate	23	%G	34%		64%		48%	56%	22	%I

A	Commencement of operations.
B	Net investment income includes significant dividend payment from Carter’s, Inc. and Hanesbrands, Inc. amounting to $0.0287.
C	Net investment income includes significant dividend payment from Cadence Bank and Ecovyst, Inc. amounting to $0.1558.
D	Net investment income includes significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0339.
E	Amount represents less than $0.01 per share.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Not annualized.
H	Annualized.
I	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

46

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31, 2022			October 29, 2021A to June 30, 2022

	(unaudited)
Net asset value, beginning of period	$10.13			$13.35

Income (loss) from investment operations:
Net investment income (loss)	0.27	B		(0.00	)C
Net gains (losses) on investments (both realized and unrealized)	0.49			(1.65)

Total income (loss) from investment operations	0.76			(1.65)

Less distributions:
Dividends from net investment income	(0.02)			(0.26)
Distributions from net realized gains	(0.20)			(1.31)

Total distributions	(0.22)			(1.57)

Net asset value, end of period	$10.67			$10.13

Total returnD	7.56	%E		(14.00	)%E

Ratios and supplemental data:
Net assets, end of period	$2,839,705			$75,917
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.79	%F		4.75	%F
Expenses, net of reimbursements and/or recoupments	1.26	%F		1.26	%F
Net investment income (loss), before expense reimbursements and/or recoupments	0.15	%B F		(3.53	)%F
Net investment income (loss), net of reimbursements and/or recoupments	0.68	%B F		(0.04	)%F
Portfolio turnover rate	23%		E	34	%G

A	The Class became effective on October 28, 2021 and commenced operations on October 29, 2021.
B	Net investment income includes significant dividend payments from Carter’s, Inc. and Hanesbrands, Inc. amounting to $0.0368.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from October 29, 2021 through June 30, 2022 and is not annualized.

See accompanying notes

47

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31, 2022		October 29, 2021A to June 30, 2022

	(unaudited)
Net asset value, beginning of period	$10.08		$13.35

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)B C	(0.06)
Net gains (losses) on investments (both realized and unrealized)	0.73		(1.64)

Total income (loss) from investment operations	0.72		(1.70)

Less distributions:
Dividends from net investment income	(0.01)		(0.26)
Distributions from net realized gains	(0.20)		(1.31)

Total distributions	(0.21)		(1.57)

Net asset value, end of period	$10.59		$10.08

Total returnD	7.15	%E	(14.43	)%E

Ratios and supplemental data:
Net assets, end of period	$963,546		$75,541
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.42	%F	5.51	%F
Expenses, net of reimbursements and/or recoupments	2.01	%F	2.01	%F
Net investment income (loss), before expense reimbursements and/or recoupments	(0.54	)%C F	(4.29	)%F
Net investment income (loss), net of reimbursements and/or recoupments	(0.13	)%C F	(0.79	)%F
Portfolio turnover rate	23	%E	34	%G

A	The Class became effective on October 28, 2021 and commenced operations on October 29, 2021.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes significant dividend payment from Carter’s, Inc. and Hanesbrands, Inc. amounting to $0.0297.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from October 29, 2021 through June 30, 2022 and is not annualized.

See accompanying notes

48

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended December 31, 2022		October 29, 2021A to June 30, 2022

	(unaudited)
Net asset value, beginning of period	$10.35		$13.57

Income from investment operations:
Net investment income	0.24	B	0.03
Net gains (losses) on investments (both realized and unrealized)	0.55		(1.68)

Total income (loss) from investment operations	0.79		(1.65)

Less distributions:
Dividends from net investment income	(0.02)		(0.26)
Distributions from net realized gains	(0.20)		(1.31)

Total distributions	(0.22)		(1.57)

Net asset value, end of period	$10.92		$10.35

Total returnC	7.71	%D	(13.75	)%D

Ratios and supplemental data:
Net assets, end of period	$1,280,350		$76,271
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.45	%E	4.49	%E
Expenses, net of reimbursements and/or recoupments	0.90	%E	0.90	%E
Net investment income (loss), before expense reimbursements and/or recoupments	0.48	%B E	(3.27	)%E
Net investment income, net of reimbursements and/or recoupments	1.03	%B E	0.32	%E
Portfolio turnover rate	23	%D	34	%F

A	The Class became effective on October 28, 2021 and commenced operations on October 29, 2021.
B	Net investment income includes significant dividend payment from Carter’s, Inc. and Hanesbrands, Inc. amounting to $0.0358.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from October 29, 2021 through June 30, 2022 and is not annualized.

See accompanying notes

49

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Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 12/22

American Beacon®
FUNDS

2022 SEMI-ANNUAL REPORT

December 31, 2022

SSI ALTERNATIVE INCOME FUND

TWENTYFOUR STRATEGIC INCOME FUND

TWENTYFOUR SUSTAINABLE SHORT TERM BOND FUND

SSI_TwentyFour 1222

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SSI ALTERNATIVE INCOME FUND

The use of fixed-income securities, including convertible securities, entails interest rate and credit risks. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. In addition, the value of a convertible security could fluctuate based on the value of the underlying stock. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; the decline in an issuer’s credit rating can cause the price of its bonds to go down. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Investments in high-yield securities (commonly referred to as “junk bonds”), including restricted securities and floating-rate securities, are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Short sales involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument; the Fund’s losses are potentially unlimited in a short sale. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in small- and medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

TWENTYFOUR STRATEGIC INCOME FUND

The use of fixed-income securities entails interest rate and credit risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; the decline in an issuer’s credit rating can cause the price of its bonds to go down. Investments in high-yield securities (commonly referred to as “junk bonds”), including loans, CLOs, restricted securities and floating-rate securities, are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. To the extent the Fund invests more heavily in a particular country or geographic region, its performance will be sensitive to factors affecting that country or region. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

TWENTYFOUR SUSTAINABLE SHORT TERM BOND FUND

The use of fixed-income securities entails interest rate and credit risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; the decline in an issuer’s credit rating can cause the price of its bonds to go down. Investments in high-yield securities (commonly referred to as “junk bonds”), including loans, CLOs, restricted securities and floating-rate securities, are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. To the extent the Fund invests more heavily in a particular country or geographic region, its performance will be sensitive to factors affecting that country or region. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2022

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Warren E. Buffett, the “Oracle of Omaha” and billionaire chairman and CEO of Berkshire Hathaway, once said, “Predicting rain doesn’t count. Building arks does.”

Mr. Buffet’s plain-spoken words make a great deal of common sense. Figuring out when the next dangerous storm may occur could prove to be an effort in futility if we haven’t also devised a plan for preserving our physical well-being when the thunder rolls and the lightning strikes. The time to build a shelter is before the storm clouds appear on the horizon. The same can also be said about our investment portfolios. Careful planning and fine-tuning can be especially important as we seek to preserve and grow our investment portfolios during periods of economic uncertainty – particularly as we consider the effects of higher inflation, slower economic growth and geopolitical concerns such as Russia’s war with Ukraine.

None of us has the ability to foresee the future – not even the Oracle of Omaha. To help your investment portfolio weather storms over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to better manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. Through careful planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

American Beacon SSI Alternative Income FundSM

Performance Overview

December 31, 2022 (Unaudited)

The Investor Class of the American Beacon SSI Alternative Income Fund (the “Fund”) returned 1.76% for the six-month period ending December 31, 2022, outperforming the ICE BofA US 3-Month Treasury Bill Index return of 1.31% for the same period.

Total Returns for the Period ended December 31, 2022

	Ticker	6 Months*	1 Year	3 Year	5 Year	10 Year	Inception Dates
R5 Class (1,2,4)	SSIJX	1.93%	(5.11)%	2.87%	3.15%	2.47%	5/17/2019
Y Class (1,4)	PSCIX	1.94%	(5.01)%	2.84%	3.12%	2.46%	5/25/2012
Investor Class (1,4)	PSCAX	1.76%	(5.27)%	2.59%	2.85%	2.20%	5/25/2012

ICE BofA US 3-Month Treasury Bill Index (3)		1.31%	1.45%	0.72%	1.26%	0.76%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the Investor Class of the Fund was waived from Fund inception to 2014, recovered in 2015, and waived in 2016 and 2019 through 2022. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of fees charged to the Y Class of the Fund was waived from Fund inception to 2014, recovered in 2015, and waived in 2016 and 2019 through 2022. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect.

2.

Fund performance for the five-year and ten-year periods represents the total returns achieved by the Y Class from 6/30/2012 up to 5/17/2019, the inception date of the R5 Class. Expenses of the R5 Class are lower than those of the Y Class. As a result, total returns shown may be lower than they would have been had the R5 Class been in existence since 6/30/2012. A portion of fees charged to the R5 Class of the Fund was waived from R5 Class inception (May 17, 2019) to 2022. Performance prior to waiving fees was lower than actual returns shown.

3.

ICE BofA US 3-Month Treasury Bill Index is an index of U.S. Treasury securities maturing in less than 3 months that assumes reinvestment of all income and is intended to track the daily performance of 3-month U.S. Treasury bills. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, and Investor Class shares were 1.67%, 1.77% and 2.16%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s returns for the period were generally consistent with the higher-rated segments of the high-yield bond market. Investment Grade and Government bonds produced the lowest results during the period as they were adversely affected by rising interest rates at the short end of the yield curve and narrow credit spreads. The Fund’s strategy, however, held a sufficiently low duration to mitigate the impact of rising rates and generated enough income to perform near the high-yield segments of the bond market.

After a historic bear market in the first half of 2022, positive returns from equity and fixed income markets carried over to convertibles and created a favorable backdrop for the Fund during the period. Volatility among convertible issuers was elevated, leading to profitable trading opportunities. Higher volatility also allowed the Fund’s hedged-convertible strategy to produce more income from its option positions and created trading opportunities for hedge-ratio adjustments. Overall, convertible valuations ended the period at attractive levels compared to historical trends.

The Fund’s returns were diversified across holdings with no individual position having a significant impact on performance. Financials, Information Technology, and Health Care were the largest sector exposures in the Fund and continue to offer attractive risk-adjusted returns. New purchases in the Fund were focused on convertibles with reasonable valuations, appealing yields, and significant underlying equity volatility. Overall, income remained a primary driver of return.

American Beacon SSI Alternative Income FundSM

Performance Overview

December 31, 2022 (Unaudited)

The Fund seeks to offer positive absolute returns regardless of the market environment by purchasing convertible bonds and convertible preferred stocks and hedging the underlying equity exposure. The sources of return include coupon income from the long convertible positions, interest income from the short positions, capital gains from convertibles moving toward fair value, and net capital gains from hedge ratio trading profits created by stock price volatility. This team-based process has remained consistent since the strategy’s inception.

Top Ten Holdings (% Net Assets)
MFA Financial, Inc., 6.250%, Due 6/15/2024		2.1
Apollo Commercial Real Estate Finance, Inc., 5.375%, Due 10/15/2023		1.9
PennyMac Corp., 5.500%, Due 11/1/2024		1.8
Cowen, Inc., 5.625%, Series A		1.3
Exact Sciences Corp., 0.375%, Due 3/15/2027		1.3
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051		1.3
Magnite, Inc., 0.250%, Due 3/15/2026		1.3
ProShares Short 20+ Year Treasury		1.3
Redwood Trust, Inc., 5.625%, Due 7/15/2024		1.3
Two Harbors Investment Corp., 6.250%, Due 1/15/2026		1.3

Total Fund Holdings	121

Sector Allocation (% Equities)
Mortgage Real Estate Investment Trusts (REITs)		32.3
Exchange-Traded Instruments		11.8
Diversified Financial Services		11.7
Capital Markets		11.3
Construction & Engineering		9.3
Equity Real Estate Investment Trusts (REITs)		7.1
Chemicals		6.9
Software		6.5
Machinery		3.1

Industry Allocation (% Fixed-Income)
REITS		20.1
Software		16.5
Internet		10.9
Diversified Financial Services		7.0
Commercial Services		4.5
Biotechnology		4.2
Health Care - Products		3.6
Pharmaceuticals		3.0
Oil & Gas		2.9
Leisure Time		2.8
Transportation		2.7
Telecommunications		2.6
Retail		2.5
Energy - Alternate Sources		2.2
Media		2.0
Computers		1.9
Semiconductors		1.9
Cosmetics/Personal Care		1.3
Trucking & Leasing		1.3
Electric		1.2
Airlines		1.1
Real Estate		1.0
Aerospace/Defense		0.7
Lodging		0.6
Electronics		0.5
Entertainment		0.5
Home Builders		0.5

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2022 (Unaudited)

The Investor Class of the American Beacon TwentyFour Strategic Income Fund (the “Fund”) returned 1.09% for the six-month period ended December 31, 2022, underperforming the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index return of 1.21% and outperforming the Bloomberg Global-Aggregate Index (the “Index”) return of -2.38%.

Total Returns for the Period ended December 31, 2022

	Ticker	6 Months*	1 Year	3 Year	5 Year	Since Inception 04/03/2017	Inception Dates
R5 Class (1,5)	TFGIX	1.26%	(12.32)%	(0.98)%	1.50%	2.46%	4/03/2017
Y Class (1,5)	TFGYX	1.26%	(12.45)%	(1.05)%	1.44%	2.39%	4/03/2017
Investor Class (1,5)	TFGPX	1.09%	(12.64)%	(1.35)%	1.14%	2.08%	4/03/2017
A Class without Sales Charge (1,2,5)	TFSAX	1.13%	(12.64)%	(1.29)%	1.23%	2.22%	10/29/2018
A Class with Sales Charge (1,2,5)	TFSAX	(2.64)%	(15.88)%	(2.54)%	0.46%	1.54%	10/29/2018
C Class without Sales Charge (1,3,5)	TFGCX	0.67%	(13.37)%	(2.08)%	0.58%	1.64%	10/29/2018
C Class with Sales Charge (1,3,5)	TFGCX	(0.33)%	(14.37)%	(2.08)%	0.58%	1.64%	10/29/2018

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (4)		1.21%	1.20%	0.82%	1.42%	1.39%
Bloomberg Global-Aggregate Total Return Index (Hedged to USD) (4)		(2.38)%	(11.22)%	(2.59)%	0.36%	0.75%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

Fund performance for the five-year and since inception periods represents the total returns achieved by the R5 Class from 4/3/2017 up to 10/29/2018, the inception date of the A Class. Expenses of the A Class are higher than those of the R5 Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/3/2017. A Class shares have a maximum sales charge of 3.75%.

3.

Fund performance for the five-year and since inception periods represents the total returns achieved by the R5 Class from 4/03/2017 up to 10/29/2018, the inception date of the C Class. Expenses of the C Class are higher than those of the R5 Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/03/2017. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

4.

The ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (at a yield equal to the current day fixing rate) and rolled into a new instrument. The Bloomberg Global Aggregate Index tracks the performance of global investment-grade debt, including treasury, government- related, corporate and securitized fixed-rate bonds, denominated in local currencies from developed and emerging markets issuers and hedged back to U.S. Dollars (USD). Securities must have at least one year until final maturity, or average life as applicable, and must meet minimum issue size criteria. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 0.88%, 0.93%, 1.22%, 1.14%, and 1.90%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The major theme for the portfolio during the period was liquidity as the portfolio managers raised their liquidity targets substantially to ensure maximum flexibility in volatile times. The team also conducted bottom-up relative value switches as primary markets remained subdued, with a typical slowdown in new issuance in July and August followed by unfriendly market conditions for much of September.

Collateralized loan obligations (“CLOs”) and high yield bonds were the top contributors to the Fund’s performance as credit spreads narrowed, while government and emerging market debt were the largest detractors as yields rose. The Fund also benefited from holdings in various asset-backed and securitized sectors due to their low durations. Positions denominated in local currencies in the United Kingdom and Europe continued to be hedged back to the United States (“U.S.”) dollar. The Fund outperformed following the overdue recovery in higher beta

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2022 (Unaudited)

assets, such as subordinated financials and CLOs, though this is in the context of negative full-year performance for 2022 amid one of the worst years for fixed income in memory. In late-2022, the team looked to increase the duration of the government exposures by adding 10-year U.S. Treasuries when yields rose to help balance the portfolio as the economic cycle progressed.

Liquidity levels were kept elevated in the Fund through period end as the chance of volatility continuing into 2023 remained high. In a welcomed development, European primary markets reopened toward the end of October and remained strong until mid-December when supply typically slows down and liquidity dries up into year end. The team participated in some very attractive new issues and continued to conduct relative value switches as markets moved. Despite its lower duration, the Fund held a gross yield of approximately 12.8% at period end.

The sub-advisor’s investment process incorporates top-down asset allocation and duration management with rigorous bottom-up credit analysis in a highly flexible approach that seeks to take advantage of prevailing market conditions. This team-based process has remained consistent since the Fund’s inception.

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes, 1.875%, Due 2/15/2032		4.7
U.S. Treasury Notes, 2.875%, Due 5/15/2032		4.0
Nationwide Building Society, 10.250%, Due 12/31/2049, Series CCDS		2.0
Phoenix Group Holdings PLC, 5.750%, Due 12/31/2049, (5 yr. U.K. Government Bond + 4.169%)		1.9
UniCredit SpA, 8.000%, Due 6/3/2024, (5 yr. USD Swap + 5.180%)		1.9
Banco de Sabadell SA, 5.750%, Due 3/15/2026, (5 yr. EUR Swap + 6.198%)		1.8
HSBC Holdings PLC, 5.875%, Due 9/28/2026, (5 yr. GBP OIS Swap + 4.276%)		1.6
Voya Euro CLO IV DAC, 7.538%, Due 10/15/2034, 4A ER, (3 mo. EUR EURIBOR + 6.160%)		1.6
Barclays PLC, 6.375%, Due 12/15/2025, (5 yr. U.K. Government Bond + 6.016%)		1.5
Pension Insurance Corp. PLC, 7.375%, Due 7/25/2029, (5 yr. U.K. Government Bond + 6.658%)		1.4

Total Fund Holdings	145

Industry Allocation (% Fixed Income)
Banks		22.8
Asset-Backed Obligations		18.2
Insurance		11.7
U.S. Treasury Obligations		9.0
Diversified Financial Services		6.4
Pipelines		4.5
Telecommunications		3.9
Commercial Services		2.7
Auto Parts & Equipment		2.1
Savings & Loans		2.0
Airlines		1.8
Transportation		1.5
Oil & Gas		1.4
Real Estate		1.4
Water		1.3
Pharmaceuticals		1.1
Food		1.0
Chemicals		0.9
Home Builders		0.9
Lodging		0.8
Retail		0.8
Media		0.6
Auto Manufacturers		0.5
Distribution/Wholesale		0.5
Trucking & Leasing		0.5
Leisure Time		0.4
Advertising		0.3
Aerospace/Defense		0.3
Building Materials		0.3
Agriculture		0.2
Electric		0.2

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2022 (Unaudited)

Country Allocation (% Investments)
United States	23.6
United Kingdom	22.3
Ireland	14.5
Spain	6.5
Netherlands	6.4
Italy	4.6
France	3.9
Switzerland	3.0
Mexico	2.6
Germany	2.5
Cayman Islands	1.9
Austria	1.7
Australia	1.0
Chile	0.8
China/Hong Kong	0.8
Sweden	0.7
Canada	0.6
Romania	0.6
Brazil	0.5
India	0.5
Republic of Mauritius	0.3
United Arab Emirates	0.3
Belgium	0.2
Ukraine	0.2

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Performance Overview

December 31, 2022 (Unaudited)

The Y Class of the American Beacon TwentyFour Sustainable Short Term Bond Fund (the “Fund”) returned 0.97% for the six-month period ended December 31, 2022, while the ICE BofA 1-3 Year US Corporate Index (the “Index”) returned 0.09% for the same period.

Total Returns for the Period ended December 31, 2022

	Ticker	6 Months*	1 Year	Since Inception 02/19/2020	Inception Dates
Y Class (1,5)	TFBYX	0.97%	(3.86)%	(0.18)%	2/19/2020
A Class without Sales Charge (1,2,5)	TFBAX	0.75%	(4.09)%	(0.48)%	2/19/2020
A Class with Sales Charge (1,2,5)	TFBAX	(1.80)%	(6.48)%	(1.37)%	2/19/2020
C Class without Sales Charge (1,3,5)	TFBCX	0.43%	(4.77)%	(1.23)%	2/19/2020
C Class with Sales Charge (1,3,5)	TFBCX	0.57%	(5.77)%	(1.23)%	2/19/2020
R6 Class (1,5)	TFBRX	0.94%	(3.76)%	(0.08)%	2/19/2020

ICE BofA 1-3 Year US Corporate Index(4)		0.09%	(4.05)%	(0.25)%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.	A Class shares have a maximum sales charge of 2.50%.

3.	The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

4.

The ICE BofA 1-3 Year US Corporate Index is an unmanaged index that tracks the performance of the U.S. dollar-denominated investment-grade public debt issued in the U.S. domestic bond market. Qualifying bonds must have at least one year but less than three years remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $150 million. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Y, A, C, and R6 Class shares were 2.24%, 3.13%, 3.78%, and 2.38%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

During the period, the subadvisor lowered the beta profile of the Fund against the background of higher inflation by reducing its duration from 1.54 years to 1.35 years. Most of the sectors in the Fund contributed positively to performance, with only subordinated bank debt and certain securitized allocations reporting negative results.

Credit spreads initially narrowed during the period, but that benefit was ultimately eclipsed by rising yields and the risk-off tone that took over. The subadvisor slightly reduced the Fund’s corporate exposure anticipating potential further downside as markets expected a deluge of primary supply. Corporates experienced the most volatility, but with reduced exposure, the impact on the Fund was not as negative as it could have been. By period end, most sectors in the Fund reported positive results, with high yield corporates and financials leading the way. Energy holdings also improved as oil prices stabilized. The Fund ended with a gross yield of 6.9%, which was much higher than it had been in recent years, and its weighted-average credit quality was investment grade. All currency exposures continued to be hedged back to the U.S. dollar.

While the credit markets were still under slight pressure at period end, the Fund ended with a beta modestly lower than that of the Index and was well positioned to invest opportunistically as markets allow.

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Performance Overview

December 31, 2022 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes, 2.500%, Due 5/31/2024		4.9
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024		1.9
Citigroup, Inc., 2.750%, Due 1/24/2024		1.8
London Power Networks PLC, 5.125%, Due 3/31/2023		1.7
Tower Bridge Funding PLC, 5.101%, Due 7/21/2064, 2021 1 D, (SONIA + 2.150%)		1.7
Castell PLC, 4.282%, Due 11/25/2053, 2021 1 A, (SONIA + 0.850%)		1.6
GSK Consumer Healthcare Capital U.S. LLC, 3.024%, Due 3/24/2024		1.6
National Grid Electricity Distribution PLC, 3.625%, Due 11/6/2023		1.6
RL Finance Bonds PLC, 6.125%, Due 11/30/2043, (5 yr. U.K. Government Bond + 4.321%)		1.6
Scottish Widows Ltd., 5.500%, Due 6/16/2023		1.6

Total Fund Holdings	82

Sector Allocation (% Fixed Income)
Financial		53.8
Utilities		10.1
Collateralized Mortgage Obligations		7.8
Communications		7.2
Consumer, Non-Cyclical		5.4
U.S. Treasury Obligations		5.2
Consumer, Cyclical		3.3
Industrial		3.3
Technology		3.0
Foreign Sovereign Obligations		0.9

Industry Allocation (% Fixed Income)
Banks		24.6
Insurance		21.2
Electric		9.3
Collateralized Mortgage Obligations		7.9
Telecommunications		6.9
Savings & Loans		5.3
U.S. Treasury Obligations		5.2
Software		3.0
Distribution/Wholesale		1.9
Cosmetics/Personal Care		1.7
Miscellaneous Manufacturing		1.7
Transportation		1.6
Entertainment		1.4
Food		1.2
Diversified Financial Services		1.1
Commercial Services		1.0
Health Care—Services		1.0
Foreign Sovereign Obligations		0.9
Gas		0.8
Real Estate		0.8
REITS		0.8
Pharmaceuticals		0.4
Media		0.3

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Performance Overview

December 31, 2022 (Unaudited)

Country Allocation (% Investments)
United Kingdom	53.2
United States	21.0
France	7.9
Netherlands	5.0
Spain	2.3
Belgium	1.5
Denmark	1.5
Australia	1.4
Italy	1.4
Japan	1.4
Switzerland	1.4
Germany	1.2
Sweden	0.8

American Beacon FundsSM

Expense Examples

December 31, 2022 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2022 through December 31, 2022.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

December 31, 2022 (Unaudited)

American Beacon SSI Alternative Income Fund

	Beginning Account Value 7/1/2022	Ending Account Value 12/31/2022	Expenses Paid During Period 7/1/2022-12/31/2022*
R5 Class
Actual	$1,000.00	$1,019.30	$9.57
Hypothetical**	$1,000.00	$1,015.73	$9.55
Y Class
Actual	$1,000.00	$1,019.40	$9.98
Hypothetical**	$1,000.00	$1,015.33	$9.96
Investor Class
Actual	$1,000.00	$1,017.60	$11.24
Hypothetical**	$1,000.00	$1,014.07	$11.22

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.88%, 1.96%, and 2.21% for the R5, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon TwentyFour Strategic Income Fund

	Beginning Account Value 7/1/2022	Ending Account Value 12/31/2022	Expenses Paid During Period 7/1/2022-12/31/2022*
R5 Class
Actual	$1,000.00	$1,014.80	$3.66
Hypothetical**	$1,000.00	$1,021.58	$3.67
Y Class
Actual	$1,000.00	$1,013.80	$4.06
Hypothetical**	$1,000.00	$1,021.17	$4.08
Investor Class
Actual	$1,000.00	$1,012.00	$5.53
Hypothetical**	$1,000.00	$1,019.71	$5.55
A Class
Actual	$1,000.00	$1,012.50	$5.07
Hypothetical**	$1,000.00	$1,020.16	$5.09
C Class
Actual	$1,000.00	$1,007.90	$9.11
Hypothetical**	$1,000.00	$1,016.13	$9.15

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.72%, 0.80%, 1.09%, 1.00%, and 1.80% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon TwentyFour Sustainable Short Term Bond Fund

	Beginning Account Value 7/1/2022	Ending Account Value 12/31/2022	Expenses Paid During Period 7/1/2022-12/31/2022*
Y Class
Actual	$1,000.00	$1,009.70	$2.89
Hypothetical**	$1,000.00	$1,022.33	$2.91
A Class
Actual	$1,000.00	$1,007.50	$4.40
Hypothetical**	$1,000.00	$1,020.82	$4.43
C Class
Actual	$1,000.00	$1,004.30	$8.18
Hypothetical**	$1,000.00	$1,017.04	$8.24
R6 Class
Actual	$1,000.00	$1,009.40	$2.38
Hypothetical**	$1,000.00	$1,022.84	$2.40

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.57%, 0.87%, 1.62%, and 0.47% for the Y, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Fair Value

SECURITIES HELD LONG - 96.98%

CONVERTIBLE PREFERRED STOCKS - 6.34%

Financials - 1.90%

Capital Markets - 1.28%
Cowen, Inc., Series AA	930	$1,418,901

Diversified Financial Services - 0.62%
Ready Capital Corp., 7.000%, Due 08/15/2023	27,721	688,313

Total Financials		2,107,214

Industrials - 1.41%

Construction & Engineering - 1.05%
Fluor Corp.A B	710	1,166,864

Machinery - 0.36%
RBC Bearings, Inc., Series A, 5.000%, Due 10/15/2024	3,847	395,586

Total Industrials		1,562,450

Information Technology - 0.74%

Software - 0.74%
NCR Corp., Series A, 5.500%, PIK (In-kind rate 5.500%)A	767	823,605

Materials - 0.78%

Chemicals - 0.78%
Lyondellbasell Advanced Polymers, Inc.A	1,026	872,100

Real Estate - 1.51%

Diversified Financial Services - 0.71%
AMG Capital Trust II, 5.150%, Due 10/15/2037B	15,520	787,795

Equity Real Estate Investment Trusts (REITs) - 0.80%
New York Community Capital Trust V, 6.000%, Due 11/1/2051	20,409	895,685

Total Real Estate		1,683,480

Total Convertible Preferred Stocks (Cost $6,860,895)		7,048,849

PREFERRED STOCKS - 3.67%

Financials - 3.67%

Mortgage Real Estate Investment Trusts (REITs) - 3.67%
AGNC Investment Corp., Series F, 6.125%, (3 mo. USD LIBOR + 4.697%)A C	25,036	482,694
Arbor Realty Trust, Inc., Series F, 6.250%, (SOFR + 5.440%)A C	42,020	758,881
Chimera Investment Corp., Series B, 8.000%, (3 mo. USD LIBOR + 5.791%)A C	28,077	556,205
Granite Point Mortgage Trust, Inc., Series A, 7.000%, (SOFR + 5.830%)A C	33,087	567,773
MFA Financial, Inc., Series C, 6.5000%, (3 mo. USD LIBOR + 5.345%)A C	39,169	689,375
New York Mortgage Trust, Inc., Series F, 6.875%, (SOFR + 6.130%)A C	23,304	385,215
Rithm Capital Corp., Series C, 6.375%, (3 mo. USD LIBOR + 4.969%)A C	36,984	636,125

		4,076,268

Total Financials		4,076,268

Total Preferred Stocks (Cost $5,500,896)		4,076,268

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 96.98% (continued)

CORPORATE OBLIGATIONS - 0.32% (Cost $396,000)

Consumer, Cyclical - 0.32%

Leisure Time - 0.32%
Carnival Corp., 5.750%, Due 12/1/2027B D	$396,000	$353,628

		353,628

CONVERTIBLE OBLIGATIONS - 80.08%

Communications - 11.50%

Internet - 8.20%
Etsy, Inc., 0.250%, Due 6/15/2028B	904,000	771,835
Groupon, Inc., 1.125%, Due 3/15/2026B	880,000	506,000
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051B D E	2,075,000	1,487,775
Magnite, Inc., 0.250%, Due 3/15/2026B	1,949,000	1,494,688
Perficient, Inc., 0.125%, Due 11/15/2026B	1,607,000	1,241,408
Snap, Inc., Due 5/1/2027B F	1,194,000	834,009
Upwork, Inc., 0.250%, Due 8/15/2026B	1,640,000	1,229,769
Ziff Davis, Inc., 1.750%, Due 11/1/2026B D	994,000	991,018
Zillow Group, Inc., 2.750%, Due 5/15/2025B	584,000	555,384

		9,111,886

Media - 1.65%
Cable One, Inc., 1.125%, Due 3/15/2028B	1,432,000	1,063,976
DISH Network Corp., Due 12/15/2025B F	1,211,000	772,618

		1,836,594

Telecommunications - 1.65%
DigitalBridge Group, Inc., 5.000%, Due 4/15/2023	746,000	734,810
Infinera Corp., 2.125%, Due 9/1/2024B	1,125,000	1,101,375

		1,836,185

Total Communications		12,784,665

Consumer, Cyclical - 6.35%

Airlines - 0.91%
JetBlue Airways Corp., 0.500%, Due 4/1/2026B	662,000	482,649
Spirit Airlines, Inc., 1.000%, Due 5/15/2026B	653,000	525,665

		1,008,314

Entertainment - 0.38%
Marriott Vacations Worldwide Corp., 3.250%, Due 12/15/2027B D	424,000	418,700

Home Builders - 0.45%
Winnebago Industries, Inc., 1.500%, Due 4/1/2025B	477,000	500,254

Leisure Time - 2.03%
NCL Corp. Ltd., 2.500%, Due 2/15/2027B D	1,657,000	1,188,897
Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025B D	256,000	321,536
Topgolf Callaway Brands Corp., 2.750%, Due 5/1/2026B	572,000	743,958

		2,254,391

Lodging - 0.49%
Marcus Corp., 5.000%, Due 9/15/2025B D	375,000	547,734

Retail - 2.09%
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026B	1,411,000	1,156,138
Patrick Industries, Inc.,
1.000%, Due 2/1/2023	521,000	516,103
1.750%, Due 12/1/2028B D	803,000	650,430

		2,322,671

Total Consumer, Cyclical		7,052,064

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 96.98% (continued)

CONVERTIBLE OBLIGATIONS - 80.08% (continued)
Consumer, Non-Cyclical - 13.68%

Biotechnology - 3.51%
Halozyme Therapeutics, Inc., 0.250%, Due 3/1/2027B	$1,263,000	$1,222,742
Innoviva, Inc., 2.125%, Due 1/15/2023	1,113,000	1,111,664
Insmed, Inc., 0.750%, Due 6/1/2028B	1,082,000	892,650
Ligand Pharmaceuticals, Inc., 0.750%, Due 5/15/2023B	695,000	676,322

		3,903,378

Commercial Services - 3.68%
Chegg, Inc., Due 9/1/2026B F	1,743,000	1,367,209
i3 Verticals LLC, 1.000%, Due 2/15/2025B	968,000	868,780
Sabre Global, Inc., 4.000%, Due 4/15/2025B	704,000	754,618
Stride, Inc., 1.125%, Due 9/1/2027B	1,233,000	1,098,110

		4,088,717

Cosemetics/Personal Care - 1.07%
Beauty Health Co., 1.250%, Due 10/1/2026B D	1,570,000	1,186,920

Health Care - Products - 2.97%
CONMED Corp., 2.250%, Due 6/15/2027B D	605,000	551,155
Exact Sciences Corp., 0.375%, Due 3/15/2027B	1,723,000	1,421,475
Haemonetics Corp., Due 3/1/2026B F	1,307,000	1,079,974
Lantheus Holdings, Inc., 2.625%, Due 12/15/2027B D	254,000	255,753

		3,308,357

Pharmaceuticals - 2.45%
Coherus Biosciences, Inc., 1.500%, Due 4/15/2026B	1,110,000	724,275
Herbalife Nutrition Ltd., 2.625%, Due 3/15/2024B	1,197,000	1,103,634
Jazz Investments I Ltd., 1.500%, Due 8/15/2024B	907,000	892,828

		2,720,737

Total Consumer, Non-Cyclical		15,208,109

Energy - 4.19%

Energy - Alternate Sources - 1.78%
Array Technologies, Inc., 1.000%, Due 12/1/2028B	988,000	1,004,302
Sunnova Energy International, Inc.,
0.250%, Due 12/1/2026B	880,000	680,680
2.625%, Due 2/15/2028D	367,000	296,352

		1,981,334

Oil & Gas - 2.41%
Helix Energy Solutions Group, Inc., 6.750%, Due 2/15/2026B	588,000	812,391
Permian Resources Operating LLC, 3.250%, Due 4/1/2028B	561,000	947,249
Pioneer Natural Resources Co., 0.250%, Due 5/15/2025B	393,000	916,476

		2,676,116

Total Energy		4,657,450

Financial - 22.81%

Diversified Financial Services - 5.30%
EZCORP, Inc., 3.750%, Due 12/15/2029B D	424,000	410,220
LendingTree, Inc., 0.500%, Due 7/15/2025B	1,805,000	1,313,318
PRA Group, Inc., 3.500%, Due 6/1/2023B	1,011,000	995,329
SoFi Technologies, Inc., Due 10/15/2026B D F	1,657,000	1,134,216
Upstart Holdings, Inc., 0.250%, Due 8/15/2026B	1,745,000	916,125
WisdomTree, Inc.,
4.250%, Due 6/15/2023B	898,000	920,450
3.250%, Due 6/15/2026	219,000	202,685

		5,892,343

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 96.98% (continued)

CONVERTIBLE OBLIGATIONS - 80.08% (continued)

Financial - 22.81% (continued)

Real Estate - 0.83%
Realogy Group LLC/Realogy Co.-Issuer Corp., 0.250%, Due 6/15/2026B	$1,319,000	$921,981

REITS - 16.68%
Apollo Commercial Real Estate Finance, Inc., 5.375%, Due 10/15/2023B	2,213,000	2,152,142
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025D	1,357,000	1,341,395
Blackstone Mortgage Trust, Inc., 4.750%, Due 3/15/2023	1,310,000	1,284,619
Granite Point Mortgage Trust, Inc., 6.375%, Due 10/1/2023	1,320,000	1,272,480
KKR Real Estate Finance Trust, Inc., 6.125%, Due 5/15/2023	1,349,000	1,323,935
MFA Financial, Inc., 6.250%, Due 6/15/2024	2,594,000	2,321,630
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026B	1,235,000	1,015,788
PennyMac Corp.,
5.500%, Due 11/1/2024	2,181,000	1,946,542
5.500%, Due 3/15/2026	827,000	669,353
Redwood Trust, Inc.,
4.750%, Due 8/15/2023	316,000	308,100
5.625%, Due 7/15/2024B	1,652,000	1,495,060
RWT Holdings, Inc., 5.750%, Due 10/1/2025	719,000	603,061
Starwood Property Trust, Inc., 4.375%, Due 4/1/2023E	522,000	506,014
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026B	973,000	830,942
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1,712,000	1,460,651

		18,531,712

Total Financial		25,346,036

Industrial - 3.81%

Aerospace/Defense - 0.60%
Kaman Corp., 3.250%, Due 5/1/2024B	719,000	668,311

Electronics - 0.40%
Mesa Laboratories, Inc., 1.375%, Due 8/15/2025B	497,000	446,306

Transportation - 1.70%
Air Transport Services Group, Inc., 1.125%, Due 10/15/2024B	903,000	935,779
CryoPort, Inc., 0.750%, Due 12/1/2026B D	1,298,000	951,564

		1,887,343

Trucking & Leasing - 1.11%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028B	1,399,000	1,233,218

Total Industrial		4,235,178

Technology - 16.74%

Computers - 1.53%
Lumentum Holdings, Inc., 0.500%, Due 12/15/2026B	639,000	547,943
Mitek Systems, Inc., 0.750%, Due 2/1/2026B	700,000	574,000
Western Digital Corp., 1.500%, Due 2/1/2024	609,000	580,072

		1,702,015

Semiconductors - 1.59%
Impinj, Inc., 1.125%, Due 5/15/2027B	396,000	475,200
MACOM Technology Solutions Holdings, Inc., 0.250%, Due 3/15/2026B	735,000	727,283
Semtech Corp., 1.625%, Due 11/1/2027B D	550,000	562,375

		1,764,858

Software - 13.62%
8x8, Inc., 0.500%, Due 2/1/2024B	1,084,000	986,430
Bandwidth, Inc., 0.500%, Due 4/1/2028B	1,254,000	779,863
Bentley Systems, Inc., 0.375%, Due 7/1/2027B	1,165,000	948,310
BigCommerce Holdings, Inc., 0.250%, Due 10/1/2026B	1,414,000	1,003,940
Blackline, Inc., Due 3/15/2026B F	1,065,000	907,247
Ceridian HCM Holding, Inc., 0.250%, Due 3/15/2026B	1,145,000	1,003,592
Envestnet, Inc.,
0.750%, Due 8/15/2025B	1,164,000	1,050,510

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 96.98% (continued)

CONVERTIBLE OBLIGATIONS - 80.08% (continued)

Technology - 16.74% (continued)

Software - 13.62% (continued)
2.625%, Due 12/1/2027D	$593,000	$636,289
Everbridge, Inc., 0.125%, Due 12/15/2024B	554,000	499,302
Five9, Inc., 0.500%, Due 6/1/2025B	348,000	318,768
LivePerson, Inc., Due 12/15/2026B F	1,313,000	936,300
New Relic, Inc., 0.500%, Due 5/1/2023B	698,000	682,644
NextGen Healthcare, Inc., 3.750%, Due 11/15/2027B D	397,000	412,978
Progress Software Corp., 1.000%, Due 4/15/2026B	1,186,000	1,212,092
RingCentral, Inc., Due 3/1/2025B F	1,319,000	1,132,691
Splunk, Inc., 1.125%, Due 6/15/2027B	948,000	799,922
Verint Systems, Inc., 0.250%, Due 4/15/2026B	1,330,000	1,157,100
Workiva, Inc., 1.125%, Due 8/15/2026B	542,000	668,286

		15,136,264

Total Technology		18,603,137

Utilities - 1.00%

Electric - 1.00%
NRG Energy, Inc., 2.750%, Due 6/1/2048B E	1,123,000	1,110,085

Total Convertible Obligations (Cost $99,254,976)		88,996,724

FOREIGN CONVERTIBLE OBLIGATIONS - 2.37%

Communications - 1.30%

Internet - 0.79%
JOYY, Inc., 0.750%, Due 6/15/2025	594,000	567,270
Pinduoduo, Inc., Due 12/1/2025F	339,000	314,423

		881,693

Telecommunications - 0.51%
GDS Holdings Ltd., 2.000%, Due 6/1/2025	594,000	567,641

Total Communications		1,449,334

Financial - 0.51%

Financial Services - 0.51%
Encore Capital Europe Finance Ltd., 4.500%, Due 9/1/2023B	480,000	565,920

Industrial - 0.56%

Transportation - 0.56%
SFL Corp. Ltd., 4.875%, Due 5/1/2023B	643,000	623,388

Total Foreign Convertible Obligations (Cost $2,585,146)		2,638,642

	Shares

EXCHANGE-TRADED INSTRUMENTS - 1.34% (Cost $1,334,545)

Exchange-Traded Funds - 1.34%
ProShares Short 20+ Year Treasury	65,461	1,484,655

SHORT-TERM INVESTMENTS - 2.86% (Cost $3,177,163)

Investment Companies - 2.86%
American Beacon U.S. Government Money Market Select Fund, 4.17% G H	3,177,163	3,177,163

Total Securities Held Long (Cost $119,109,621)		107,775,929

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (18.85%)

COMMON STOCKS - (18.85%)

Communication Services - (1.25%)

Diversified Telecommunication Services - (0.04%)
Bandwidth, Inc., Class AI	(1,755)	$(40,277)

Entertainment - (0.39%)
Marcus Corp.	(29,850)	(429,542)

Interactive Media & Services - (0.54%)
Snap, Inc., Class AI	(3,343)	(29,920)
TripAdvisor, Inc.I	(7,206)	(129,564)
Ziff Davis, Inc.I	(5,606)	(443,434)

		(602,918)

Media - (0.28%)
Cable One, Inc.	(153)	(108,915)
DISH Network Corp., Class AI	(11,849)	(166,360)
Magnite, Inc.I	(3,595)	(38,071)

		(313,346)

Total Communication Services		(1,386,083)

Consumer Discretionary - (2.49%)

Auto Components - (0.24%)
Patrick Industries, Inc.	(4,417)	(267,670)

Automobiles - (0.23%)
Winnebago Industries, Inc.	(4,865)	(256,385)

Diversified Consumer Services - (0.47%)
Chegg, Inc.I	(3,242)	(81,926)
Stride, Inc.I	(14,015)	(438,389)

		(520,315)

Hotels, Restaurants & Leisure - (0.89%)
Carnival Corp.I	(17,741)	(142,992)
Cheesecake Factory, Inc.	(6,397)	(202,849)
Marriott Vacations Worldwide Corp.	(1,108)	(149,126)
Norwegian Cruise Line Holdings Ltd.I	(23,987)	(293,601)
Royal Caribbean Cruises Ltd.I	(4,020)	(198,709)

		(987,277)

Internet & Direct Marketing Retail - (0.22%)
Etsy, Inc.I	(1,880)	(225,186)
Groupon, Inc.I	(2,603)	(22,334)

		(247,520)

Leisure Products - (0.44%)
Topgolf Callaway Brands Corp.I	(24,458)	(483,046)

Total Consumer Discretionary		(2,762,213)

Consumer Staples - (0.15%)

Personal Products - (0.15%)
Beauty Health Co.I	(18,798)	(171,062)

Energy - (1.82%)

Energy Equipment & Services - (0.37%)
Helix Energy Solutions Group, Inc.I	(54,801)	(404,431)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (18.85%) (continued)

COMMON STOCKS - (18.85%) (continued)

Energy - (1.82%) (continued)

Oil, Gas & Consumable Fuels - (1.45%)
Permian Resources Corp.	(75,937)	$(713,808)
Pioneer Natural Resources Co.	(3,624)	(827,685)
SFL Corp. Ltd.	(7,802)	(71,935)

		(1,613,428)

Total Energy		(2,017,859)

Financials - (2.20%)

Capital Markets - (1.59%)
Affiliated Managers Group, Inc.	(797)	(126,269)
Cowen, Inc., Class A	(34,024)	(1,314,007)
WisdomTree, Inc.	(60,528)	(329,877)

		(1,770,153)

Consumer Finance - (0.61%)
Encore Capital Group, Inc.I	(7,584)	(363,577)
EZCORP, Inc., Class AI	(10,038)	(81,810)
LendingTree, Inc.I	(180)	(3,839)
PRA Group, Inc.I	(2,186)	(73,843)
SoFi Technologies, Inc.I	(29,195)	(134,589)
Upstart Holdings, Inc.I	(1,473)	(19,473)

		(677,131)

Total Financials		(2,447,284)

Health Care - (2.16%)

Biotechnology - (1.30%)
Coherus Biosciences, Inc.I	(25,900)	(205,128)
Exact Sciences Corp.I	(5,863)	(290,277)
Halozyme Therapeutics, Inc.I	(8,772)	(499,127)
Insmed, Inc.I	(22,310)	(445,754)

		(1,440,286)

Health Care Equipment & Supplies - (0.50%)
CONMED Corp.	(2,016)	(178,698)
Haemonetics Corp.I	(2,231)	(175,468)
Lantheus Holdings, Inc.I	(1,736)	(88,467)
Mesa Laboratories, Inc.	(663)	(110,197)

		(552,830)

Health Care Technology - (0.17%)
NextGen Healthcare, Inc.I	(9,925)	(186,392)

Life Sciences Tools & Services - (0.02%)
CryoPort, Inc.I	(1,637)	(28,402)

Pharmaceuticals - (0.17%)
Jazz Pharmaceuticals PLCI	(1,129)	(179,861)
Ligand Pharmaceuticals, Inc.I	(139)	(9,285)

		(189,146)

Total Health Care		(2,397,056)

Industrials - (2.68%)

Aerospace & Defense - (0.01%)
Kaman Corp.	(554)	(12,354)

Air Freight & Logistics - (0.36%)
Air Transport Services Group, Inc.I	(15,578)	(404,717)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (18.85%) (continued)

COMMON STOCKS - (18.85%) (continued)

Industrials - (2.68%) (continued)

Airlines - (0.13%)
JetBlue Airways Corp.I	(6,620)	$(42,897)
Spirit Airlines, Inc.I	(5,343)	(104,082)

		(146,979)

Construction & Engineering - (0.90%)
Fluor Corp.I	(28,732)	(995,851)

Electrical Equipment - (0.57%)
Array Technologies, Inc.I	(32,934)	(636,614)

Machinery - (0.65%)
Greenbrier Cos., Inc.	(12,612)	(422,881)
RBC Bearings, Inc.I	(1,421)	(297,486)

		(720,367)

Professional Services - (0.06%)
Upwork, Inc.I	(6,273)	(65,490)

Total Industrials		(2,982,372)

Information Technology - (4.63%)

Communications Equipment - (0.38%)
Infinera Corp.I	(39,900)	(268,926)
Lumentum Holdings, Inc.I	(2,886)	(150,562)

		(419,488)

IT Services - (0.67%)
BigCommerce Holdings, Inc., Series 1I	(3,888)	(33,981)
I3 Verticals, Inc., Class AI	(8,303)	(202,095)
Perficient, Inc.I	(2,918)	(203,764)
Sabre Corp.I	(49,159)	(303,803)

		(743,643)

Semiconductors & Semiconductor Equipment - (0.77%)
Impinj, Inc.I	(2,732)	(298,280)
MACOM Technology Solutions Holdings, Inc.I	(4,851)	(305,516)
Semtech Corp.I	(8,837)	(253,533)

		(857,329)

Software - (2.81%)
8x8, Inc.I	(4,228)	(18,265)
Bentley Systems, Inc., Class B	(5,915)	(218,618)
Blackline, Inc.I	(2,130)	(143,285)
Ceridian HCM Holding, Inc.I	(3,011)	(193,156)
Envestnet, Inc.I	(8,524)	(525,931)
Everbridge, Inc.I	(480)	(14,199)
Five9, Inc.I	(905)	(61,413)
LivePerson, Inc.I	(4,366)	(44,271)
Mitek Systems, Inc.I	(15,750)	(152,618)
NCR Corp.I	(12,791)	(299,437)
New Relic, Inc.I	(244)	(13,774)
Progress Software Corp.	(12,407)	(625,933)
RingCentral, Inc., Class AI	(377)	(13,346)
Splunk, Inc.I	(1,176)	(101,242)
Verint Systems, Inc.I	(8,583)	(311,391)
Workiva, Inc.I	(4,590)	(385,422)

		(3,122,301)

Total Information Technology		(5,142,761)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (18.85%) (continued)

COMMON STOCKS - (18.85%) (continued)

Real Estate - (0.78%)

Equity Real Estate Investment Trusts (REITs) - (0.57%)
Pebblebrook Hotel Trust	(24,251)	$(324,721)
Summit Hotel Properties, Inc.	(42,812)	(309,102)

		(633,823)

Real Estate Management & Development - (0.21%)
Anywhere Real Estate, Inc.I	(21,434)	(136,963)
Zillow Group, Inc., Class CI	(3,036)	(97,790)

		(234,753)

Total Real Estate		(868,576)

Utilities - (0.69%)

Electric Utilities - (0.33%)
NRG Energy, Inc.	(11,634)	(370,194)

Independent Power & Renewable Electricity Producers - (0.36%)
Sunnova Energy International, Inc.I	(22,250)	(400,722)

Total Utilities		(770,916)

Total Common Stocks (Proceeds $(24,084,106))		(20,946,182)

Total Securities Sold Short (Proceeds $(24,084,106))		(20,946,182)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) -96.98% (Cost $119,109,621)		107,775,929
TOTAL PURCHASED OPTIONS CONTRACTS -0.29% (Premiums Paid $335,933)		323,300
TOTAL WRITTEN OPTIONS CONTRACTS -(0.09%) (Premiums Received $(109,063))		(96,460)
TOTAL SECURITIES SOLD SHORT -(18.85%) (Proceeds $(24,084,106))		(20,946,182)
OTHER ASSETS, NET OF LIABILITIES -21.67%		24,075,566

NET ASSETS -100.00%		$111,132,153

Percentages are stated as a percent of net assets.

A A type of Preferred Stock that has no maturity date.

B This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $75,378,564 or 67.83% of net assets.

C Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2022.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $13,698,935 or 12.33% of net assets. The Fund has no right to demand registration of these securities.

E Callable security.

F Zero coupon bond.

G The Fund is affiliated by having the same investment advisor.

H 7-day yield.

I Non-income producing security.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

Purchased Options Contracts Open on December 31, 2022:

Exchange-Traded Fund Options
Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - iShares 20+ Year Treasury Bond ETF	$98.00	3/17/2023	USD	1,060	106,000	$335,933	$323,300	$(12,633)

						$335,933	$323,300	$(12,633)

Written Options Contracts Open on December 31, 2022:

Exchange-Traded Fund Options
Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Put - iShares 20+ Year Treasury Bond ETF	$90.00	3/17/2023	USD	1,060	106,000	$(109,063)	$(96,460)	$12,603

						$(109,063)	$(96,460)	$12,603

Glossary:

Currency Abbreviations:
USD	United States Dollar.

Other Abbreviations:
ETF	Exchange-Traded Fund.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2022, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks	$-	$7,048,849	$-	$7,048,849
Preferred Stocks	2,364,399	1,711,869	-	4,076,268
Corporate Obligations	-	353,628	-	353,628
Convertible Obligations	-	88,996,724	-	88,996,724
Foreign Convertible Obligations	-	2,638,642	-	2,638,642
Exchange-Traded Instruments	1,484,655	-	-	1,484,655
Short-Term Investments	3,177,163	-	-	3,177,163

Total Investments in Securities - Assets	$7,026,217	$100,749,712	$-	$107,775,929

Liabilities
Common Stocks (Sold Short)	$(20,946,182)	$-	$-	$(20,946,182)

Total Investments in Securities - Liabilities	(20,946,182)	-	-	(20,946,182)

Total Investments in Securities	$(13,919,965)	$100,749,712	$-	$86,829,747

Financial Derivative Instruments - Assets
Purchased Options	$323,300	$-	$-	$323,300

Total Financial Derivative Instruments - Assets	$323,300	$-	$-	$323,300

Financial Derivative Instruments - Liabilities
Written Options	$(96,460)	$-	$-	$(96,460)

Total Financial Derivative Instruments - Liabilities	$(96,460)	$-	$-	$(96,460)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount*	Fair Value

CORPORATE OBLIGATIONS - 14.24%

Basic Materials - 0.25%

Chemicals - 0.25%
SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, Due 11/1/2026A	$265,000	$224,588

Communications - 1.42%

Telecommunications - 1.42%
Consolidated Communications, Inc.,
5.000%, Due 10/1/2028A	435,000	320,798
6.500%, Due 10/1/2028A	200,000	155,412
Lumen Technologies, Inc., 5.375%, Due 6/15/2029A	1,135,000	817,134

		1,293,344

Total Communications		1,293,344

Consumer, Cyclical - 4.04%

Airlines - 1.30%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026A	580,000	557,600
United Airlines, Inc., 4.375%, Due 4/15/2026A	675,000	625,675

		1,183,275

Auto Parts & Equipment - 2.00%
American Axle & Manufacturing, Inc., 5.000%, Due 10/1/2029	1,110,000	896,687
Clarios Global LP/Clarios U.S. Finance Co., 8.500%, Due 5/15/2027A	520,000	509,582
Titan International, Inc., 7.000%, Due 4/30/2028	445,000	420,134

		1,826,403

Lodging - 0.74%
Marriott Ownership Resorts, Inc., 4.500%, Due 6/15/2029A	810,000	671,997

Total Consumer, Cyclical		3,681,675

Consumer, Non-Cyclical - 0.75%

Commercial Services - 0.62%
NESCO Holdings II, Inc., 5.500%, Due 4/15/2029A	640,000	560,000

Pharmaceuticals - 0.13%
Owens & Minor, Inc., 6.625%, Due 4/1/2030A	140,000	120,316

Total Consumer, Non-Cyclical		680,316

Energy - 4.35%

Pipelines - 4.35%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
7.875%, Due 5/15/2026A	300,000	303,674
5.750%, Due 1/15/2028A	400,000	371,044
EnLink Midstream LLC,
5.625%, Due 1/15/2028A	424,000	403,859
5.375%, Due 6/1/2029	880,000	814,247
Hess Midstream Operations LP,
5.625%, Due 2/15/2026A	650,000	633,155
5.500%, Due 10/15/2030A	330,000	301,917
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
6.000%, Due 3/1/2027A	600,000	560,171
5.500%, Due 1/15/2028A	650,000	576,446

		3,964,513

Total Energy		3,964,513

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 14.24% (continued)

Financial - 1.31%

Diversified Financial Services - 1.31%
Burford Capital Global Finance LLC,
5.375%, Due 2/15/2026A	GBP	300,000	$324,240
6.250%, Due 4/15/2028A		$610,000	542,052
6.875%, Due 4/15/2030A		370,000	329,243

			1,195,535

Total Financial			1,195,535

Industrial - 0.82%

Aerospace/Defense - 0.31%
TransDigm, Inc., 5.500%, Due 11/15/2027		300,000	281,532

Trucking & Leasing - 0.51%
Fortress Transportation & Infrastructure Investors LLC, 5.500%, Due 5/1/2028A		550,000	469,210

Total Industrial			750,742

Utilities - 1.30%

Water - 1.30%
Solaris Midstream Holdings LLC, 7.625%, Due 4/1/2026A		1,190,000	1,183,610

Total Corporate Obligations (Cost $14,752,929)			12,974,323

FOREIGN CONVERTIBLE OBLIGATIONS - 0.23% (Cost $236,310)

Financial - 0.23%

Insurance - 0.23%
BNP Paribas Fortis SA, 4.062%, Due 12/31/2049B C D		250,000	209,693

FOREIGN CORPORATE OBLIGATIONS - 56.49%

Basic Materials - 0.62%

Chemicals - 0.62%
Lenzing AG, 5.750%, Due 9/7/2025, (5 yr. EUR Swap + 11.208%)B C D	EUR	300,000	266,077
UPL Corp. Ltd., 5.250%, Due 2/27/2025, (5 yr. CMT + 3.865%)B C D		430,000	294,980

			561,057

Total Basic Materials			561,057

Communications - 3.22%

Advertising - 0.26%
Summer BC Holdco SARL, 9.250%, Due 10/31/2027C	EUR	288,337	232,580

Media - 0.56%
RCS & RDS SA, 3.250%, Due 2/5/2028A	EUR	600,000	510,816

Telecommunications - 2.40%
Altice France SA, 5.500%, Due 1/15/2028A		200,000	156,624
Kenbourne Invest SA,
6.875%, Due 11/26/2024A		359,000	341,768
4.700%, Due 1/22/2028A		200,000	155,998
Network i2i Ltd., 3.975%, Due 3/3/2026, (5 yr. CMT + 3.390%)A B D		500,000	435,000
Sable International Finance Ltd., 5.750%, Due 9/7/2027A		261,000	240,772
TalkTalk Telecom Group Ltd., 3.875%, Due 2/20/2025C	GBP	416,000	392,224
Telefonica Europe BV, 2.880%, Due 2/24/2028, (6 yr. EUR Swap + 2.866%)B C D	EUR	300,000	259,837
Telesat Canada/Telesat LLC, 6.500%, Due 10/15/2027A		$716,000	207,104

			2,189,327

Total Communications			2,932,723

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 56.49% (continued)

Consumer, Cyclical - 3.49%

Airlines - 0.45%
International Consolidated Airlines Group SA, 3.750%, Due 3/25/2029C	EUR	500,000	$409,447

Auto Manufacturers - 0.53%
Jaguar Land Rover Automotive PLC, 4.500%, Due 7/15/2028A	EUR	600,000	485,023

Distribution/Wholesale - 0.50%
SIG PLC, 5.250%, Due 11/30/2026A	EUR	520,000	458,677

Home Builders - 0.88%
Empire Communities Corp., 7.000%, Due 12/15/2025A		300,000	271,248
Maison Finco PLC, 6.000%, Due 10/31/2027A	GBP	600,000	524,878

			796,126

Leisure Time - 0.35%
Deuce Finco PLC, 5.500%, Due 6/15/2027C	GBP	330,000	317,368

Retail - 0.78%
Punch Finance PLC,
6.125%, Due 6/30/2026A	GBP	500,000	507,759
6.125%, Due 6/30/2026C	GBP	200,000	203,104

			710,863

Total Consumer, Cyclical			3,177,504

Consumer, Non-Cyclical - 4.18%

Agriculture - 0.22%
MHP SE, 7.750%, Due 5/10/2024C		400,000	197,960

Commercial Services - 2.03%
AA Bond Co. Ltd., 6.500%, Due 1/31/2026A	GBP	800,000	769,316
La Financiere Atalian SASU,
4.000%, Due 5/15/2024C	EUR	500,000	453,068
5.125%, Due 5/15/2025C	EUR	200,000	146,211
RAC Bond Co. PLC, 5.250%, Due 11/4/2046A	GBP	500,000	476,078

			1,844,673

Food - 0.95%
Bellis Acquisition Co. PLC, 4.500%, Due 2/16/2026A	GBP	200,000	202,080
Bellis Finco PLC,
4.000%, Due 2/16/2027C	GBP	400,000	352,778
4.000%, Due 2/16/2027A	GBP	350,000	308,680

			863,538

Pharmaceuticals - 0.98%
Cheplapharm Arzneimittel GmbH, 5.500%, Due 1/15/2028A		625,000	522,625
Gruenenthal GmbH, 4.125%, Due 5/15/2028A	EUR	390,000	374,684

			897,309

Total Consumer, Non-Cyclical			3,803,480

Energy - 1.38%

Oil & Gas - 1.38%
Guara Norte SARL, 5.198%, Due 6/15/2034A		$546,342	462,342
Petroleos Mexicanos,
6.840%, Due 1/23/2030		600,000	495,852
6.625%, Due 6/15/2035		222,000	161,150
6.625%, Due 6/15/2038		200,000	136,661

			1,256,005

Total Energy			1,256,005

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 56.49% (continued)

Financial - 41.67%

Banks - 22.24%
Abanca Corp. Bancaria SA, 6.000%, Due 1/20/2026, (5 yr. EUR Swap + 6.570%)B C D	EUR	1,000,000	$930,113
AIB Group PLC, 6.250%, Due 6/23/2025, (5 yr. EUR Swap + 6.629%)B C D	EUR	1,000,000	999,751
Banco de Sabadell SA,
8.516%, Due 2/23/2023, (5 yr. EUR Swap + 6.051%)B C D	EUR	600,000	624,819
5.750%, Due 3/15/2026, (5 yr. EUR Swap + 6.198%)B C D	EUR	1,800,000	1,671,507
Banco Mercantil del Norte SA,
6.750%, Due 9/27/2024, (5 yr. CMT + 4.967%)B C D		400,000	390,000
8.375%, Due 10/14/2030, (10 yr. CMT + 7.760%)B C D		300,000	297,142
Banco Santander SA,
4.375%, Due 1/14/2026, (5 yr. EUR Swap + 4.534%)B C D	EUR	1,000,000	908,490
4.750%, Due 11/12/2026, (5 yr. CMT + 3.753%)B D		800,000	647,790
4.125%, Due 11/12/2027, (5 yr. EUR Swap + 4.311%)B D	EUR	400,000	341,473
Barclays PLC,
6.375%, Due 12/15/2025, (5 yr. U.K. Government Bond + 6.016%)B C D	GBP	1,240,000	1,371,633
4.375%, Due 3/15/2028, (5 yr. CMT + 3.410%)B D		530,000	404,125
BAWAG Group AG,
5.000%, Due 5/14/2025, (5 yr. EUR Swap + 4.415%)B C D	EUR	400,000	371,930
5.125%, Due 10/1/2025, (5 yr. EUR Swap + 5.546%)B C D	EUR	1,000,000	877,769
BBVA Bancomer SA,
5.125%, Due 1/18/2033, (5 yr. CMT + 2.650%)B C		200,000	179,539
5.875%, Due 9/13/2034, (5 yr. CMT + 4.308%)B C		400,000	369,246
CaixaBank SA, 6.750%, Due 6/13/2024, (5 yr. EUR Swap + 6.498%)B C D	EUR	400,000	417,154
Credit Agricole SA, 7.500%, Due 6/23/2026, (5 yr. GBP SONIA Linked ICE Swap + 4.812%)A B D	GBP	800,000	935,969
Credit Suisse Group AG,
7.500%, Due 7/17/2023, (5 yr. USD Swap + 4.600%)B C D		1,200,000	958,944
7.250%, Due 9/12/2025, (5 yr. USD ICE Swap + 4.332%)B C D		220,000	158,149
6.375%, Due 8/21/2026, (5 yr. CMT + 4.822%)A B D		820,000	587,651
Deutsche Pfandbriefbank AG,
5.750%, Due 4/28/2023, Series 3529, (5 yr. EURIBOR ICE Swap + 5.383%)B C D	EUR	400,000	323,229
4.600%, Due 2/22/2027C	EUR	400,000	356,186
HSBC Holdings PLC, 5.875%, Due 9/28/2026, (5 yr. GBP OIS Swap + 4.276%)B D	GBP	1,319,000	1,419,390
ING Groep NV, 3.875%, Due 5/16/2027, (5 yr. CMT + 2.862%)B D		1,300,000	947,205
Investec PLC, 6.750%, Due 12/5/2024, (5 yr. U.K. Government Bond + 5.749%)B C D	GBP	500,000	545,273
Oaknorth Bank PLC, 7.750%, Due 6/1/2028, (5 yr. U.K. Government Bond + 6.851%)B C	GBP	250,000	281,081
Societe Generale SA, 5.375%, Due 11/18/2030, (5 yr. CMT + 4.514%)A B D		530,000	429,372
UniCredit SpA,
8.000%, Due 6/3/2024, (5 yr. USD Swap + 5.180%)B C D		1,800,000	1,718,406
3.875%, Due 6/3/2027, (5 yr. EURIBOR ICE Swap + 4.081%)B C D	EUR	1,000,000	794,941

			20,258,277

Diversified Financial Services - 4.88%
Bracken MidCo1 PLC, 6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)A	GBP	1,000,000	972,903
Garfunkelux Holdco 3 SA,
6.750%, Due 11/1/2025C	EUR	260,000	221,888
7.750%, Due 11/1/2025C	GBP	100,000	93,932
Jerrold Finco PLC,
4.875%, Due 1/15/2026A	GBP	250,000	259,773
5.250%, Due 1/15/2027C	GBP	350,000	349,507
Julius Baer Group Ltd., 3.625%, Due 3/23/2028, (5 yr. CMT + 2.539%)B C D		$1,340,000	933,069
OSB Group PLC, 6.000%, Due 10/7/2026, (5 yr. U.K. Government Bond + 5.393%)B C D	GBP	1,049,000	943,215
Sherwood Financing PLC, 6.000%, Due 11/15/2026A	GBP	700,000	651,624
Unifin Financiera SAB de CV,
8.375%, Due 1/27/2028A E		200,000	5,000
9.875%, Due 1/28/2029A E		700,000	17,500

			4,448,411

Insurance - 11.19%
Allianz SE, 3.500%, Due 11/17/2025, (5 yr. CMT + 2.973%)A B D		600,000	502,606
ASR Nederland NV, 4.625%, Due 10/19/2027, (5 yr. EUR Swap + 3.789%)B C D	EUR	750,000	673,836
Athora Netherlands NV, 7.000%, Due 6/19/2025, (5 yr. EUR Swap + 6.463%)B C D	EUR	900,000	937,855

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 56.49% (continued)

Financial - 41.67% (continued)

Insurance - 11.19% (continued)
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5 yr. GBP Swap + 3.394%)B C D	GBP	1,160,000	$1,031,340
Galaxy Bidco Ltd., 6.500%, Due 7/31/2026C	GBP	410,000	419,832
La Mondiale SAM, 4.375%, Due 4/24/2029, (5 yr. EUR Swap + 4.411%)B C D	EUR	700,000	649,956
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 3.500%, Due 12/21/2028, (5 yr. EUR Swap + 3.592%)B C D	EUR	600,000	476,307
Pension Insurance Corp. PLC, 7.375%, Due 7/25/2029, (5 yr. U.K. Government Bond + 6.658%)B D	GBP	1,164,000	1,312,231
Phoenix Group Holdings PLC, 5.750%, Due 12/31/2049, (5 yr. U.K. Government Bond + 4.169%)B C	GBP	1,700,000	1,713,478
QBE Insurance Group Ltd., 5.250%, Due 5/16/2025, (5 yr. CMT + 3.047%)B C D		1,000,000	890,045
UnipolSai Assicurazioni SpA,
5.750%, Due 6/18/2024, (3 mo. EUR EURIBOR + 5.180%)B C D	EUR	550,000	583,699
6.375%, Due 4/27/2030, (5 yr. EUR Swap + 6.744%)B C D	EUR	1,040,000	1,000,271

			10,191,456

Real Estate - 1.40%
Grand City Properties SA, 1.500%, Due 3/11/2026, (5 yr. EUR Swap + 2.184%)B C D	EUR	300,000	132,725
Heimstaden AB, 4.250%, Due 3/9/2026C	EUR	800,000	596,994
MAF Global Securities Ltd., 6.375%, Due 3/20/2026, (5 yr. CMT + 3.539%)B C D		300,000	287,280
Neinor Homes SA, 4.500%, Due 10/15/2026A	EUR	280,000	253,508

			1,270,507

Savings & Loans - 1.96%
Nationwide Building Society, 10.250%, Due 12/31/2049, Series CCDSC D F	GBP	1,186,700	1,786,153

Total Financial			37,954,804

Industrial - 1.74%

Building Materials - 0.30%
Cemex SAB de CV, 5.125%, Due 6/8/2026, (5 yr. CMT + 4.534%)B C D		300,000	277,203

Transportation - 1.44%
National Express Group PLC, 4.250%, Due 11/26/2025, (5 yr. U.K. Government Bond + 4.135%)B C D	GBP	655,000	650,420
Zenith Finco PLC, 6.500%, Due 6/30/2027A	GBP	700,000	660,171

			1,310,591

Total Industrial			1,587,794

Utilities - 0.19%

Electric - 0.19%
ContourGlobal Power Holdings SA, 3.125%, Due 1/1/2028A	EUR	200,000	174,840

Total Foreign Corporate Obligations (Cost $68,094,636)			51,448,207

ASSET-BACKED OBLIGATIONS - 17.78%
Armada Euro CLO IV DAC, 10.478%, Due 7/15/2033, 4X F, (3 mo. EUR EURIBOR + 9.100%)B C	EUR	700,000	579,805
Carlyle Euro CLO DAC, 7.128%, Due 8/28/2031, 2018 2A D, (3 mo. EUR EURIBOR + 5.230%)A B	EUR	500,000	398,956
Carlyle Global Market Strategies Euro CLO DAC, 6.565%, Due 5/17/2031, 2016 1A DR, (3 mo. EUR EURIBOR + 4.770%)A B	EUR	500,000	422,391
CVC Cordatus Loan Fund X DAC, 7.608%, Due 1/27/2031, 10A F, (3 mo. EUR EURIBOR + 6.050%)A B	EUR	1,000,000	748,252
Dryden 46 Euro CLO DAC, 7.588%, Due 4/15/2034, 2016 46A ER, (3 mo. EUR EURIBOR + 6.210%)A B	EUR	1,400,000	1,173,984
Dryden 56 Euro CLO DAC, 7.828%, Due 1/15/2032, 2017 56A F, (3 mo. EUR EURIBOR + 6.450%)A B	EUR	1,100,000	856,333
Dryden 62 Euro CLO DAC, 6.228%, Due 7/15/2031, 2017 62X E, (3 mo. EUR EURIBOR + 4.850%)B C	EUR	1,000,000	836,558
FCT E-Carat 10, 4.098%, Due 12/20/2028, 10FR E, (1 mo. EUR EURIBOR + 2.350%)B C	EUR	199,122	210,855
Harvest CLO XVII DAC, 5.752%, Due 5/11/2032, 17X DR, (3 mo. EUR EURIBOR + 3.950%)B C	EUR	500,000	470,622
Harvest CLO XXIII DAC, 9.766%, Due 10/20/2032, 23A F, (3 mo. EUR EURIBOR + 8.310%)A B	EUR	1,100,000	863,366
Madison Park Euro Funding IX DAC, 7.488%, Due 7/15/2035, 9A ER, (3 mo. EUR EURIBOR + 6.110%)A B	EUR	1,000,000	852,620
Man GLG Euro CLO II DAC, 10.128%, Due 1/15/2030, 2X F, (3 mo. EUR EURIBOR + 8.750%)B C	EUR	200,000	164,492
Penta CLO DAC,
7.583%, Due 7/25/2036, 2021 9A E, (3 mo. EUR EURIBOR + 6.040%)A B	EUR	1,000,000	844,997
10.283%, Due 7/25/2036, 2021 9A F, (3 mo. EUR EURIBOR + 8.740%)A B	EUR	1,000,000	781,234
Providus CLO II DAC, 6.628%, Due 7/15/2031, 2X E, (3 mo. EUR EURIBOR + 5.250%)B C	EUR	545,000	467,938

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount*		Fair Value

ASSET-BACKED OBLIGATIONS - 17.78% (continued)
Rockfield Park CLO DAC, 7.328%, Due 7/16/2034, 1A D, (3 mo. EUR EURIBOR + 5.950%)A B	EUR	1,500,000	$1,285,331
RRE 5 Loan Management DAC, 7.728%, Due 1/15/2037, 5A DR, (3 mo. EUR EURIBOR + 6.350%)A B	EUR	1,000,000	856,969
Segovia European CLO DAC, 6.533%, Due 10/18/2031, 2018 5A E, (3 mo. EUR EURIBOR + 5.130%)A B	EUR	1,190,000	1,012,574
Voya Euro CLO I DAC, 7.788%, Due 10/15/2030, 1X F, (3 mo. EUR EURIBOR + 6.410%)B C	EUR	1,100,000	857,511
Voya Euro CLO III DAC, 9.278%, Due 4/15/2033, 3X F, (3 mo. EUR EURIBOR + 7.900%)B C	EUR	1,300,000	1,013,915
Voya Euro CLO IV DAC, 7.538%, Due 10/15/2034, 4A ER, (3 mo. EUR EURIBOR + 6.160%)A B	EUR	1,750,000	1,495,085

Total Asset-Backed Obligations (Cost $22,894,149)			16,193,788

U.S. TREASURY OBLIGATIONS - 8.72%
U.S. Treasury Notes,
1.875%, Due 2/15/2032		$5,007,900	4,263,366
2.875%, Due 5/15/2032		3,980,000	3,680,878

Total U.S. Treasury Obligations (Cost $8,408,427)			7,944,244

	Shares		Fair Value

SHORT-TERM INVESTMENTS - 0.36% (Cost $329,425)

Investment Companies - 0.36%
American Beacon U.S. Government Money Market Select Fund, 4.17%G H		329,425	329,425

TOTAL INVESTMENTS - 97.82% (Cost $114,715,876)			89,099,680
OTHER ASSETS, NET OF LIABILITIES - 2.18%			1,983,773

TOTAL NET ASSETS - 100.00%			$91,083,453

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $35,016,204 or 38.44% of net assets. The Fund has no right to demand registration of these securities.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2022.

C Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D Perpetual maturity. The date shown, if any, is the next call date.

E Default Security. At period end, the amount of securities in default was $22,500 or 0.02% of net assets.

F Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

G The Fund is affiliated by having the same investment advisor.

H 7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

IP - Intellectual Property.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on December 31, 2022:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	125,785	USD	125,422	1/18/2023	SSB	$363	$-	$363
GBP	157,697	USD	157,397	1/18/2023	SSB	300	-	300
GBP	212,600	USD	212,996	1/18/2023	SSB	-	(396)	(396)
EUR	213,007	USD	213,245	1/18/2023	SSB	-	(238)	(238)
EUR	315,265	USD	312,900	1/18/2023	SSB	2,365	-	2,365
EUR	571,051	USD	567,916	1/18/2023	SSB	3,135	-	3,135
GBP	1,570,118	USD	1,599,365	1/18/2023	SSB	-	(29,247)	(29,247)
GBP	3,383,117	USD	3,365,694	1/18/2023	SSB	17,423	-	17,423
USD	36,462,943	EUR	36,946,214	1/18/2023	SSB	-	(483,271)	(483,271)
USD	25,881,884	GBP	25,431,286	1/18/2023	SSB	450,598	-	450,598
USD	387,025	GBP	386,454	1/18/2023	SSB	571	-	571

						$474,755	$(513,152)	$(38,397)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.
Currency Abbreviations:
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2022, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$12,974,323	$-	$12,974,323
Foreign Convertible Obligations	-	209,693	-	209,693
Foreign Corporate Obligations	-	51,448,207	-	51,448,207
Asset-Backed Obligations	-	16,193,788	-	16,193,788
U.S. Treasury Obligations	-	7,944,244	-	7,944,244
Short-Term Investments	329,425	-	-	329,425

Total Investments in Securities - Assets	$329,425	$88,770,255	$-	$89,099,680

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$474,755	$-	$474,755

Total Financial Derivative Instruments - Assets	$-	$474,755	$-	$474,755

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(513,152)	$-	$(513,152)

Total Financial Derivative Instruments - Liabilities	$-	$(513,152)	$-	$(513,152)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 14.76%

Communications - 2.35%

Media - 0.33%
Discovery Communications LLC, 3.800%, Due 3/13/2024		$50,000	$48,856

Telecommunications - 2.02%
AT&T, Inc., 2.400%, Due 3/15/2024	EUR	150,000	158,511
T-Mobile USA, Inc., 3.500%, Due 4/15/2025		148,000	142,425

			300,936

Total Communications			349,792

Consumer, Cyclical - 0.46%

Entertainment - 0.46%
Warnermedia Holdings, Inc., 3.428%, Due 3/15/2024A		71,000	68,935

Consumer, Non-Cyclical - 2.94%

Cosemetics/Personal Care - 1.63%
GSK Consumer Healthcare Capital U.S. LLC, 3.024%, Due 3/24/2024		250,000	242,716

Health Care - Services - 0.92%
HCA, Inc., 5.250%, Due 6/15/2026		138,000	136,392

Pharmaceuticals - 0.39%
Becton Dickinson & Co., 3.363%, Due 6/6/2024		60,000	58,634

Total Consumer, Non-Cyclical			437,742

Financial - 6.18%

Banks - 3.01%
Citigroup, Inc., 2.750%, Due 1/24/2024	GBP	225,000	266,080
Wells Fargo Bank NA, 5.250%, Due 8/1/2023, Series CB	GBP	150,000	181,544

			447,624

Insurance - 2.38%
Metropolitan Life Global Funding I, 4.125%, Due 9/2/2025B	GBP	150,000	177,985
New York Life Global Funding, 1.625%, Due 12/15/2023B	GBP	150,000	176,605

			354,590

REITS - 0.79%
Digital Stout Holding LLC, 4.250%, Due 1/17/2025B	GBP	100,000	116,828

Total Financial			919,042

Technology - 2.83%

Software - 2.83%
Fidelity National Information Services, Inc., 1.100%, Due 7/15/2024	EUR	150,000	154,593
Fiserv, Inc., 0.375%, Due 7/1/2023	EUR	160,000	169,392
VMware, Inc., 1.000%, Due 8/15/2024		105,000	97,745

			421,730

Total Technology			421,730

Total Corporate Obligations (Cost $2,263,031)			2,197,241

FOREIGN CORPORATE OBLIGATIONS - 65.75%

Communications - 4.43%

Telecommunications - 4.43%
Deutsche Telekom International Finance BV, 1.250%, Due 10/6/2023B	GBP	130,000	153,700
Orange SA, 5.250%, Due 2/7/2024, (5 yr. EUR Swap + 3.668%)B C D	EUR	100,000	107,580
Telefonica Europe BV, 3.000%, Due 9/4/2023, Series NC5, (5 yr. EUR Swap + 2.451%)B C D	EU	R200,000	207,205

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 65.75% (continued)

Communications - 4.43% (continued)

Telecommunications - 4.43% (continued)
Vodafone Group PLC, 6.250%, Due 10/3/2078, (5 yr. USD Swap + 3.051%)B D		$200,000	$190,560

			659,045

Total Communications			659,045

Consumer, Cyclical - 2.59%

Distribution/Wholesale - 1.77%
Bunzl Finance PLC, 2.250%, Due 6/11/2025B	GBP	140,000	157,044
Travis Perkins PLC, 3.750%, Due 2/17/2026B	GBP	100,000	106,902

			263,946

Entertainment - 0.82%
CPUK Finance Ltd., 7.239%, Due 2/28/2042, A2B	GBP	100,000	121,637

Total Consumer, Cyclical			385,583

Consumer, Non-Cyclical - 2.11%

Commercial Services - 0.97%
Experian Finance PLC, 2.125%, Due 9/27/2024B	GBP	125,000	144,258

Food - 1.14%
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025B	GBP	150,000	169,687

Total Consumer, Non-Cyclical			313,945

Financial - 44.14%

Banks - 20.02%
Argenta Spaarbank NV, 1.000%, Due 2/6/2024B	EUR	200,000	207,081
Banco Santander SA, 2.750%, Due 9/12/2023B	GBP	100,000	119,231
Barclays PLC, 3.750%, Due 11/22/2030, (5 yr. U.K. Government Bond + 3.750%)B D	GBP	200,000	220,082
BNP Paribas SA, 1.125%, Due 11/22/2023B	EUR	100,000	105,524
2.000%, Due 5/24/2031, (5 yr. U.K. Government Bond + 1.650%)B D	GBP	200,000	205,792
Credit Agricole SA, 7.375%, Due 12/18/2023	GBP	150,000	185,256
ING Groep NV, 4.700%, Due 3/22/2028, (5 yr. USD ICE Swap + 1.938%)B D		200,000	195,470
Lloyds Bank PLC, 9.625%, Due 4/6/2023B	GBP	120,000	146,631
Lloyds Banking Group PLC, 1.985%, Due 12/15/2031, (5 yr. U.K. Government Bond + 1.600%)D	GBP	120,000	121,425
Mizuho Financial Group, Inc., 4.353%, Due 10/20/2025B		200,000	192,589
NatWest Group PLC, 3.622%, Due 8/14/2030, (5 yr. U.K. Government Bond + 3.550%)B D	GBP	200,000	222,298
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)B D	GBP	100,000	104,863
Societe Generale SA, 0.750%, Due 5/26/2023B	EUR	100,000	106,262
4.000%, Due 6/7/2023B	EUR	100,000	107,195
Standard Chartered PLC, 2.500%, Due 9/9/2030, (5 yr. EUR Swap + 2.800%)B D	EUR	165,000	163,145
Svenska Handelsbanken AB, 1.625%, Due 12/15/2023B	GBP	100,000	117,626
UBS Group AG, 7.000%, Due 2/19/2025, (5 yr. USD Swap + 4.866%)B C D		200,000	197,500
Virgin Money UK PLC, 7.875%, Due 12/14/2028, (5 yr. U.K. Government Bond + 7.128%)B D	GBP	125,000	150,892
5.125%, Due 12/11/2030, (5 yr. U.K. Government Bond + 5.250%)B D	GBP	100,000	111,835

			2,980,697

Financial Services - 1.01%
Close Brothers Group PLC, 2.000%, Due 9/11/2031, (5 yr. U.K. Government Bond + 1.700%)B D	GBP	150,000	149,879

Insurance - 17.43%
Admiral Group PLC, 5.500%, Due 7/25/2024B	GBP	100,000	119,096
Allianz SE, 3.500%, Due 12/31/2099, (5 Yr. CMT + 2.973%)B D		$200,000	167,535
ASR Nederland NV, 5.125%, Due 9/29/2045, (5 yr. EUR Swap + 5.200%)B D	EUR	100,000	106,232
AXA SA, 5.453%, Due 3/4/2026, (12 yr. GBP SONIA Linked ICE Swap + 4.000%)B C D	GBP	150,000	176,225
BUPA Finance PLC, 5.000%, Due 4/25/2023B	GBP	150,000	181,182
CNP Assurances, 4.250%, Due 6/5/2045, (5 yr. EUR Swap + 3.600%)B D	EUR	100,000	105,842

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 65.75% (continued)

Financial - 44.14% (continued)

Insurance - 17.43% (continued)
Legal & General Group PLC, 5.375%, Due 10/27/2045, (5 yr. U.K. Government Bond + 4.580%)B D	GBP	200,000	$235,260
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5 yr. U.K. Government Bond + 5.630%)B D	GBP	100,000	119,443
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024B	GBP	240,000	288,033
Phoenix Group Holdings PLC, 6.625%, Due 12/18/2025B	GBP	150,000	180,772
QBE Insurance Group Ltd., 6.750%, Due 12/2/2044, (10 yr. USD Swap + 4.300%)B D		200,000	194,958
RL Finance Bonds PLC, 6.125%, Due 11/30/2043, (5 yr. U.K. Government Bond + 4.321%)B D	GBP	200,000	240,937
Rothesay Life PLC, 8.000%, Due 10/30/2025B	GBP	190,000	237,042
Scottish Widows Ltd., 5.500%, Due 6/16/2023B		GBP200,000	242,176

			2,594,733

Real Estate - 0.72%
Telereal Securitisation PLC, 1.963%, Due 12/10/2033, Series B2, (SONIA + 4.440%)B D	GBP	100,000	107,032

Savings & Loans - 4.96%
Coventry Building Society, 6.875%, Due 9/18/2024, (5 yr. U.K. Government Bond + 6.111%)B C D	GBP	200,000	227,887
Nationwide Building Society, 5.875%, Due 12/20/2024, (5 yr. U.K. Government Bond + 5.390%)B C D	GBP	200,000	227,887
Skipton Building Society, 2.000%, Due 10/2/2026, (1 yr. U.K. Government Bond + 2.150%)B D	GBP	100,000	107,922
Yorkshire Building Society, 3.000%, Due 4/18/2025, (1 yr. U.K. Government Bond + 2.150%)B D	GBP	150,000	174,154

			737,850

Total Financial			6,570,191

Industrial - 3.06%

Miscellaneous Manufacturing - 1.60%
Siemens Financieringsmaatschappij NV, 0.875%, Due 6/5/2023B	GBP	200,000	238,823

Transportation - 1.46%
National Express Group PLC, 2.500%, Due 11/11/2023B	GBP	100,000	118,175
4.250%, Due 11/26/2025, (5 yr. U.K. Government Bond + 4.135%)B C D	GBP	100,000	99,300

			217,475

Total Industrial			456,298

Utilities - 9.42%

Electric - 8.67%
Cadent Finance PLC, 0.625%, Due 9/22/2024B	EUR	150,000	151,910
Enel SpA, 8.750%, Due 9/24/2073, (5 yr. USD Swap + 5.880%)A D		200,000	200,166
London Power Networks PLC, 5.125%, Due 3/31/2023B	GBP	208,000	251,808
National Grid Electricity Distribution PLC, 3.625%, Due 11/6/2023B	GBP	200,000	239,048
NGG Finance PLC, 5.625%, Due 6/18/2073, Series GBP, (12 yr. GBP Swap + 3.480%)B D	GBP	100,000	114,088
Orsted AS, 2.250%, Due 11/24/3017, (5 yr. EUR Swap + 1.899%)B D	EUR	200,000	202,087
SSE PLC, 3.740%, Due 12/31/2099, (5 yr. U.K. Government Bond + 3.756%)B D	GBP	120,000	131,655

			1,290,762

Gas - 0.75%
Centrica PLC, 5.250%, Due 4/10/2075, (5 yr. GBP Swap + 3.611%)B D	GBP	100,000	110,816

Total Utilities			1,401,578

Total Foreign Corporate Obligations (Cost $10,860,344)			9,786,640

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN SOVEREIGN OBLIGATIONS - 0.81% (Cost $134,879)
U.K. Gilts, 0.125%, Due 1/31/2023B	GBP	100,000	$120,611

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.35%
Castell PLC, 4.282%, Due 11/25/2053, 2021 1 A, (SONIA + 0.850%)B D	GBP	204,848	243,846
Together Asset-Backed Securitisation PLC,
3.518%, Due 7/12/2063, 2021 1ST1 A, (SONIA + 0.700%)B D	GBP	104,628	123,666
Tower Bridge Funding PLC,
6.881%, Due 9/20/2063, 2020-1 D, (SONIA + 3.450%)B D	GBP	120,000	144,885
5.071%, Due 11/20/2063, 2021 2 D, (SONIA + 1.800%)B D	GBP	169,000	190,772
5.101%, Due 7/21/2064, 2021 1 D, (SONIA + 2.150%)B D	GBP	212,000	247,220
Twin Bridges PLC, 5.487%, Due 3/12/2055, 2021 1 D, (SONIA + 2.100%)B D	GBP	130,000	143,655

Total Collateralized Mortgage Obligations (Cost $1,281,799)			1,094,044

U.S. TREASURY OBLIGATIONS - 4.89% (Cost $744,314)
U.S. Treasury Notes, 2.500%, Due 5/31/2024		$750,000	727,910

TOTAL INVESTMENTS - 93.56% (Cost $15,284,367)			13,926,446
OTHER ASSETS, NET OF LIABILITIES - 6.44%			958,028

TOTAL NET ASSETS - 100.00%			$14,884,474

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $269,101 or 1.81% of net assets. The Fund has no right to demand registration of these securities.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Perpetual maturity. The date shown, if any, is the next call date.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2022.

CMT - Constant Maturity Treasury.

GILT - Bank of England Bonds.

ICE - Intercontinental Exchange.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

Forward Foreign Currency Contracts Open on December 31, 2022:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	6,426	USD	6,378	1/13/2023	SSB	$48	$-	$48
GBP	29,873	USD	29,752	1/13/2023	SSB	121	-	121
USD	9,330,958	GBP	9,168,559	1/13/2023	SSB	162,399	-	162,399
USD	1,832,408	EUR	1,856,711	1/13/2023	SSB	-	(24,303)	(24,303)
USD	277,820	EUR	278,925	1/13/2023	SSB	-	(1,105)	(1,105)
USD	214,998	EUR	215,691	1/13/2023	SSB	-	(693)	(693)
USD	35,897	GBP	34,952	1/13/2023	SSB	945	-	945
USD	10,394	GBP	10,322	1/13/2023	SSB	72	-	72

						$163,585	$(26,101)	$137,484

*	All values denominated in USD.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

December 31, 2022 (Unaudited)

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2022, the investments were classified as described below:

TwentyFour Sustainable Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$2,197,241	$-	$2,197,241
Foreign Corporate Obligations	-	9,786,640	-	9,786,640
Foreign Sovereign Obligations	-	120,611	-	120,611
Collateralized Mortgage Obligations	-	1,094,044	-	1,094,044
U.S. Treasury Obligations	-	727,910	-	727,910

Total Investments in Securities - Assets	$-	$13,926,446	$-	$13,926,446

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$163,585	$-	$163,585

Total Financial Derivative Instruments - Assets	$-	$163,585	$-	$163,585

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(26,101)	$-	$(26,101)

Total Financial Derivative Instruments - Liabilities	$-	$(26,101)	$-	$(26,101)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Assets:
Investments in unaffiliated securities, at fair value†	$104,598,766	$88,770,255	$13,926,446
Investments in affiliated securities, at fair value‡	3,177,163	329,425	–
Foreign currency, at fair value^	–	361,270	285,197
Foreign currency deposits with broker for swap contracts, at fair value¤	–	59	–
Purchased options contracts outstanding (premiums paid $335,933)	323,300	–	–
Cash	–	–	424,919
Cash with brokers	23,227,585	56	–
Dividends and interest receivable	573,553	1,376,211	192,059
Receivable for investments sold	–	605,700	–
Receivable for fund shares sold	963,528	97,635	–
Receivable for tax reclaims	–	13,927	1,457
Receivable for expense reimbursement (Note 2)	4,639	43,981	16,013
Unrealized appreciation from forward foreign currency contracts	–	474,755	163,585
Prepaid expenses	128,949	47,888	18,770

Total assets	132,997,483	92,121,162	15,028,446

Liabilities:
Payable for fund shares redeemed	254,807	310,296	416
Securities sold short, at fair value±	20,946,182	–	–
Cash due to custodian	335,933	–	–
Written options contracts, at fair value (premiums received $109,063)	96,460	–	–
Dividends payable	–	9,406	26,787
Dividends and interest expense payable	1,681	–	–
Management and sub-advisory fees payable (Note 2)	105,812	60,788	7,153
Service fees payable (Note 2)	–	9,203	116
Transfer agent fees payable (Note 2)	41,518	10,301	1,470
Custody and fund accounting fees payable	10,895	40,835	8,028
Professional fees payable	53,731	74,146	60,496
Trustee fees payable (Note 2)	435	1,339	–
Payable for prospectus and shareholder reports	5,743	4,108	12,400
Unrealized depreciation from forward foreign currency contracts	–	513,152	26,101
Other liabilities	12,133	4,135	1,005

Total liabilities	21,865,330	1,037,709	143,972

Net assets	$111,132,153	$91,083,453	$14,884,474

Analysis of net assets:
Paid-in-capital	$124,743,928	$152,571,065	$17,224,286
Total distributable earnings (deficits)A	(13,611,775)	(61,487,612)	(2,339,812)

Net assets	$111,132,153	$91,083,453	$14,884,474

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	30,627	545,287	N/A

Y Class	11,829,773	8,393,996	770,020

Investor Class	56,345	1,383,733	N/A

A Class	N/A	587,377	11,761

C Class	N/A	637,055	11,217

R6 Class	N/A	N/A	971,501

Net assets:
R5 Class	$285,558	$4,334,712	N/A

Y Class	$110,319,403	$66,407,105	$6,463,272

Investor Class	$527,192	$10,794,209	N/A

A Class	N/A	$4,588,861	$98,413

C Class	N/A	$4,958,566	$91,746

R6 Class	N/A	N/A	$8,231,043

Net asset value, offering and redemption price per share:
R5 Class	$9.32	$7.95	N/A

Y Class	$9.33	$7.91	$8.39

Investor Class	$9.36	$7.80	N/A

A Class	N/A	$7.81	$8.37

A Class (offering price)	N/A	$8.11	$8.58

C Class	N/A	$7.78	$8.18

R6 Class	N/A	N/A	$8.47

† Cost of investments in unaffiliated securities	$115,932,458	$114,386,451	$15,284,367
‡ Cost of investments in affiliated securities	$3,177,163	$329,425	$–
^ Cost of foreign currency	$–	$359,519	$283,561
¤ Cost of foreign currency deposits with broker for swap contracts	$–	$58	$–
± Proceeds of securities sold short	$24,084,106	$–	$–

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2022 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Investment income:
Dividend income from unaffiliated securities	$399,890	$–	$–
Dividend income from affiliated securities (Note 2)	64,307	12,352	–
Interest income (net of foreign taxes)†	1,891,701	4,015,518	205,382
Interest income from short securities held at broker	411,253	–	–
Other income	–	129	11

Total investment income	2,767,151	4,027,999	205,393

Expenses:
Management and sub-advisory fees (Note 2)	768,691	461,995	41,196
Transfer agent fees:
R5 Class (Note 2)	9	1,238	–
Y Class (Note 2)	51,103	53,517	2,959
Investor Class	654	1,034	–
A Class	–	132	11
C Class	–	164	6
R6 Class	–	–	161
Custody and fund accounting fees	24,215	42,156	17,760
Professional fees	37,681	96,626	44,306
Registration fees and expenses	26,398	46,678	32,008
Service fees (Note 2):
Investor Class	1,026	24,871	–
A Class	–	1,399	202
C Class	–	1,609	8
Distribution fees (Note 2):
A Class	–	6,715	167
C Class	–	27,216	481
Prospectus and shareholder report expenses	8,034	13,371	3,140
Trustee fees (Note 2)	5,474	7,354	596
Prime broker fees	118,403	–	–
Dividends and interest on securities sold short	136,498	–	–
Loan expense (Note 9)	778	10,506	54
Other expenses	6,423	9,241	4,350

Total expenses	1,185,387	805,822	147,405

Net fees waived and expenses (reimbursed) (Note 2)	(12,202)	(203,595)	(108,524)
Net sub-advisory fees waived (Note 2)	(16,001)	–	–

Net expenses	1,157,184	602,227	38,881

Net investment income	1,609,967	3,425,772	166,512

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	(1,373,832)	(21,167,030)	(352,755)
Purchased options contracts	(1,127,393)	–	–
Foreign currency transactions	–	3,117,361	74,381
Forward foreign currency contracts	–	1,890,307	93,902
Swap agreements	–	(298)	–
Written options contracts	936,188	–	–
Short sales	2,022,144	–	–
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	3,574,720	17,690,185	289,631
Purchased options contracts	(171,526)	–	–
Foreign currency transactions	–	422,779	17,075
Forward foreign currency contracts	–	(3,623,521)	(130,388)
Written options contracts	67,782	–	–
Short sales	(3,168,866)	–	–

Net gain (loss) from investments	759,217	(1,670,217)	(8,154)

Net increase in net assets resulting from operations	$2,369,184	$1,755,555	$158,358

† Foreign taxes	$1,747	$(502)	$–

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	SSI Alternative Income Fund		TwentyFour Strategic Income Fund
	Six Months Ended December 31, 2022	Year Ended June 30, 2022	Six Months Ended December 31, 2022	Year Ended June 30, 2022
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$1,609,967	$1,754,887	$3,425,772	$8,342,278
Net realized gain (loss) from investments in unaffiliated securities, purchased options contracts, foreign currency transactions, forward foreign currency contracts, swap agreements, written options contracts, and short sales	457,107	(1,011,103)	(16,159,660)	12,180,234
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, purchased options contracts, foreign currency transactions, forward foreign currency contracts, written options contracts, and short sales	302,110	(9,957,148)	14,489,443	(51,849,672)

Net increase (decrease) in net assets resulting from operations	2,369,184	(9,213,364)	1,755,555	(31,327,160)

Distributions to shareholders:
Total retained earnings:
R5 Class	(4,496)	(12,714)	(646,848)	(365,658)
Y Class	(1,800,007)	(14,337,581)	(13,209,717)	(7,255,633)
Investor Class	(6,033)	(172,653)	(1,692,105)	(869,035)
A Class	–	–	(750,384)	(266,001)
C Class	–	–	(745,163)	(231,582)
R6 Class	–	–	–	–

Net distributions to shareholders	(1,810,536)	(14,522,948)	(17,044,217)	(8,987,909)

Capital share transactions (Note 10):
Proceeds from sales of shares	9,068,198	62,702,235	14,639,624	99,427,210
Reinvestment of dividends and distributions	1,485,788	11,894,946	16,779,993	8,938,781
Cost of shares redeemed	(30,013,780)	(51,560,977)	(98,229,048)	(130,016,616)

Net increase (decrease) in net assets from capital share transactions	(19,459,794)	23,036,204	(66,809,431)	(21,650,625)

Net increase (decrease) in net assets	(18,901,146)	(700,108)	(82,098,093)	(61,965,694)

Net assets:
Beginning of period	130,033,299	130,733,407	173,181,546	235,147,240

End of period	$111,132,153	$130,033,299	$91,083,453	$173,181,546

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	TwentyFour Sustainable Short Term Bond Fund
	Six Months Ended December 31, 2022	Year Ended June 30, 2022
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$166,512	$200,021
Net realized gain (loss) from investments in unaffiliated securities, purchased options contracts, foreign currency transactions, forward foreign currency contracts, swap agreements, written options contracts, and short sales	(184,472)	1,246,505
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, purchased options contracts, foreign currency transactions, forward foreign currency contracts, written options contracts, and short sales	176,318	(2,187,327)

Net increase (decrease) in net assets resulting from operations	158,358	(740,801)

Distributions to shareholders:
Total retained earnings:
Y Class	(668,419)	(59,030)
A Class	(11,138)	(3,936)
C Class	(10,258)	(2,760)
R6 Class	(909,034)	(214,410)

Net distributions to shareholders	(1,598,849)	(280,136)

Capital share transactions (Note 10):
Proceeds from sales of shares	1,815,726	5,934,254
Reinvestment of dividends and distributions	670,713	59,898
Cost of shares redeemed	(743,292)	(840,656)

Net increase (decrease) in net assets from capital share transactions	1,743,147	5,153,496

Net increase (decrease) in net assets	302,656	4,132,559

Net assets:
Beginning of period	14,581,818	10,449,259

End of period	$14,884,474	$14,581,818

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. The American Beacon TwentyFour Sustainable Short Term Bond Fund is non-diversified and the American Beacon SSI Alternative Income Fund and the American Beacon TwentyFour Strategic Income Fund are diversified, as defined by the Act. As of December 31, 2022, the Trust consists of twenty-five active series, three of which are presented in this filing: American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminated the asset segregation framework used by funds to comply with Section 18 of the Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds were not required to fully comply with the new rule until August 19, 2022. Management has evaluated the implications of these changes, and has determined that there is no impact to the financial statements.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management has evaluated the Valuation Rule, and has determined that there is no impact to the financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third-party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The SSI Alternative Income Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a semi-annual basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with SSI Investment Management LLC and TwentyFour Asset Management (US) LP (the “Sub-Advisors”) pursuant to which the Funds have agreed to pay annualized sub-advisory fees that are calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

SSI Alternative Income Fund

First $300 million	0.95%
Over $300 million	0.85%

TwentyFour Strategic Income Fund

First $1 billion	0.32%
Over $1 billion	0.27%

TwentyFour Sustainable Short Term Bond Fund

First $200 million	0.20%
Next $200 million	0.185%
Next $700 million	0.175%
Over $1.1 billion	0.17%

Effective December 20, 2022, the Sub-Advisor has contractually agreed to waive a portion of its sub-advisory fee equal to 0.44% of the SSI Alternative Income Fund’s average daily net assets managed by the Sub-Advisor through October 31, 2024. The contractual fee waiver by the Sub-Advisor can be modified only in the discretion and with the approval of a majority of the Board. For the period ended December 31, 2022, the Sub-Advisor waived $16,001 of its sub-advisory fees.

The Management and Sub-Advisory Fees paid by each Fund for the period ended December 31, 2022 were as follows:

SSI Alternative Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$206,955
Sub-Advisor Fees	0.95%	561,736

Total	1.30%	$768,691

TwentyFour Strategic Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$241,341
Sub-Advisor Fees	0.32%	220,654

Total	0.67%	$461,995

TwentyFour Sustainable Short Term Bond Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$26,216
Sub-Advisor Fees	0.20%	14,980

Total	0.55%	$41,196

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the TwentyFour Strategic Income Fund and the TwentyFour Sustainable Short Term

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Bond Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended December 31, 2022, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
SSI Alternative Income	$49,653
TwentyFour Strategic Income	52,057
TwentyFour Sustainable Short Term Bond	2,861

As of December 31, 2022, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
SSI Alternative Income	$7,822
TwentyFour Strategic Income	6,708
TwentyFour Sustainable Short Term Bond	544

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds listed below held the following shares with a December 31, 2022 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2022 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2022 Fair Value
U.S. Government Money Market Select	Direct	SSI Alternative Income	$3,177,163	$—	$—	$64,307	$3,177,163
U.S. Government Money Market Select	Direct	TwentyFour Strategic Income	329,425	—	—	12,352	329,425

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2022, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
SSI Alternative Income	$2,757
TwentyFour Strategic Income	582

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2022, the SSI Alternative Income Fund borrowed on average $1,058,327 for 2 days at an average interest rate of 3.14% with interest charges of $182 and the TwentyFour Strategic Income Fund borrowed on average $2,945,766 for 20 days at an average interest rate of 4.23% with interest charges of $6,193. These amounts are recorded as “Other expenses” in the Statements of Operations. For the period ended December 31, 2022, the TwentyFour Sustainable Short Term Bond Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through October 31, 2023, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended December 31, 2022, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap						Expiration of Reimbursed Expenses
Fund	Class	7/1/2022 – 10/31/2022	11/1/2022 – 12/21/2022	12/22/2022 - 12/31/2022	Reimbursed Expenses	(Recouped) Expenses
SSI Alternative Income	R5	1.49%	N/A	0.92%	$19	$(1	)*	2025-2026
SSI Alternative Income	Y	1.56%	1.56%	0.99%	11,370	-		2025-2026
SSI Alternative Income	Investor	1.81%	1.81%	1.24%	813	-		2025-2026
TwentyFour Strategic Income	R5	0.72%	0.72%	0.72%	6,929	-		2025-2026
TwentyFour Strategic Income	Y	0.80%	0.80%	0.80%	162,005	-		2025-2026
TwentyFour Strategic Income	Investor	1.09%	1.09%	1.09%	19,880	-		2025-2026
TwentyFour Strategic Income	A	1.00%	1.00%	1.00%	7,907	-		2025-2026

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	7/1/2022 – 10/31/2022	11/1/2022 – 12/21/2022	12/22/2022 - 12/31/2022	Reimbursed Expenses	(Recouped) Expenses
TwentyFour Strategic Income	C	1.81%	1.79%	1.79%	6,874	-	2025-2026
TwentyFour Sustainable Short Term Bond	Y	0.57%	0.57%	0.57%	41,367	-	2025-2026
TwentyFour Sustainable Short Term Bond	A	0.87%	0.87%	0.87%	1,078	-	2025-2026
TwentyFour Sustainable Short Term Bond	C	1.62%	1.62%	1.62%	636	-	2025-2026
TwentyFour Sustainable Short Term Bond	R6	0.47%	0.47%	0.47%	65,443	-	2025-2026

* This amount represents Recouped Expenses from prior fiscal years and is reflected in Other expenses on the Statements of Operations.

Of the above amounts, $4,639, $43,981 and $16,013 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at December 31, 2022 for the SSI Alternative Income Fund, TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2025 and 2026. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
SSI Alternative Income	$1	$90,183	$3,175	$2022-2023
SSI Alternative Income	-	62,663	-	2023-2024
SSI Alternative Income	-	16,937	-	2024-2025
TwentyFour Strategic Income	-	110,678	136,296	2022-2023
TwentyFour Strategic Income	-	265,980	-	2023-2024
TwentyFour Strategic Income	-	307,340	-	2024-2025
TwentyFour Sustainable Short Term Bond	-	168,883	-	2022-2023
TwentyFour Sustainable Short Term Bond	-	323,848	-	2023-2024
TwentyFour Sustainable Short Term Bond	-	234,153	-	2024-2025

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2022, based on management’s evaluation of the shareholder account base, one account has been identified as representing an unaffiliated significant ownership of approximately 58% for the SSI Alternative Income Fund and one shareholder has been identified as representing an affiliated significant ownership of approximately 55% for the TwentyFour Sustainable Short Term Bond Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

period ended December 31, 2022, RID collected $1,274 for TwentyFour Strategic Income Fund from the sale of A Class Shares. During the period ended December 31, 2022 there were no A Class Shares sales charges collected from TwentyFour Sustainable Short Term Bond Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. There were no CDSC fees collected for the A Class Shares of TwentyFour Strategic Income Fund or TwentyFour Sustainable Short Term Bond Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended December 31, 2022, CDSC fees of $164 were collected for the C Class Shares of TwentyFour Strategic Income Fund. There were no CDSC Fees collected for the C Class Shares of TwentyFour Sustainable Short Term Bond Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

The Valuation Rule establishes requirements for determining fair value in good faith for purposes of the Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all of a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Manager’s fair valuation procedures for a Fund.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4.  Securities and Other Investments

Asset-Backed and Mortgage-Related Securities

ABS are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor. A Fund, the Manager, and the sub-advisor do not select the loans or other assets that are included in the collateral backing those pools.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

A Fund may also invest in debt obligations of U.S. Government-sponsored enterprises, including Fannie Mae, Freddie Mac, FFCB and the Tennessee Valley Authority. Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac are supported by the issuers’ right to borrow from the U.S. Treasury, the discretionary authority of the U.S. Treasury to lend to the issuers. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property.

The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund may invest in ABS and mortgage-related securities, including CMOs and mortgage-related securities issued by private organizations which are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities Fannie Mae, a government sponsored corporation owned entirely by private stockholders, and Freddie Mac, a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. Mortgage-related securities are pools created by non-governmental issuers generally offering a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates may be prepaid by their issuers, thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, a Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle a Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Floating Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Foreign Debt Securities

The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund may each invest a significant portion of its assets in a particular geographic region or country. The TwentyFour Strategic Income Fund may invest significantly in emerging markets and may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose the Funds to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended December 31, 2022 are disclosed in the Notes to the Schedules of Investments.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statements of Assets and Liabilities.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.
Short Sales

The SSI Alternative Income Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. The Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of December 31, 2022, short positions were held by the Fund and are disclosed in the Schedule of Investments. For the same period herein, securities pledged as collateral for short sales are disclosed in the Fund’s Schedule of Investments, and cash collateral for short sales are reflected as “Cash with brokers” on the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. A variable rate obligation has a coupon rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the coupon is based. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

A Fund may invest in floaters and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every one or three months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Options Contracts

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security or currency, in the case of a put option. An option on a futures contract provides the holder with the right to enter into a ‘‘long’’ position in the underlying futures contract, in the case of a call option, or a ‘‘short’’ position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

During the period ended December 31, 2022, the SSI Alternative Income Fund purchased/sold options primarily for hedging.

Average Option Notional Amounts Outstanding Period Ended December 31, 2022
Fund	Purchased Contracts	Written Contracts
SSI Alternative Income	$210,400	$235,975

Straddle Options

The Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Non-Deliverable Forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the period ended December 31, 2022, the TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund entered into forward foreign currency contracts primarily for hedging.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended December 31, 2022
Fund	Purchased Contracts	Sold Contracts
TwentyFour Strategic Income	$5,218,219	$116,273,402
TwentyFour Sustainable Short Term Bond	147,449	10,571,929

Swap Agreements

A swap is a transaction in which a Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

members—generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared, involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, a Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and a Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which a Fund enters normally provide for the obligations of a Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. A Fund may be required to pledge collateral to secure its obligations under a swap.

Interest Rate Swap Agreements

The TwentyFour Strategic Income Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

During the period ended December 31, 2022, the TwentyFour Strategic Income Fund entered into interest rate swaps primarily for return enhancement, hedging and adjusting portfolio duration.

The Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

Average Interest Rate Swaps Notional Amounts Outstanding
Fund	Period Ended December 31, 2022
TwentyFour Strategic Income	4,675,000

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SSI Alternative Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2022:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Purchased options contracts outstanding	$–	$–	$–	$–	$323,300	$323,300

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts outstanding	$–	$–	$–	$–	$(96,460)	$(96,460)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2022:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Purchased options contracts	$–	$–	$–	$–	$(1,127,393)	$(1,127,393)
Written options contracts	–	–	–	–	936,188	936,188

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Purchased options contracts	$–	$–	$–	$–	$(171,526)	$(171,526)
Written options contracts	–	–	–	–	67,782	67,782

TwentyFour Strategic Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2022:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$474,755	$–	$–	$–	$474,755

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(513,152)	$–	$–	$–	$(513,152)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2022:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$1,890,307	$–	$–	$–	$1,890,307
Swap agreements	–	—	–	(298)	–	(298)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(3,623,521)	$–	$–	$–	$(3,623,521)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

TwentyFour Sustainable Short Term Bond Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2022:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$163,585	$–	$–	$–	$163,585

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(26,101)	$–	$–	$–	$(26,101)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2022:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$93,902	$–	$–	$–	$93,902

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(130,388)	$–	$–	$–	$(130,388)

(1) See Note 3 in the Notes to Financial Statements for additional information.

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.

As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2022.

SSI Alternative Income Fund

Offsetting of Financial and Derivative Assets as of December 31, 2022:
	Assets	Liabilities
Purchase Options Contracts	$323,300	$-
Written Options Contracts	-	96,460

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$323,300	$96,460

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(323,300)	$(96,460)

TwentyFour Strategic Income Fund

Offsetting of Financial and Derivative Assets as of December 31, 2022:
	Assets	Liabilities
Forward Foreign Currency Contracts	$474,755	$513,152

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$474,755	$513,152

Total derivative assets and liabilities subject to an MNA	$(474,755)	$(513,152)

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2022:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
			Non-Cash Collateral Pledged	Cash Collateral Pledged
State Street Bank & Trust Co.	$474,755	$(474,755)	$-	$-	$-

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
			Non-Cash Collateral Received	Cash Collateral Received
State Street Bank & Trust Co.	$513,152	$(474,755)	$-	$-	$38,397

TwentyFour Sustainable Short Term Bond Fund

Offsetting of Financial and Derivative Assets as of December 31, 2022:
	Assets	Liabilities
Forward Foreign Currency Contracts	$163,585	$26,101

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$163,585	$26,101

Total derivative assets and liabilities subject to an MNA	$(163,585)	$(26,101)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2022:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$163,585	$(26,101)	$-	$-	$137,484
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$(26,101)	$(26,101)	$-	$-	$-

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain Mortgage-Backed Securities (“MBS”) and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed-income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Callable Securities Risk

The SSI Alternative Income Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates. Thus, the Fund’s income could be reduced as a result of a call. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on the Fund’s total return.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Convertible Securities Risk

The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price and a convertible security is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and the Fund could lose its entire investment. In addition, because companies that issue convertible securities may be small- or mid-cap companies, to the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, a Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Funds’ exposure to foreign currencies may reduce the returns of a Fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency derivatives may not always work as intended, and in specific cases, a Fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency that is being hedged and thereby affect a Fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, a Fund may choose to not hedge its currency risks.

Derivatives Risk

Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. A Fund may use derivatives to enhance total return of its portfolio, to hedge against fluctuations in interest rates or currency exchange rates, to change the effective duration of its portfolio, or to manage certain investment risks or as a substitute for the purchase or sale of the underlying currencies or securities. A Fund may also hold derivative instruments to obtain economic exposure to an issuer without directly holding its securities.

Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If a sub-advisor incorrectly forecasts stock market values, or the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for a Fund, a Fund could lose money. In addition, leverage embedded in a derivative instrument can expose a Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the derivative’s original cost (generally the initial margin deposit). There may also be material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment, for example, where a Fund may be called upon to deliver a security it does not own. As a result, a Fund could lose more than the amount it invests. Derivatives may at times be illiquid and may be more volatile than other types of investments. A Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Certain derivatives may also be difficult to value, and valuation

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

may be more difficult in times of market turmoil. A Fund may buy or sell derivatives not traded on organized exchanges. A Fund may also enter into transactions that are not cleared through clearing organizations. These types of transactions may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Certain derivatives require a Fund to post margin to secure its future obligation; if a Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements at a time when it maybe disadvantageous to do so. A Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses.

Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a sub-advisor may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a Fund not used the hedging instruments. A Fund may not hedge certain risks in particular situations, even if suitable instruments are available.

A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation may make derivatives more costly, may limit their availability, may disrupt markets, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over-the-counter and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.

Environmental, Social, and/or Governance Investing Risk

A Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by a Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund’s ESG investment considerations may also affect a Fund’s exposure to certain sectors or types of investments, which may impact a Fund’s relative investment performance depending on the performance of issuers in those sectors relative to issuers in the broader market. A Fund may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. A Fund may underperform funds that do not incorporate these considerations. A Fund’s sub-advisor is dependent on available information to assist in the use of ESG investment considerations, and, because there are few generally accepted standards to use in such considerations, the information and considerations used for a Fund may differ from the information and considerations used for other funds. The limited availability of such information, as well as errors in or omissions from such information could result in incorrect evaluations of potential investments. There is no guarantee that a Fund’s efforts to select investments that meet a Fund’s ESG investing considerations will be successful.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Funds’ annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Funds could also result in increased realized net capital gains, distributions of which are taxable to the Funds’ shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Bond Risk

Exposure to high-yield securities (commonly referred to as ‘’junk bonds’’) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price a Fund desires. High yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that issuers of lower-rated securities will default on the timely payment of principal or interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case a Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities. Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

of a fixed income security also may affect the value of these investments. However, allocating investments among securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Interest rates are currently at or near historic lows, and some investments may have negative interest rates. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have variable or floating coupon rates that are based on LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR is produced daily by averaging the rates reported by a number of banks and may be a significant factor in determining a Fund’s payment obligations under a derivative instrument, the cost of financing to a Fund, or an investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s performance. Arrangements are underway to phase out the use of LIBOR. These arrangements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

Regulators and market participants are working together to identify or develop successor Reference Rates. Additionally, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, there remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund and the financial markets generally, and the termination of certain Reference Rates presents risks to a Fund. Financial industry groups have begun planning for a transition to the use of a different Reference Rate or benchmark rate, but there are obstacles to converting certain securities and transactions to a new Reference Rate or benchmark rate. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact the Fund. While some LIBOR-based instruments may contemplate a scenario where LIBOR becomes unavailable by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

effectiveness of any such methodologies. In addition, the alternative reference or benchmark rate may be an ineffective substitute, potentially resulting in prolonged adverse market conditions for a Fund. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. Any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, any of the effects described above could occur prior to the official phasing out of LIBOR.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Funds may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Funds at such times may have a significant adverse effect on a Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. A Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Funds that invest in high-yield, and, or has exposure to foreign securities through the derivatives it holds, are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Non-Diversification Risk

The American Beacon TwentyFour Sustainable Short Term Bond Fund is non-diversified, which means the Fund may invest a high percentage of its assets in a limited number of issuers. When a Fund invests in a relatively small number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. When a Fund is non-diversified, its NAV and total return may also fluctuate more or be subject to declines in weaker markets than a diversified mutual fund. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Funds may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Short Position Risk

The SSI Alternative Income Fund’s short positions are speculative and are subject to special risks. A short position involves the sale by a Fund of a security that it does not own. A Fund then intends to purchase the same security at a later date at a lower price. A Fund may enter into a short position through a forward commitment, a futures contract, an option, or a swap agreement. If the price of the security or derivative has increased during the time a Fund holds the short position, then a Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to the third party. Therefore, short positions involve the risk that losses may be exaggerated, and that the Fund may lose more money than the actual cost of the investment. A Fund’s losses are potentially unlimited in a short position because the price appreciation of the security that a Fund is required to purchase is unlimited. There can be no assurance that the securities necessary to cover the short position will be available for purchase by a Fund. In addition, purchasing securities to close out the short position can itself cause the price of the relevant securities to rise further, thereby increasing any loss incurred by a Fund. Furthermore, a Fund may be forced to close out a short position prematurely if a counterparty from which a Fund borrowed securities demands their return, resulting in a loss on what might otherwise have been a profitable position. Short positions also include greater reliance on a sub-advisor’s ability to accurately anticipate the future value of a security or instrument. A Fund may invest the proceeds of a short sale, and therefore, be subject to the effect of leverage, in that short selling amplifies changes in a Fund’s NAV since it increases the exposure of a Fund to the market and may increase losses and the volatility of returns. If such instruments are traded over-the-counter, there is the risk that the counterparty may fail to honor its contract terms, causing a loss to a Fund.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Sustainable Investing Risk

The TwentyFour Sustainable Short Term Bond Fund’s incorporation of sustainable investing considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the sustainable investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. The Fund may underperform funds that do not incorporate these considerations. The sub-advisor uses sustainability research and/or ratings information provided by one or more third parties in performing this analysis and considering sustainability risks. As there are few generally accepted standards to use in such considerations, the information and considerations used for the Fund may differ from the information and consideration used for other funds.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, Secured Overnight Financing Rate (“SOFR”), LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a RIC, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2022 for SSI Alternative Income Fund and TwentyFour Strategic Income Fund and the tax years in the three year period ended June 30, 2022 for TwentyFour Sustainable Short Term Bond Fund remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2022, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SSI Alternative Income	$122,588,788	$12,120,459	$(23,795,424)	$(11,674,965)
TwentyFour Strategic Income	115,323,939	58,016	(26,252,727)	(26,194,711)
TwentyFour Sustainable Short Term Bond	15,390,595	212,542	(1,167,760)	(1,459,218)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2022, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SSI Alternative Income	$–	$3,113,777
TwentyFour Strategic Income	5,439,726	11,507,269
TwentyFour Sustainable Short Term Bond	37,120	17,568

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2022 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
SSI Alternative Income	$28,028,706	$–	$39,706,046	$–
TwentyFour Strategic Income	—	25,268,280	62,084,300	36,948,776
TwentyFour Sustainable Short Term Bond	3,061,347	395,391	2,078,190	388,813

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2022 were as follows:

Fund	Type of Transaction	June 30, 2022 Shares/Fair Value	Purchases	Sales	December 31, 2022 Shares/Fair Value
SSI Alternative Income	Direct	$8,405,280	$30,963,012	$36,191,129	$3,177,163
TwentyFour Strategic Income	Direct	3,413,816	38,362,998	41,447,389	329,425

9.  Borrowing Arrangements

Effective November 11, 2022 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2022, the Funds did not utilize these facilities.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	73	$675	20,466	$199,701
Reinvestment of dividends	329	3,040	–	–
Shares redeemed	(67)	(617)	(7)	(70)

Net increase in shares outstanding	335	$3,098	20,459	$199,631

	Y Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	972,569	$9,056,177	6,147,854	$61,807,965
Reinvestment of dividends	159,662	1,476,715	1,169,291	11,722,293
Shares redeemed	(3,208,407)	(29,946,357)	(5,008,484)	(50,076,087)

Net increase (decrease) in shares outstanding	(2,076,176)	$(19,413,465)	2,308,661	$23,454,171

	Investor Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,216	$11,346	63,448	$694,569
Reinvestment of dividends	649	6,033	17,242	172,653
Shares redeemed	(7,104)	(66,806)	(146,050)	(1,484,820)

Net (decrease) in shares outstanding	(5,239)	$(49,427)	(65,360)	$(617,598)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

	R5 Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	47,418	$419,925	392,522	$4,264,384
Reinvestment of dividends	79,155	646,848	34,237	365,658
Shares redeemed	(38,707)	(338,266)	(1,039,780)	(11,007,071)

Net increase (decrease) in shares outstanding	87,866	$728,507	(613,021)	$(6,377,029)

	Y Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,396,763	$12,520,244	7,276,157	$77,123,306
Reinvestment of dividends	1,582,840	12,953,294	684,680	7,208,244
Shares redeemed	(9,862,388)	(86,400,631)	(9,404,432)	(96,458,051)

Net (decrease) in shares outstanding	(6,882,785)	$(60,927,093)	(1,443,595)	$(12,126,501)

	Investor Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	66,593	$587,028	1,352,964	$14,414,491
Reinvestment of dividends	210,026	1,692,105	83,526	869,035
Shares redeemed	(910,535)	(8,312,184)	(1,604,628)	(16,726,955)

Net (decrease) in shares outstanding	(633,916)	$(6,033,051)	(168,138)	$(1,443,429)

	A Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	46,495	$404,091	206,444	$2,175,935
Reinvestment of dividends	92,276	742,583	25,358	264,262
Shares redeemed	(163,225)	(1,392,831)	(264,706)	(2,688,689)

Net (decrease) in shares outstanding	(24,454)	$(246,157)	(32,904)	$(248,492)

	C Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	83,111	$708,336	140,493	$1,449,094
Reinvestment of dividends	93,176	745,163	22,292	231,582
Shares redeemed	(204,847)	(1,785,136)	(308,497)	(3,135,850)

Net (decrease) in shares outstanding	(28,560)	$(331,637)	(145,712)	$(1,455,174)

	Y Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	180,637	$1,650,962	597,651	$5,824,254
Reinvestment of dividends	78,669	668,419	5,927	57,064
Shares redeemed	(64,447)	(584,503)	(63,748)	(611,934)

Net increase in shares outstanding	194,859	$1,734,878	539,830	$5,269,384

American Beacon FundsSM

Notes to Financial Statements

December 31, 2022 (Unaudited)

	A Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	17,142	$159,764	11,628	$110,000
Reinvestment of dividends	153	1,324	215	2,103
Shares redeemed	(17,166)	(158,789)	(20,509)	(194,708)

Net increase (decrease) in shares outstanding	129	$2,299	(8,666)	$(82,605)

	C Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	557	$5,000	–	$–
Reinvestment of dividends	118	970	76	731
Shares redeemed	–	–	(3,637)	(34,014)

Net increase (decrease) in shares outstanding	675	$5,970	(3,561)	$(33,283)

	R6 Class
	Six Months Ended December 31, 2022		Year Ended June 30, 2022
	(unaudited)
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Reinvestment of dividends	–	–	–	–
Shares redeemed	–	–	–	–

Net increase (decrease) in shares outstanding	–	$–	–	$–

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31,		Year Ended June 30,						May 20, 2019B to June 30,
	2022		2022		2021		2020		2019#

	(unaudited)
Net asset value, beginning of period	$9.29		$11.15		$10.15		$10.27		$10.17

Income (loss) from investment operations:
Net investment income	0.13		0.38		0.16		0.19		0.03
Net gains (losses) on investments (both realized and unrealized)	0.05		(0.95)		1.18		0.06		0.07

Total income (loss) from investment operations	0.18		(0.57)		1.34		0.25		0.10

Less distributions:
Dividends from net investment income	(0.15)		(0.21)		(0.26)		(0.37)		-
Distributions from net realized gains	-		(1.08)		(0.08)		-		-

Total distributions	(0.15)		(1.29)		(0.34)		(0.37)		-

Net asset value, end of period	$9.32		$9.29		$11.15		$10.15		$10.27

Total returnC	1.93	%D	(5.85)%		13.33%		2.49%		0.98	%D

Ratios and supplemental data:
Net assets, end of period	$285,558		$281,521		$109,650		$99,760		$100,976
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.93	%E	1.64%		1.93%		4.90%		2.76	%E
Expenses, net of reimbursements and/or recoupments	1.88	%E F	1.64	%F	1.89	%F	2.19	%F	1.83	%E F
Net investment income (loss), before expense reimbursements and/or recoupments	2.78	%E	1.47%		1.43%		(0.81)%		1.41	%E
Net investment income, net of reimbursements and/or recoupments	2.83	%E	1.47%		1.47%		1.90%		2.34	%E
Portfolio turnover rate	35	%D	113%		326%		242%		20	%D

#	Fiscal year end changed from March 31 to June 30.
A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.45%, 1.49%, 1.49%, 1.49% and 1.49% for the period ended December 31, 2022, year ended June 30, 2022, year ended June 30, 2021, year ended June 30, 2020 and period ended June 30, 2019, respectively.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y ClassA
	Six Months Ended December 31, 2022		Year Ended June 30,						April 1, 2019 to June 30,		Year Ended March 31,
			2022		2021		2020		2019#		2019		2018

	(unaudited)
Net asset value, beginning of period	$9.29		$11.14		$10.14		$10.27		$10.12		$10.04		$9.90

Income (loss) from investment operations:
Net investment income	0.09		0.19		0.08		0.19		0.08		0.20	B	0.19	B
Net gains (losses) on investments (both realized and unrealized)	0.09		(0.76)		1.26		0.05		0.07		0.07		0.13

Total income (loss) from investment operations	0.18		(0.57)		1.34		0.24		0.15		0.27		0.32

Less distributions:
Dividends from net investment income	(0.14)		(0.20)		(0.26)		(0.37)		-		(0.19)		(0.18)
Distributions from net realized gains	-		(1.08)		(0.08)		-		-		-		-

Total distributions	(0.14)		(1.28)		(0.34)		(0.37)		-		(0.19)		(0.18)

Net asset value, end of period	$9.33		$9.29		$11.14		$10.14		$10.27		$10.12		$10.04

Total return	1.94	%CD	(5.85	)%C	13.33	%C	2.35	%C	1.48	%CD	2.71	%E	3.28	%E

Ratios and supplemental data:
Net assets, end of period	$110,319,403		$129,179,345		$129,211,872		$139,609,314		$227,279,618		$279,429,760		$281,239,955
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.00	%G	1.74%		2.00%		2.32%		2.14	%G	1.79	%F	1.76	%F
Expenses, net of reimbursements and/or recoupments	1.96	%GH	1.73	%H	1.96	%H	2.27	%H	1.71	%GH	1.79	%F	1.76	%F
Net investment income, before expense reimbursements and/or recoupments	2.68	%G	1.26%		1.24%		1.81%		1.81	%G	1.99%		1.85%
Net investment income, net of reimbursements and/or recoupments	2.72	%G	1.27%		1.28%		1.86%		2.24	%G	1.99%		1.85%
Portfolio turnover rate	35	%D	113%		326%		242%		20	%D	76%		52%

#	Fiscal year end changed from March 31 to June 30.
A	On May 17, 2019, Class I was re-designated as Y Class.
B	Based on average shares outstanding for the period.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E

Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that shareholder would pay on Fund distributions or the redemption of Fund shares.

F

If interest expense, dividends on securities sold short and shareholder servicing fees had been excluded, the expense ratios would have been lowered by 0.30% and 0.27% for the periods ended March 31, respectively.

G	Annualized.
H

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.52%, 1.56%, 1.56%, 1.56% and 1.54% for the period ended December 31, 2022, year ended June 30, 2022, year ended June 30, 2021, year ended June 30, 2020 and period ended June 30, 2019, respectively.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor ClassA
	Six Months Ended December 31, 2022		Year Ended June 30,						April 1, 2019 to June 30,		Year Ended March 31,
			2022		2021		2020		2019#		2019		2018

	(unaudited)
Net asset value, beginning of period	$9.30		$11.12		$10.13		$10.27		$10.13		$10.04		$9.90

Income (loss) from investment operations:
Net investment income	0.09		0.10	B	0.08		0.17		0.03		0.17	B	0.16	B
Net gains (losses) on investments (both realized and unrealized)	0.07		(0.69)		1.23		0.04		0.11		0.07		0.13

Total income (loss) from investment operations	0.16		(0.59)		1.31		0.21		0.14		0.24		0.29

Less distributions:
Dividends from net investment income	(0.10)		(0.15)		(0.24)		(0.35)		-		(0.15)		(0.15)
Distributions from net realized gains	-		(1.08)		(0.08)		-		-		-		-

Total distributions	(0.10)		(1.23)		(0.32)		(0.35)		-		(0.15)		(0.15)

Net asset value, end of period	$9.36		$9.30		$11.12		$10.13		$10.27		$10.13		$10.04

Total return	1.76	%CD	(6.03	)%C	13.03	%C	2.07	%C	1.38	%CD	2.47	%E	2.99	%E

Ratios and supplemental data:
Net assets, end of period	$527,192		$572,433		$1,411,885		$862,020		$946,784		$856,300		$1,256,917
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.53	%G	2.13%		2.32%		2.97%		2.39	%G	2.04	%F	2.01	%F
Expenses, net of reimbursements and/or recoupments	2.21	%GH	1.99	%H	2.20	%H	2.52	%H	1.98	%GH	2.04	%F	2.01	%F
Net investment income, before expense reimbursements and/or recoupments	2.16	%G	0.81%		0.84%		1.13%		1.62	%G	1.74%		1.60%
Net investment income, net of reimbursements and/or recoupments	2.48	%G	0.95%		0.96%		1.58%		2.04	%G	1.74%		1.60%
Portfolio turnover rate	35	%D	113%		326%		242%		20	%D	76%		52%

#	Fiscal year end changed from March 31 to June 30.
A	On May 17, 2019, Class A was re-designated as Investor Class.
B	Based on average shares outstanding for the period.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E

Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

F

If interest expense, dividends on securities sold short and shareholder servicing fees had been excluded, the expense ratios would have been lowered by 0.30% and 0.27% for the periods ended March 31, respectively.

G	Annualized.
H

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.77% 1.81%, 1.81%, 1.81% and 1.81% for the period ended December 31, 2022, year ended June 30, 2022, year ended June 30, 2021, year ended June 30, 2020 and period ended June 30, 2019, respectively.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31,		Year Ended June 30,
	2022		2022		2021	2020	2019		2018

	(unaudited)
Net asset value, beginning of period	$9.15		$11.02		$10.27	$10.24	$10.07		$10.17

Income (loss) from investment operations:
Net investment income	0.54		0.38	B	0.41	0.35	0.43	B	0.44
Net gains (losses) on investments (both realized and unrealized)	(0.41)		(1.85)		0.71	0.03	0.27		(0.09)

Total income (loss) from investment operations	0.13		(1.47)		1.12	0.38	0.70		0.35

Less distributions:
Dividends from net investment income	(1.33)		(0.40)		(0.37)	(0.35)	(0.52)		(0.45)
Distributions from net realized gains	-		-		-	-	(0.01)		-

Total distributions	(1.33)		(0.40)		(0.37)	(0.35)	(0.53)		(0.45)

Net asset value, end of period	$7.95		$9.15		$11.02	$10.27	$10.24		$10.07

Total returnC	1.48	%D	(13.73)%		11.06%	3.81%	7.27%		3.49%

Ratios and supplemental data:
Net assets, end of period	$4,334,712		$4,186,949		$11,799,339	$9,824,323	$8,968,940		$6,460,768
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.04	%E	0.88%		0.91%	1.01%	1.22%		1.74%
Expenses, net of reimbursements and/or recoupments	0.72	%E	0.72%		0.72%	0.72%	0.72%		0.72%
Net investment income, before expense reimbursements and/or recoupments	4.90	%E	3.43%		3.05%	2.69%	3.81%		3.22%
Net investment income, net of reimbursements and/or recoupments	5.22	%E	3.59%		3.24%	2.98%	4.31%		4.24%
Portfolio turnover rate	19	%D	48%		79%	185%	198%		135%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31,		Year Ended June 30,
	2022		2022	2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$9.12		$10.99	$10.25	$10.22	$10.06	$10.16

Income (loss) from investment operations:
Net investment income	0.02		0.37	0.39	0.37	0.42	0.46
Net gains (losses) on investments (both realized and unrealized)	0.10		(1.84)	0.72	0.01	0.27	(0.11)

Total income (loss) from investment operations	0.12		(1.47)	1.11	0.38	0.69	0.35

Less distributions:
Dividends from net investment income	(1.33)		(0.40)	(0.37)	(0.35)	(0.52)	(0.45)
Distributions from net realized gains	-		-	-	-	(0.01)	-

Total distributions	(1.33)		(0.40)	(0.37)	(0.35)	(0.53)	(0.45)

Net asset value, end of period	$7.91		$9.12	$10.99	$10.25	$10.22	$10.06

Total returnA	1.38	%B	(13.76)%	11.00%	3.82%	7.18%	3.49%

Ratios and supplemental data:
Net assets, end of period	$66,407,105		$139,290,122	$183,749,947	$89,459,856	$38,664,428	$22,277,957
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.10	%C	0.93%	0.96%	1.09%	1.42%	1.78%
Expenses, net of reimbursements and/or recoupments	0.80	%C	0.80%	0.81%	0.82%	0.82%	0.82%
Net investment income, before expense reimbursements and/or recoupments	4.73	%C	3.48%	3.02%	2.58%	3.60%	3.25%
Net investment income, net of reimbursements and/or recoupments	5.03%[c]		3.61%	3.17%	2.85%	4.20%	4.21%
Portfolio turnover rate	19	%B	48%	79%	185%	198%	135%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31,		Year Ended June 30,
	2022		2022	2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$9.02		$10.88	$10.16	$10.15	$10.02	$10.16

Income (loss) from investment operations:
Net investment income	0.29		0.34	0.33	0.44	0.38	0.43
Net gains (losses) on investments (both realized and unrealized)	(0.18)		(1.82)	0.74	(0.08)	0.27	(0.12)

Total income (loss) from investment operations	0.11		(1.48)	1.07	0.36	0.65	0.31

Less distributions:
Dividends from net investment income	(1.33)		(0.38)	(0.35)	(0.35)	(0.51)	(0.45)
Distributions from net realized gains	-		-	-	-	(0.01)	-

Total distributions	(1.33)		(0.38)	(0.35)	(0.35)	(0.52)	(0.45)

Net asset value, end of period	$7.80		$9.02	$10.88	$10.16	$10.15	$10.02

Total returnA	1.20	%B	(14.03)%	10.67%	3.58%	6.84%	3.09%

Ratios and supplemental data:
Net assets, end of period	$10,794,209		$18,192,880	$23,773,539	$14,710,345	$1,422,906	$1,271,611
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.39	%C	1.22%	1.24%	1.42%	1.69%	2.16%
Expenses, net of reimbursements and/or recoupments	1.09	%C	1.09%	1.09%	1.09%	1.09%	1.09%
Net investment income, before expense reimbursements and/or recoupments	4.42	%C	3.20%	2.73%	2.23%	3.30%	2.89%
Net investment income, net of reimbursements and/or recoupments	4.72	%C	3.33%	2.88%	2.56%	3.90%	3.96%
Portfolio turnover rate	19	%B	48%	79%	185%	198%	135%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31,		Year Ended June 30,			October 29, 2018A to June 30,
	2022		2022	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$9.03		$10.89	$10.16	$10.16	$9.95

Income (loss) from investment operations:
Net investment income	0.27		0.34	0.35	0.23	0.33
Net gains (losses) on investments (both realized and unrealized)	(0.16)		(1.81)	0.72	0.11	0.26

Total income (loss) from investment operations	0.11		(1.47)	1.07	0.34	0.59

Less distributions:
Dividends from net investment income	(1.33)		(0.39)	(0.34)	(0.34)	(0.37)
Distributions from net realized gains	-		-	-	-	(0.01)

Total distributions	(1.33)		(0.39)	(0.34)	(0.34)	(0.38)

Net asset value, end of period	$7.81		$9.03	$10.89	$10.16	$10.16

Total returnB	1.25	%C	(13.94)%	10.73%	3.44%	6.18	%C

Ratios and supplemental data:
Net assets, end of period	$4,588,861		$5,523,840	$7,020,746	$5,216,325	$6,270,835
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.29	%D	1.14%	1.16%	1.34%	1.78	%D
Expenses, net of reimbursements and/or recoupments	1.00	%D	1.00%	1.04%	1.12%	1.12	%D
Net investment income, before expense reimbursements and/or recoupments	4.62	%D	3.28%	2.81%	2.35%	3.30	%D
Net investment income, net of reimbursements and/or recoupments	4.91	%D	3.42%	2.93%	2.57%	3.96	%D
Portfolio turnover rate	19	%C	48%	79%	185%	198	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31,		Year Ended June 30,				October 29, 2018A to June 30,
	2022		2022		2021	2020	2019

	(unaudited)
Net asset value , beginning of period	$9.00		$10.85		$10.13	$10.14	$9.95

Income (loss) from investment operations:
Net investment income	0.29		0.25		0.27	0.30	0.24
Net gains (losses) on investments (both realized and unrealized)	(0.22)		(1.80)		0.72	(0.03)	0.30

Total income (loss) from investment operations	0.07		(1.55)		0.99	0.27	0.54

Less distributions:
Dividends from net investment income	(1.29)		(0.30)		(0.27)	(0.28)	(0.34)
Distributions from net realized gains	-		-		-	-	(0.01)

Total distributions	(1.29)		(0.30)		(0.27)	(0.28)	(0.35)

Net asset value, end of period	$7.78		$9.00		$10.85	$10.13	$10.14

Total returnB	0.79	%C	(14.61)%		9.87%	2.72%	5.63	%C

Ratios and supplemental data:
Net assets, end of period	$4,958,566		$5,987,755		$8,803,669	$4,735,447	$1,659,229
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.06	%D	1.90%		1.95%	2.14%	2.58	%D
Expenses, net of reimbursements and/or recoupments	1.80	%D	1.82	%E	1.85%	1.87%	1.87	%D
Net investment income, before expense reimbursements and/or recoupments	3.84	%D	2.50%		2.02%	1.57%	2.50	%D
Net investment income, net of reimbursements and/or recoupments	4.10	%D	2.58%		2.12%	1.84%	3.20	%D
Portfolio turnover rate	19	%C	48%		79%	185%	198	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2021.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31,		Year Ended June 30,			February 18, 2020A to June 30,
	2022		2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$9.26		$10.02	$9.92		$10.00

Income (loss) from investment operations:
Net investment income	0.18		0.32	0.21		0.05
Net gains (losses) on investments (both realized and unrealized)	(0.09)		(0.83)	0.18		(0.06)

Total income (loss) from investment operations	0.09		(0.51)	0.39		(0.01)

Less distributions:
Dividends from net investment income	(0.96)		(0.25)	(0.29)		(0.07)

Net asset value, end of period	$8.39		$9.26	$10.02		$9.92

Total returnB	0.97	%C	(5.20)%	4.00%		(0.09	)%C

Ratios and supplemental data:
Net assets, end of period	$6,463,272		$5,328,507	$354,076		$149,445
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.02	%D	2.24%	4.65	%E	11.60	%D E
Expenses, net of reimbursements and/or recoupments	0.57	%D	0.57%	0.57%		0.57	%D
Net investment income (loss), before expense reimbursements and/or recoupments	0.74	%D	(0.06)%	(2.71	)%E	(9.96	)%D E
Net investment income, net of reimbursements and/or recoupments	2.19	%D	1.61%	1.37%		1.07	%D
Portfolio turnover rate	20	%C	43%	54%		7	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31,		Year Ended June 30,				February 18, 2020A to June 30,
	2022		2022		2021		2020

	(unaudited)
Net asset value, beginning of period	$9.23		$9.98		$9.91		$10.00

Income (loss) from investment operations:
Net investment income	0.09		0.12	B	0.11		0.05
Net gains (losses) on investments (both realized and unrealized)	(0.02)		(0.65)		0.25		(0.07)

Total income (loss) from investment operations	0.07		(0.53)		0.36		(0.02)

Less distributions:
Dividends from net investment income	(0.93)		(0.22)		(0.29)		(0.07)

Net asset value, end of period	$8.37		$9.23		$9.98		$9.91

Total returnC	0.75	%D	(5.43)%		3.70%		(0.19	)%D

Ratios and supplemental data:
Net assets, end of period	$98,413		$107,415		$202,627		$206,227
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.48	%E	3.13%		5.33	%F	10.25	%E F
Expenses, net of reimbursements and/or recoupments	0.87	%E	0.87%		0.87%		0.87	%E
Net investment income (loss), before expense reimbursements and/or recoupments	0.25	%E	(1.06)%		(3.36	)%F	(8.59	)%E F
Net investment income, net of reimbursements and/or recoupments	1.86	%E	1.20%		1.10%		0.79	%E
Portfolio turnover rate	20	%D	43%		54%		7	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31,		Year Ended June 30,				February 18, 2020A to June 30,
	2022		2022		2021		2020

	(unaudited)
Net asset value, beginning of period	$9.07		$9.87		$9.87		$10.00

Income (loss) from investment operations:
Net investment income	0.11		0.04	B	0.03	B	0.02
Net gains (losses) on investments (both realized and unrealized)	(0.07)		(0.64)		0.26		(0.08)

Total income (loss) from investment operations	0.04		(0.60)		0.29		(0.06)

Less distributions:
Dividends from net investment income	(0.93)		(0.20)		(0.29)		(0.07)

Net asset value, end of period	$8.18		$9.07		$9.87		$9.87

Total returnC	0.43	%D	(6.15)%		3.00%		(0.59	)%D

Ratios and supplemental data:
Net assets, end of period	$91,746		$95,605		$139,238		$254,319
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.94	%E	3.78%		6.04	%F	10.34	%E F
Expenses, net of reimbursements and/or recoupments	1.62	%E	1.62%		1.62%		1.62	%E
Net investment (loss), before expense reimbursements and/or recoupments	(0.21	)%E	(1.71)%		(4.08	)%F	(8.62	)%E F
Net investment income, net of reimbursements and/or recoupments	1.11	%E	0.45%		0.34%		0.10	%E
Portfolio turnover rate	20	%D	43%		54%		7	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended December 31,		Year Ended June 30,			February 18, 2020A to June 30,
	2022		2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$9.32		$10.04	$9.92		$10.00

Income (loss)from investment operations:
Net investment income	0.11		0.16	0.15		0.04
Net gains (losses) on investments (both realized and unrealized)	(0.02)		(0.66)	0.26		(0.05)

Total income (loss) from investment operations	0.09		(0.50)	0.41		(0.01)

Less distributions:
Dividends from net investment income	(0.94)		(0.22)	(0.29)		(0.07)

Net asset value, end of period	$8.47		$9.32	$10.04		$9.92

Total returnB	0.94	%C	(5.06)%	4.21%		(0.09	)%C

Ratios and supplemental data:
Net assets, end of period	$8,231,043		$9,050,291	$9,753,318		$9,638,229
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.92	%D	2.38%	4.44	%E	6.83	%D E
Expenses, net of reimbursements and/or recoupments	0.47	%D	0.47%	0.47%		0.47	%D
Net investment income (loss), before expense reimbursements and/or recoupments	0.81	%D	(0.30)%	(2.47)	%E	(5.20	)%D E
Net investment income, net of reimbursements and/or recoupments	2.26	%D	1.61%	1.50%		1.16	%D
Portfolio turnover rate	20	%C	43%	54%		7	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 12/22

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b)     The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Jeffrey K. Ringdahl
Jeffrey K. Ringdahl
President
American Beacon Funds

Date: March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey K. Ringdahl	By /s/ Sonia L. Bates
Jeffrey K. Ringdahl	Sonia L. Bates
President	Chief Accounting Officer and Treasurer
American Beacon Funds	American Beacon Funds
Date: March 8, 2023	March 8, 2023